UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-23261

T. Rowe Price Multi-Strategy Total Return Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2024

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Market Commentary
Portfolio Summary
Fund Expense Example
Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
April 30, 2024
SemiAnnual Report
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
TMSRX Multi-Strategy Total
Return Fund –
.
TMSSX Multi-Strategy Total
Return Fund–
.
I Class

T. ROWE PRICE Multi-Strategy Total Return Fund
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ways to waive it.

T. ROWE PRICE Multi-Strategy Total Return Fund
Market Commentary

Dear Shareholder
Major global stock and bond indexes produced positive results during the first half of your fund’s fiscal year, the six-month period ended April 30, 2024. Investor sentiment was bolstered by rising hopes at the end of 2023 that central banks would be able to cut interest rates soon; however, stronger-than-expected inflation data in the first quarter of 2024 contributed to a downturn in April that offset some of the strong gains recorded earlier in the period.
Growth stocks outperformed value shares over the six-month
period, and stocks in developed markets generally outpaced their counterparts in emerging markets. Currency movements were
mixed over the period—a weaker U.S. dollar versus some major
European currencies was beneficial for U.S. investors in European securities, while a downturn in the Japanese yen had the reverse effect.
Technology companies benefited from investor enthusiasm for
artificial intelligence developments and produced some of the strongest results in the equity market. Within the U.S.-focused S&P
500 Index, the communication services, financials, information technology, and industrials sectors all recorded strong gains, while returns for energy companies were more muted as oil prices dipped at the end of 2023 before rebounding in the new year.
U.S. Treasury yields finished the period lower, which supported broadly positive results in the fixed income market. High yield corporate bonds produced some of the strongest returns, aided by the higher coupons that have become available since the Fed began hiking rates about two years ago, as well as strength in the economy that kept default expectations at low levels.
The U.S. economy was the strongest among the major markets
during the period, although first-quarter gross domestic product growth—according to a preliminary estimate—slowed from the
level reported at the end of 2023. Meanwhile, after flirting with a recession late last year, growth in the eurozone appeared to be healthier in the latest reports, and China’s economy showed signs of recovery after a sluggish performance in 2023.

T. ROWE PRICE Multi-Strategy Total Return Fund

The positive economic news aided investor sentiment following widespread expectations for a downturn last year. But the outlook for monetary policy as global central banks continued their fight against inflation was more difficult to decipher.
After significant progress in reducing the rate of price increases—
12-month consumer price index inflation dropped from 6.4% to
3.3% over the course of 2023—Federal Reserve policymakers
helped boost sentiment when their year-end economic projections indicated that three quarter-point interest rate cuts were likely in
2024, up from the two they had forecast previously. However, with inflation improvements stalling so far this year, Fed officials indicated that they will take a patient approach to loosening monetary policy, a message that weighed on markets near the end of our reporting period.
Outside the U.S., the European Central Bank was also facing sticky inflation, but officials indicated that they would like to begin cutting rates soon if upcoming reports are favorable. Meanwhile, moving in the other direction, the Bank of Japan lifted short-term interest rates from negative territory for the first time in over seven years following a long campaign against disinflation, although Japan’s monetary policy remains among the most accommodative in the
world.
Global economies have displayed continued resilience in the
year-to-date period, but risks remain as we look ahead. Elevated geopolitical tensions, uncertainty about the path of monetary policy, and fading fiscal stimulus all raise the potential for additional volatility. We believe this environment makes skilled active management a critical tool for identifying risks and opportunities, and our investment teams will continue to use fundamental
research to help identify securities that can add value to your portfolio over the long term.
Thank you for your continued confidence in T. Rowe Price.
Sincerely,
Robert Sharps
CEO and President

T. ROWE PRICE Multi-Strategy Total Return Fund
Portfolio Summary

SECURITY DIVERSIFICATION
Non-
U.S. U.S.
Percentage
of Net
Assets
1
Equity 0.5% 2.5%
2
3.0%
Common
Stocks 4.9 13.3 18.2
Stock Index
Futures -4.8 -10.8 -15.6
Other Equity 0.4 0.0 0.4
Equity
Derivatives 0.0 0.0 0.0
Fixed Income 2.4% 30.2% 32.7%
Asset Backed 0.1 1.5 1.5
Bank Debt 0.9 11.7 12.6
Corporate
Bonds 8.4 10.0 18.4
Fixed Income
Futures -9.4 -2.9 -12.3
Government
Bonds 0.0 7.3 7.3
Other Fixed
Income 2.5 2.7 5.3
Convertibles 0.3% 1.2% 1.5%
Cash/Short-Term
Investments
3
-7.1% 70.0% 62.8%
Total
4
-3.9% 103.9% 100.0%

The percentage of total net assets is calculated
based on the market value of the underlying
securities as of April 30, 2024. All numbers are
subject to rounding.

Negative percentage allocations represent short
positions.

A significant portion of the fund’s balance is held in
cash and short-term investments as collateral for
derivatives.
4
Security diversification is derived using the fund’s
direct holdings plus exposure gained indirectly
through the fund’s holdings in underlying funds.

T. ROWE PRICE Multi-Strategy Total Return Fund

BOND PORTFOLIO PROFILE
Periods Ended 10/31/23 4/30/24
Weighted Average
Effective Duration (years) 0.8 1.7
Weighted Average
Maturity (years) 4.7 4.6
Credit Quality Diversification*
U.S. Government
Agencies** 0.0% 0.0%
U.S. Treasuries*** 0.0  1.2
AAA 1.7  3.4
AA 4.9  3.0
A 3.0  4.3
BBB 29.9  22.7
BB and Below 58.0  62.5
Not Rated 2.5  2.9
Total 100.0% 100.0%
* Sources: Credit ratings for the securities held
in the fund are provided by Moody’s, Standard
& Poor’s, and Fitch and are converted to the
Standard & Poor’s nomenclature. If the rating
agencies differ, the highest rating is applied to the
security. If a rating is not available, the security
is classified as Not Rated. T. Rowe Price uses
the rating of the underlying investment vehicle to
determine the creditworthiness of credit default
swaps and sovereign securities. The fund is not
rated by any agency.
** U.S. government agency securities are issued or
guaranteed by a U.S. government agency and
may include conventional pass-through securities
and collateralized mortgage obligations; unlike
Treasuries, government agency securities are not
issued directly by the U.S. government and are
generally unrated but may have credit support
from the U.S. Treasury (e.g., FHLMC and FNMA
issues) or a direct government guarantee (e.g.,
GNMA issues). Therefore, this category may
include rated and unrated securities.
*** U.S. Treasury securities are issued by the U.S.
Treasury and are backed by the full faith and
credit of the U.S. government. The ratings of U.S.
Treasury securities are derived from the ratings on
the U.S. government.

T. ROWE PRICE Multi-Strategy Total Return Fund

Note: Copyright © 2024 Fitch Ratings, Inc., Fitch Ratings Ltd. and
its subsidiaries.
Note: © 2024, Moody’s Corporation, Moody’s Investors Service,
Inc., Moody’s Analytics, Inc. and/or their licensors and affiliates
(collectively, “Moody’s”). All rights reserved. Moody’s ratings and other information (“Moody’s Information”) are proprietary to Moody’s and/
or its licensors and are protected by copyright and other intellectual property laws. Moody’s Information is licensed to Client by Moody’s.
MOODY’S INFORMATION MAY NOT BE COPIED OR OTHERWISE
REPRODUCED, REPACKAGED, FURTHER TRANSMITTED,
TRANSFERRED, DISSEMINATED, REDISTRIBUTED OR RESOLD,
OR STORED FOR SUBSEQUENT USE FOR ANY SUCH PURPOSE,
IN WHOLE OR IN PART, IN ANY FORM OR MANNER OR BY ANY
MEANS WHATSOEVER, BY ANY PERSON WITHOUT MOODY’S
PRIOR WRITTEN CONSENT. Moody's
®
is a registered trademark.
Note: Copyright © 2024, S&P Global Market Intelligence (and its
affiliates, as applicable). Reproduction of any information, data or material, including ratings (“Content”) in any form is prohibited except with the prior written permission of the relevant party. Such party, its affiliates and suppliers (“Content Providers”) do not guarantee the accuracy, adequacy, completeness, timeliness or availability of any
Content and are not responsible for any errors or omissions (negligent or otherwise), regardless of the cause, or for the results obtained from the use of such Content. In no event shall Content Providers be liable for any damages, costs, expenses, legal fees, or losses (including lost income or lost profit and opportunity costs) in connection with any use of the Content. A reference to a particular investment or security, a rating or any observation concerning an investment that is part of the
Content is not a recommendation to buy, sell or hold such investment or security, does not address the appropriateness of an investment or security and should not be relied on as investment advice. Credit ratings are statements of opinions and are not statements of fact.

T. ROWE PRICE Multi-Strategy Total Return Fund

NVIDIA
0.8%
Amazon.com
0.7
Microsoft
0.7
Eli Lilly
0.6
Apple
0.6
Pioneer Natural
Resources
0.6
Charles Schwab
0.5
Westrock
0.4
Equitrans Midstream
0.3
ExxonMobil
0.3
Total
5.5%
United Mexican States
1.0%
Live Nation Entertainment
0.8
William Morris Endeavor
Entertainment LLC
0.8
SRS Distribution
0.6
Verscend Holdings LLC
0.6
Federal Republic of
Germany
0.6
U.S. Treasuries
0.6
Walgreens Boots Alliance
0.5
Federative Republic of
Brazil
0.5
Carrols Restaurant Group
0.5
Total
6.5%
PORTFOLIO HIGHLIGHTS
LARGEST HOLDINGS
Stocks
Percent of
Net Assets
4/30/24
Bonds
Percent of
Net Assets
4/30/24
Note: The information shown does not reflect any exchange-traded funds (ETFs), cash reserves, or collateral for securities lending that may be held in the portfolio.

T. ROWE PRICE Multi-Strategy Total Return Fund

FUND EXPENSE EXAMPLE
As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.
Please note that the fund has two share classes: The original share class (Investor Class)
charges no distribution and service (12b-1) fee, and the I Class shares are also available to institutionally oriented clients and impose no 12b-1 or administrative fee payment. Each share class is presented separately in the table.
Actual Expenses
The first line of the following table (Actual) provides information about actual account values and expenses based on the fund’s actual returns. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Note: T. Rowe Price charges an annual account service fee of $20, generally for accounts with less than $10,000. The fee is waived for any investor whose T. Rowe
Price mutual fund accounts total $50,000 or more; accounts electing to receive electronic delivery of account statements, transaction confirmations, prospectuses, and shareholder reports; or accounts of an investor who is a T. Rowe Price Personal Services or
Enhanced Personal Services client (enrollment in these programs generally requires
T. Rowe Price assets of at least $250,000). This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.
You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

T. ROWE PRICE Multi-Strategy Total Return Fund

MULTI-STRATEGY TOTAL RETURN FUND
Beginning
Account Value
11/1/23
Ending
Account Value
4/30/24
Expenses Paid
During Period*
11/1/23 to 4/30/24
Investor Class
Actual $1,000.00 $1,058.80 $6.14
Hypothetical (assumes
5% return before
expenses)  1,000.00   1,018.90   6.02
I Class
Actual   1,000.00   1,059.60   5.38
Hypothetical (assumes
5% return before
expenses)  1,000.00   1,019.64   5.27
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182), and divided by the days in the year
(366) to reflect the half-year period. The annualized expense ratio of the
1
Investor
Class was 1.20%, and the
2
I Class was 1.05%.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE Multi-Strategy Total Return Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Investor Class
6 Months
. Ended
4/30/24
.. Year ..
.. Ended .
10/31/23 10/31/22 10/31/21 10/31/20 10/31/19
NET ASSET
VALUE
Beginning of period $ 9.70 $ 9.49 $ 10.70 $ 10.56 $ 9.75 $ 9.70
Investment
activities
Net investment
income
(1)(2)
0.20 0.37 0.15 0.10 0.16 0.26
Net realized and
unrealized gain/
loss 0.34 0.06 (1.07) 0.40 0.92 0.12
Total from
investment
activities 0.54 0.43 (0.92) 0.50 1.08 0.38
Distributions
Net investment
income (0.55) (0.14) (0.05) (0.09) (0.25) (0.18)
Net realized gain — (0.08) (0.24) (0.27) (0.02) (0.15)
Total distributions (0.55) (0.22) (0.29) (0.36) (0.27) (0.33)
NET ASSET
VALUE
End of period $ 9.69 $ 9.70 $ 9.49 $ 10.70 $ 10.56 $ 9.75

T. ROWE PRICE Multi-Strategy Total Return Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
6 Months
. Ended
4/30/24
.. Year ..
.. Ended .
10/31/23 10/31/22 10/31/21 10/31/20 10/31/19
Ratios/Supplemental Data
Total return
(2)(3)
5.88% 4.58% (8.75)% 4.74% 11.34% 4.09%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 1.35%
(4)
1.38% 1.37% 1.32% 1.56% 1.84%
Net expenses
after waivers/
payments by
Price Associates 1.20%
(4)
1.20% 1.19% 1.04% 1.05% 1.06%
Net investment
income 4.19%
(4)
3.87% 1.49% 0.96% 1.55% 2.69%
Portfolio turnover
rate 65.9% 110.3% 133.8% 144.8% 99.5% 83.8%
Net assets, end
of period (in
thousands) $20,818 $25,996 $42,153 $119,258 $120,127 $57,579
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Multi-Strategy Total Return Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
I Class
6 Months
. Ended
4/30/24
.. Year ..
.. Ended .
10/31/23 10/31/22 10/31/21 10/31/20 10/31/19
NET ASSET
VALUE
Beginning of period $ 9.67 $ 9.55 $ 10.75 $ 10.59 $ 9.76 $ 9.70
Investment
activities
Net investment
income
(1)(2)
0.20 0.38 0.17 0.08 0.17 0.27
Net realized and
unrealized gain/
loss 0.35 0.06 (1.08) 0.44 0.93 0.12
Total from
investment
activities 0.55 0.44 (0.91) 0.52 1.10 0.39
Distributions
Net investment
income (0.62) (0.24) (0.05) (0.09) (0.25) (0.18)
Net realized gain — (0.08) (0.24) (0.27) (0.02) (0.15)
Total distributions (0.62) (0.32) (0.29) (0.36) (0.27) (0.33)
NET ASSET
VALUE
End of period $ 9.60 $ 9.67 $ 9.55 $ 10.75 $ 10.59 $ 9.76

T. ROWE PRICE Multi-Strategy Total Return Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
6 Months
. Ended
4/30/24
.. Year ..
.. Ended .
10/31/23 10/31/22 10/31/21 10/31/20 10/31/19
Ratios/Supplemental Data
Total return
(2)(3)
5.96% 4.74% (8.62)% 4.92% 11.54% 4.19%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 1.11%
(4)
1.17% 1.14% 1.12% 1.50% 1.74%
Net expenses
after waivers/
payments by
Price Associates 1.05%
(4)
1.05% 1.05% 1.01% 0.90% 0.90%
Net investment
income 4.33%
(4)
4.04% 1.77% 0.73% 1.70% 2.83%
Portfolio turnover
rate 65.9% 110.3% 133.8% 144.8% 99.5% 83.8%
Net assets, end
of period (in
thousands) $289,809 $276,873 $310,096 $334,438 $8,777 $4,308
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Multi-Strategy Total Return Fund
April 30, 2024 (Unaudited)

Portfolio of Investments
‡
Shares/Par $ Value
( Cost and value in $000s)
‡
ALBANIA  0.1%
Government Bonds 0.1%
Republic of Albania, 5.90%, 6/9/28 (EUR)  (1) 365,000 402
Total Albania (Cost $387) 402
ANGOLA  0.3%
Government Bonds 0.3%
Republic of Angola, 8.00%, 11/26/29 (USD)  310,000 283
Republic of Angola, 8.75%, 4/14/32 (USD)  550,000 499
Total Angola (Cost $745) 782
ARGENTINA  0.1%
Common Stocks 0.0%
Globant (USD)  (2) 100 18
MercadoLibre (USD)  (2) 55 80
Tenaris, ADR (USD)  334 11
109
Government Bonds 0.1%
Republic of Argentina, STEP, 3.625%, 7/9/35 (USD)  550,000 254
254
Total Argentina (Cost $262) 363
AUSTRALIA  0.1%
Common Stocks 0.0%
BHP Group  1,165 32
Goodman Group  641 13
Rio Tinto  109 9
Scentre Group  5,628 11
Vast Solar, Warrants, 6/29/28 (USD)  (2) 25,200 3
68
Government Bonds 0.1%
Commonwealth of Australia, Series 169, 4.75%, 6/21/54  570,000 367
367
Total Australia (Cost $407) 435

T. ROWE PRICE Multi-Strategy Total Return Fund

Shares/Par $ Value
(Cost and value in $000s)
AUSTRIA 0.1%
Common Stocks 0.0%
BAWAG Group  172 10
OMV  337 16
26
Government Bonds 0.1%
Republic of Austria, 0.85%, 6/30/2120  (1) 364,000 170
170
Total Austria (Cost $159) 196
AZERBAIJAN  0.1%
Corporate Bonds 0.1%
Southern Gas Corridor CJSC, 6.875%, 3/24/26 (USD)  260,000 262
Total Azerbaijan (Cost $264) 262
BAHAMAS  0.1%
Government Bonds 0.1%
Commonwealth of Bahamas, 6.00%, 11/21/28 (USD)  (1) 310,000 277
Total Bahamas (Cost $251) 277
BELGIUM  0.0%
Common Stocks 0.0%
Shurgard Self Storage  207 8
Total Belgium (Cost $8) 8
BRAZIL  1.3%
Common Stocks 0.0%
NU Holdings, Class A (USD)  (2) 2,076 23
23
Corporate Bonds 0.8%
Aegea Finance, 9.00%, 1/20/31 (USD)  (1) 310,000 325
Braskem Netherlands Finance, 4.50%, 1/31/30 (USD)  260,000 219
Braskem Netherlands Finance, 7.25%, 2/13/33 (USD)  480,000 455
Globo Comunicacao e Participacoes, 4.875%, 1/22/30
(USD)  (1) 480,000 419

T. ROWE PRICE Multi-Strategy Total Return Fund

Shares/Par $ Value
(Cost and value in $000s)
Globo Comunicacao e Participacoes, 5.50%, 1/14/32 (USD)  310,000 270
MercadoLibre, 3.125%, 1/14/31 (USD)  200,000 164
Nexa Resources, 6.75%, 4/9/34 (USD)  (1) 200,000 201
Raizen Fuels Finance, 6.45%, 3/5/34 (USD)  (1) 200,000 199
Raizen Fuels Finance, 6.95%, 3/5/54 (USD)  (1) 200,000 195
2,447
Government Bonds 0.5%
Brazil Notas do Tesouro Nacional, Series NTNF, 10.00%, 1/1/29  4,605,000 844
Republic of Brazil, 4.25%, 1/7/25 (USD)  330,000 327
Republic of Brazil, 6.125%, 3/15/34 (USD)  230,000 220
Republic of Brazil, 7.125%, 5/13/54 (USD)  200,000 192
1,583
Total Brazil (Cost $4,123) 4,053
CANADA  1.7%
Asset-Backed Securities 0.1%
Cologix Canadian Issuer, Series 2022-1CAN, Class A2, 4.94%,
1/25/52  (1) 305,000 204
204
Bank Loans 0.3%  (3)
Nuvei Technologies, FRN, 1M TSFR + 3.00%, 12/19/30
(USD)  (4) 1,000,000 1,000
1,000
Common Stocks 0.6%
Agnico Eagle Mines (USD)  201 13
Alamos Gold, Class A (USD)  900 13
Cameco (USD)  543 25
Canadian Apartment Properties REIT  134 4
Canadian Imperial Bank of Commerce  232 11
Canadian Natural Resources  699 53
Canadian Pacific Kansas City (USD)  6,354 498
Celestica (USD)  (2) 9,592 416
Constellation Software  10 26
Constellation Software, Warrants, 3/31/40  (2)(5) 12 —
Descartes Systems Group (USD)  (2) 139 13
Enbridge (USD)  (6) 1,236 44
Franco-Nevada  102 12
Ivanhoe Mines, Class A  (2)(6) 1,004 13
MDA  (2) 2,989 31
Osisko Gold Royalties  716 11
Shopify, Class A (USD)  (2) 7,730 543

T. ROWE PRICE Multi-Strategy Total Return Fund

Shares/Par $ Value
(Cost and value in $000s)
Suncor Energy  990 38
Teck Resources, Class B (USD)  294 14
West Fraser Timber  220 17
1,795
Corporate Bonds 0.7%
1011778 BC ULC, 5.75%, 4/15/25 (USD)  (1) 1,216,000 1,207
Rogers Communications, 2.95%, 3/15/25 (USD)  53,000 52
TER Finance Jersey, Series 21, Zero Coupon, 1/2/25 (USD)  (1)
(2)(5) 200,000 191
Toronto-Dominion Bank, VR, 8.125%, 10/31/82 (USD)  (7) 200,000 205
TransCanada PipeLines, 6.203%, 3/9/26 (USD)  570,000 568
2,223
Total Canada (Cost $5,008) 5,222
CHILE  0.7%
Corporate Bonds 0.4%
AES Andes, VR, 7.125%, 3/26/79 (USD)  (7) 310,000 307
Agrosuper, 4.60%, 1/20/32 (USD)  250,000 211
Banco de Credito e Inversiones, VR, 8.75% (USD)  (7)(8) 200,000 205
Banco del Estado de Chile, VR, 7.95% (USD)  (1)(7)(8) 200,000 201
Mercury Chile Holdco, 6.50%, 1/24/27 (USD)  310,000 298
1,222
Government Bonds 0.3%
Bonos de la Tesoreria de la Republica, 6.00%, 4/1/33  (1) 420,000,000 438
Chile Electricity, 6.01%, 1/20/33 (USD)  (1) 200,000 199
Corp Nacional del Cobre de Chile, 3.15%, 1/15/51 (USD)  480,000 284
Empresa de los Ferrocarriles del Estado, 3.068%, 8/18/50
(USD)  300,000 176
1,097
Total Chile (Cost $2,443) 2,319
CHINA  0.7%
Common Stocks 0.1%
58.com (USD)  (2)(5) 22,100 —
Alibaba Group Holding (HKD)  2,200 20
BeiGene, ADR (USD)  (2) 95 14
BOE Varitronix (HKD)  (6) 20,000 14
H World Group, ADR (USD)  380 14
Kanzhun, ADR (USD)  790 16

T. ROWE PRICE Multi-Strategy Total Return Fund

Shares/Par $ Value
(Cost and value in $000s)
Legend Biotech, ADR (USD)  (2) 158 7
Li Auto, Class A (HKD)  (2) 1,600 21
PDD Holdings, ADR (USD)  (2) 352 44
Silergy (TWD)  3,000 40
Tencent Holdings (HKD)  800 35
Zai Lab, ADR (USD)  (2)(6) 177 3
228
Common Stocks - China A Shares 0.0%
Estun Automation, A Shares (CNH)  5,300 12
Fuyao Glass Industry Group, A Shares (CNH)  3,900 27
Kweichow Moutai, A Shares (CNH)  100 23
NARI Technology, A Shares (CNH)  7,913 26
Shenzhen Inovance Technology, A Shares (CNH)  1,700 14
102
Convertible Bonds 0.4%
H World Group, 3.00%, 5/1/26 (USD)  405,000 455
Li Auto, 0.25%, 5/1/28 (USD)  155,000 178
Xiaomi Best Time International, Zero Coupon, 12/17/27 (USD)  300,000 277
ZTO Express Cayman, 1.50%, 9/1/27 (USD)  150,000 145
1,055
Corporate Bonds 0.2%
Country Garden Holdings, 3.125%, 10/22/25 (USD)  (2)(9) 300,000 18
Kaisa Group Holdings, 11.95%, 10/22/22 (USD)  (2)(9) 1,515,000 44
Longfor Group Holdings, 3.85%, 1/13/32 (USD)  200,000 107
Shimao Group Holdings, 3.45%, 1/11/31 (USD)  (2)(9) 200,000 4
Times China Holdings, 6.75%, 7/8/25 (USD)  (2)(9) 200,000 5
West China Cement, 4.95%, 7/8/26 (USD)  230,000 188
Zhongsheng Group Holdings, 3.00%, 1/13/26 (USD)  310,000 291
657
Total China (Cost $2,801) 2,042
COLOMBIA  0.7%
Corporate Bonds 0.3%
Aris Mining, 6.875%, 8/9/26 (USD)  (1) 315,000 293
Ecopetrol, 8.375%, 1/19/36 (USD)  280,000 272
Geopark, 5.50%, 1/17/27 (USD)  300,000 270
835
Government Bonds 0.4%
Ecopetrol, 6.875%, 4/29/30 (USD)  300,000 286
Republic of Colombia, Series B, 7.00%, 3/26/31  2,554,100,000 550

T. ROWE PRICE Multi-Strategy Total Return Fund

Shares/Par $ Value
(Cost and value in $000s)
Republic of Colombia, Series B, 7.00%, 6/30/32  1,600,000,000 333
Republic of Colombia, Series B, 13.25%, 2/9/33  710,400,000 208
1,377
Private Investment Company 0.0%
Bona Fide Investments Feeder LLC, Acquisition date: 6/1/22,
Cost $— (USD)  (2)(10) † 3
Bona Fide Investments Feeder LLC, Acquisition date: 6/7/23,
Cost $37 (USD)  (2)(10) † 50
53
Total Colombia (Cost $2,042) 2,265
CZECH REPUBLIC  0.3%
Government Bonds 0.3%
Republic of Czech, Series 103, 2.00%, 10/13/33  9,400,000 329
Republic of Czech, Series 125, 1.50%, 4/24/40  17,200,000 492
Total Czech Republic (Cost $847) 821
DENMARK  0.3%
Common Stocks 0.3%
Ascendis Pharma, ADR (USD)  (2) 91 13
Novo Nordisk, ADR (USD)  260 33
Novo Nordisk, Class B  6,603 847
Total Denmark (Cost $756) 893
EGYPT  0.4%
Government Bonds 0.4%
Arab Republic of Egypt Treasury Bills, Series 364D, 24.998%,
6/25/24  7,650,000 154
Arab Republic of Egypt Treasury Bills, Series 364D, 26.917%,
12/24/24  8,775,000 158
Arab Republic of Egypt Treasury Bills, Series 364D, 29.50%,
6/11/24  38,650,000 787
Arab Republic of Egypt Treasury Bills, Series 364D, 30.00%,
9/17/24  8,875,000 170
Total Egypt (Cost $1,246) 1,269

T. ROWE PRICE Multi-Strategy Total Return Fund

Shares/Par $ Value
(Cost and value in $000s)
EL SALVADOR  0.0%
Government Bonds 0.0%
Republic of El Salvador, 0.25%, 4/17/30 (USD)  (1) 150,000 5
Republic of El Salvador, 9.25%, 4/17/30 (USD)  (1) 150,000 134
Total El Salvador (Cost $136) 139
FRANCE  0.4%
Bank Loans 0.1%  (3)
Altice France, FRN, 1M USD LIBOR + 2.75%, 8.341%, 7/31/25
(USD)  199,495 178
178
Common Stocks 0.2%
Air Liquide  149 29
Airbus  988 163
AXA  578 20
Eurofins Scientific  318 20
Gecina  43 4
Hermes International  23 55
L'Oreal  67 31
LVMH Moet Hennessy Louis Vuitton  94 77
Pernod Ricard  131 20
Remy Cointreau  71 7
Safran  109 24
Schneider Electric  107 24
Sensorion  (2) 1,339 1
SPIE  808 29
TotalEnergies  948 69
573
Convertible Preferred Stocks 0.0%
DNA Script, Series C, Acquisition Date: 12/16/21, Cost $7  (2)
(5)(10) 8 2
2
Corporate Bonds 0.1%
Altice France Holding, 4.00%, 2/15/28  100,000 25
Altice France Holding, 10.50%, 5/15/27 (USD)  (1) 545,000 194
BNP Paribas, 3.375%, 1/23/26 (GBP)  100,000 120
339
Total France (Cost $1,229) 1,092

T. ROWE PRICE Multi-Strategy Total Return Fund

Shares/Par $ Value
(Cost and value in $000s)
GERMANY 1.2%
Common Stocks 0.3%
BASF  160 8
Beiersdorf  95 14
Daimler Truck Holding  585 26
Immatics (USD)  (2) 362 4
Infineon Technologies  7,249 252
KION Group  435 20
LEG Immobilien  (2) 98 8
SAP  2,644 478
Siemens  556 104
914
Corporate Bonds 0.1%
BMW International Investment, 5.50%, 6/6/26 (GBP)  100,000 126
Deutsche Bank, 2.625%, 12/16/24 (GBP)  100,000 123
Mercedes-Benz International Finance, 1.625%, 11/11/24 (GBP)  100,000 123
ZF North America Capital, 4.75%, 4/29/25 (USD)  (1) 150,000 147
519
Government Bonds 0.6%
Deutsche Bundesrepublik, Inflation-Indexed, 0.10%, 4/15/26  1,034,462 1,082
Kreditanstalt fuer Wiederaufbau, 1.125%, 7/4/25 (GBP)  63,000 75
Kreditanstalt fuer Wiederaufbau, 1.375%, 12/9/24 (GBP)  315,000 385
Kreditanstalt fuer Wiederaufbau, 2.00%, 5/2/25 (USD)  306,000 295
1,837
Preferred Stocks 0.2%
Sartorius  1,804 539
539
Total Germany (Cost $3,722) 3,809
GHANA  0.2%
Corporate Bonds 0.2%
Kosmos Energy, 7.125%, 4/4/26 (USD)  655,000 635
Total Ghana (Cost $623) 635
GUATEMALA  0.2%
Government Bonds 0.2%
Republic of Guatemala, 4.875%, 2/13/28 (USD)  300,000 283

T. ROWE PRICE Multi-Strategy Total Return Fund

Shares/Par $ Value
(Cost and value in $000s)
Republic of Guatemala, 4.90%, 6/1/30 (USD)  300,000 280
Total Guatemala (Cost $601) 563
HONG KONG  0.2%
Common Stocks 0.1%
Techtronic Industries  23,500 325
Techtronic Industries, ADR (USD)  531 36
361
Corporate Bonds 0.1%
CAS Capital No. 1, VR, 4.00% (USD)  (7)(8) 250,000 227
227
Total Hong Kong (Cost $481) 588
HUNGARY  0.3%
Common Stocks 0.0%
OTP Bank  148 7
7
Government Bonds 0.3%
Magyar Export-Import Bank, 6.00%, 5/16/29 (EUR)  100,000 112
Magyar Export-Import Bank, 6.125%, 12/4/27 (USD)  (1) 200,000 200
MFB Magyar Fejlesztesi Bank, 6.50%, 6/29/28 (USD)  230,000 232
Republic of Hungary, Series 32/A, 4.75%, 11/24/32  110,000,000 255
Republic of Hungary, Series 38/A, 3.00%, 10/27/38  144,000,000 252
1,051
Total Hungary (Cost $983) 1,058
INDIA  1.1%
Common Stocks 0.3%
Container Corp. of India  1,095 13
HDFC Bank  26,445 479
ICICI Bank  37,890 522
Larsen & Toubro  548 24
1,038
Corporate Bonds 0.3%
Adani International Container Terminal, 3.00%, 2/16/31 (USD)  266,600 222
GMR Hyderabad International Airport, 4.25%, 10/27/27 (USD)  220,000 203
HDFC Bank, VR, 3.70% (USD)  (7)(8) 310,000 287

T. ROWE PRICE Multi-Strategy Total Return Fund

Shares/Par $ Value
(Cost and value in $000s)
JSW Infrastructure, 4.95%, 1/21/29 (USD)  (6) 250,000 230
942
Government Bonds 0.5%
Republic of India, 6.45%, 10/7/29  22,000,000 256
Republic of India, 7.18%, 8/14/33  31,000,000 371
Republic of India, 7.26%, 8/22/32  65,600,000 788
1,415
Total India (Cost $3,326) 3,395
INDONESIA  0.6%
Common Stocks 0.1%
Bank Central Asia  808,700 486
486
Corporate Bonds 0.2%
Minejesa Capital, 4.625%, 8/10/30 (USD)  278,940 261
Pakuwon Jati, 4.875%, 4/29/28 (USD)  300,000 278
539
Government Bonds 0.3%
Pertamina Persero, 2.30%, 2/9/31 (USD)  340,000 275
Republic of Indonesia, Series FR65, 6.625%, 5/15/33  6,351,000,000 383
Republic of Indonesia, Series FR82, 7.00%, 9/15/30  3,680,000,000 224
882
Total Indonesia (Cost $1,947) 1,907
IRELAND  0.2%
Common Stocks 0.0%
ICON (USD)  (2) 33 10
10
Corporate Bonds 0.2%
AerCap Ireland Capital, 3.00%, 10/29/28 (USD)  150,000 134
AerCap Ireland Capital, 3.30%, 1/30/32 (USD)  310,000 259
AerCap Ireland Capital, 6.15%, 9/30/30 (USD)  150,000 152
Avolon Holdings Funding, 2.875%, 2/15/25 (USD)  (1) 49,000 48
Avolon Holdings Funding, 3.95%, 7/1/24 (USD)  (1) 31,000 31
Avolon Holdings Funding, 6.375%, 5/4/28 (USD)  (1) 90,000 90
714
Total Ireland (Cost $774) 724

T. ROWE PRICE Multi-Strategy Total Return Fund

Shares/Par $ Value
(Cost and value in $000s)
ITALY 0.3%
Common Stocks 0.2%
Davide Campari-Milano  1,760 18
Ferrari (USD)  96 40
GVS  (2) 2,293 13
PRADA (HKD)  48,400 395
Stellantis  720 16
482
Government Bonds 0.1%
Republic of Italy, 2.375%, 10/17/24 (USD)  310,000 305
305
Total Italy (Cost $665) 787
IVORY COAST  0.5%
Government Bonds 0.5%
Republic of Ivory Coast, 5.875%, 10/17/31 (EUR)  340,000 328
Republic of Ivory Coast, 6.375%, 3/3/28 (USD)  310,000 301
Republic of Ivory Coast, 7.625%, 1/30/33 (USD)  (1) 625,000 600
Republic of Ivory Coast, 8.25%, 1/30/37 (USD)  (1) 250,000 240
Total Ivory Coast (Cost $1,480) 1,469
JAPAN  0.8%
Common Stocks 0.8%
Asics  200 9
Chugai Pharmaceutical  4,100 130
Daiichi Sankyo  21,900 737
Daikin Industries  200 27
Disco  500 142
Disco, ADR (USD)  (6) 500 14
Harmonic Drive Systems  11,200 280
Hoshizaki  600 21
Idec  400 7
Keyence  1,400 616
MatsukiyoCocokara  500 7
Mitsubishi Estate  700 13
Mitsubishi UFJ Financial Group  17,700 176
Mitsui Fudosan  1,300 13
Miura  1,300 21

T. ROWE PRICE Multi-Strategy Total Return Fund

Shares/Par $ Value
(Cost and value in $000s)
Nippon Sanso Holdings  600 18
Omron  400 14
Persol Holdings  11,200 16
Recruit Holdings  1,000 43
Sanrio  900 15
Seven & i Holdings  1,100 14
Shin-Etsu Chemical  700 27
Shionogi  2,300 107
Sony Group, ADR (USD)  368 30
Visional  (2) 300 14
Total Japan (Cost $2,336) 2,511
JORDAN  0.1%
Government Bonds 0.1%
Kingdom of Jordan, 5.85%, 7/7/30 (USD)  230,000 207
Kingdom of Jordan, 7.50%, 1/13/29 (USD)  (1) 200,000 198
Total Jordan (Cost $409) 405
KENYA  0.1%
Government Bonds 0.1%
Republic of Kenya, 7.00%, 5/22/27 (USD)  200,000 193
Total Kenya (Cost $187) 193
KUWAIT  0.1%
Government Bonds 0.1%
MEGlobal Canada, 5.875%, 5/18/30 (USD)  200,000 199
Total Kuwait (Cost $205) 199
LUXEMBOURG  0.1%
Common Stocks 0.0%
CVC Capital Partners  (2) 425 8
8
Corporate Bonds 0.1%
Altice Financing, 9.625%, 7/15/27 (USD)  (1) 220,000 207
207
Total Luxembourg (Cost $224) 215

T. ROWE PRICE Multi-Strategy Total Return Fund

Shares/Par $ Value
(Cost and value in $000s)
MALAYSIA 0.3%
Common Stocks 0.1%
Tenaga Nasional  58,600 147
147
Government Bonds 0.2%
Government of Malaysia, Series 0123, 4.457%, 3/31/53  2,705,000 581
Government of Malaysia, Series 0518, 4.921%, 7/6/48  770,000 177
758
Total Malaysia (Cost $925) 905
MAURITIUS  0.2%
Corporate Bonds 0.2%
Axian Telecom, 7.375%, 2/16/27 (USD)  (1) 230,000 224
Axian Telecom, 7.375%, 2/16/27 (USD)  310,000 301
Total Mauritius (Cost $537) 525
MEXICO  2.2%
Corporate Bonds 0.6%
Banco Mercantil del Norte, VR, 6.75% (USD)  (7)(8) 310,000 307
BBVA Bancomer, VR, 5.125%, 1/18/33 (USD)  (7) 310,000 283
BBVA Bancomer, VR, 8.125%, 1/8/39 (USD)  (1)(7) 455,000 461
Braskem Idesa SAPI, 6.99%, 2/20/32 (USD)  668,000 502
Sixsigma Networks Mexico, 7.50%, 5/2/25 (USD)  365,000 348
1,901
Government Bonds 1.6%
Banco Nacional de Comercio Exterior SNC, VR, 2.72%, 8/11/31
(USD)  (7) 300,000 266
Comision Federal de Electricidad, 4.75%, 2/23/27 (USD)  240,000 230
Petroleos Mexicanos, 5.35%, 2/12/28 (USD)  310,000 271
Petroleos Mexicanos, 6.49%, 1/23/27 (USD)  250,000 235
Petroleos Mexicanos, 6.50%, 1/23/29 (USD)  595,000 527
Petroleos Mexicanos, 6.70%, 2/16/32 (USD)  435,000 356
United Mexican States, Series M, 5.75%, 3/5/26  5,070,000 272
United Mexican States, Series M, 7.50%, 6/3/27  4,888,000 264
United Mexican States, Series M, 7.50%, 5/26/33  21,500,000 1,071
United Mexican States, Series M, 7.75%, 11/13/42  22,390,000 1,056

T. ROWE PRICE Multi-Strategy Total Return Fund

Shares/Par $ Value
(Cost and value in $000s)
United Mexican States, Series M, 8.50%, 5/31/29  5,180,000 284
4,832
Total Mexico (Cost $6,679) 6,733
MONTENEGRO  0.1%
Government Bonds 0.1%
Republic of Montenegro, 7.25%, 3/12/31 (USD)  (1) 400,000 401
Total Montenegro (Cost $400) 401
MOROCCO  0.1%
Government Bonds 0.1%
Kingdom of Morocco, 3.00%, 12/15/32 (USD)  350,000 273
Total Morocco (Cost $275) 273
NETHERLANDS  0.7%
Common Stocks 0.5%
Adyen  (2) 363 435
Argenx, ADR (USD)  (2) 111 42
ASM International  80 50
ASML Holding  621 541
ASML Holding (USD)  18 16
BE Semiconductor Industries  2,114 280
Heineken  218 21
Pharvaris (USD)  (2) 82 2
TKH Group, CVA  508 22
Universal Music Group  258 8
1,417
Corporate Bonds 0.2%
Boost Newco Borrower, 8.50%, 1/15/31 (GBP)  (1) 125,000 166
LeasePlan, VR, 7.375%  (7)(8) 200,000 214
Trivium Packaging Finance, 5.50%, 8/15/26 (USD)  (1) 300,000 293
673
Total Netherlands (Cost $1,704) 2,090
NEW ZEALAND  0.3%
Government Bonds 0.3%
Government of New Zealand, Series 0551, 2.75%, 5/15/51  1,776,000 682

T. ROWE PRICE Multi-Strategy Total Return Fund

Shares/Par $ Value
(Cost and value in $000s)
Government of New Zealand, Series 0554, 5.00%, 5/15/54  178,000 102
Total New Zealand (Cost $1,034) 784
NORWAY  0.0%
Common Stocks 0.0%
Equinor  750 20
Seadrill (USD)  (2) 726 35
Total Norway (Cost $47) 55
OMAN  0.1%
Government Bonds 0.1%
Oryx Funding, 5.80%, 2/3/31 (USD)  300,000 296
Total Oman (Cost $298) 296
PANAMA  0.4%
Government Bonds 0.4%
Banco Nacional de Panama, 2.50%, 8/11/30 (USD)  310,000 234
Republic of Panama, 2.252%, 9/29/32 (USD)  230,000 160
Republic of Panama, 3.16%, 1/23/30 (USD)  250,000 204
Republic of Panama, 7.50%, 3/1/31 (USD)  200,000 203
Republic of Panama, 7.875%, 3/1/57 (USD)  200,000 196
Republic of Panama, 8.00%, 3/1/38 (USD)  200,000 204
Total Panama (Cost $1,256) 1,201
PARAGUAY  0.1%
Government Bonds 0.1%
Republic of Paraguay, 2.739%, 1/29/33 (USD)  570,000 449
Total Paraguay (Cost $470) 449
PERU  0.4%
Common Stocks 0.0%
Southern Copper (USD)  140 16
16
Corporate Bonds 0.2%
Banco de Credito del Peru, VR, 3.125%, 7/1/30 (USD)  (6)(7) 310,000 295

T. ROWE PRICE Multi-Strategy Total Return Fund

Shares/Par $ Value
(Cost and value in $000s)
InRetail Consumer, 3.25%, 3/22/28 (USD)  300,000 268
563
Government Bonds 0.2%
Republic of Peru, 6.15%, 8/12/32  1,050,000 263
Republic of Peru, 6.95%, 8/12/31  989,000 265
528
Total Peru (Cost $1,048) 1,107
PHILIPPINES  0.2%
Government Bonds 0.2%
Republic of Philippines, 6.25%, 1/14/36  36,000,000 586
Total Philippines (Cost $755) 586
POLAND  0.5%
Government Bonds 0.5%
Republic of Poland, Series 1033, 6.00%, 10/25/33  1,953,000 491
Republic of Poland, Series 1034, 5.00%, 10/25/34  3,954,000 920
Total Poland (Cost $1,461) 1,411
PORTUGAL  0.1%
Common Stocks 0.0%
Galp Energia  5,633 121
Jeronimo Martins  516 11
132
Government Bonds 0.1%
Portuguese Republic, 5.125%, 10/15/24 (USD)  199,000 197
197
Total Portugal (Cost $314) 329
QATAR  0.1%
Government Bonds 0.1%
QatarEnergy, 3.125%, 7/12/41 (USD)  370,000 265
Total Qatar (Cost $283) 265

T. ROWE PRICE Multi-Strategy Total Return Fund

Shares/Par $ Value
(Cost and value in $000s)
ROMANIA 0.4%
Corporate Bonds 0.3%
Banca Transilvania, VR, 8.875%, 4/27/27 (EUR)  (7) 840,000 949
949
Government Bonds 0.1%
Republic of Romania, 5.25%, 11/25/27 (USD)  206,000 200
200
Total Romania (Cost $1,140) 1,149
SAUDI ARABIA  0.1%
Corporate Bonds 0.0%
Riyad Sukuk, VR, 3.174%, 2/25/30 (USD)  (7) 200,000 195
195
Government Bonds 0.1%
NCB Tier 1 Sukuk, VR, 3.50% (USD)  (7)(8) 225,000 209
209
Total Saudi Arabia (Cost $414) 404
SENEGAL  0.1%
Government Bonds 0.1%
Republic of Senegal, 6.25%, 5/23/33 (USD)  (6) 365,000 309
Total Senegal (Cost $315) 309
SERBIA  0.2%
Government Bonds 0.2%
Republic of Serbia, 6.25%, 5/26/28 (USD)  300,000 301
Republic of Serbia, Series 12.5, 4.50%, 8/20/32  45,400,000 378
Total Serbia (Cost $788) 679
SINGAPORE  0.0%
Common Stocks 0.0%
CapitaLand Integrated Commercial Trust  4,900 7
Total Singapore (Cost $8) 7

T. ROWE PRICE Multi-Strategy Total Return Fund

Shares/Par $ Value
(Cost and value in $000s)
SOUTH AFRICA  0.4%
Government Bonds 0.4%
Eskom Holdings, 6.35%, 8/10/28 (USD)  290,000 275
Republic of South Africa, Series 2035, 8.875%, 2/28/35  13,000,000 556
Republic of South Africa, Series 2048, 8.75%, 2/28/48  4,519,000 170
Transnet, 8.25%, 2/6/28 (USD)  (1) 200,000 197
Total South Africa (Cost $1,244) 1,198
SOUTH KOREA  0.2%
Common Stocks 0.2%
LG Chem  101 29
Samsung Electronics  1,448 81
SK Hynix  3,528 435
Total South Korea (Cost $551) 545
SPAIN  0.2%
Common Stocks 0.0%
Amadeus IT Group, Class A  274 17
Cellnex Telecom  79 3
20
Corporate Bonds 0.2%
Banco Bilbao Vizcaya Argentaria, VR, 9.375% (USD)  (7)(8) 400,000 421
Cirsa Finance International, 6.50%, 3/15/29  (1) 115,000 125
Cirsa Finance International, FRN, 3M EURIBOR + 4.50%,
8.365%, 7/31/28  (1) 175,000 190
736
Total Spain (Cost $734) 756
SRI LANKA  0.3%
Government Bonds 0.3%
Republic of Sri Lanka, 6.825%, 7/18/26 (USD)  (2)(9) 610,000 349
Republic of Sri Lanka, 6.85%, 11/3/25 (USD)  (2)(9) 560,000 321
Republic of Sri Lanka, 11.00%, 6/1/26  96,000,000 325
Total Sri Lanka (Cost $817) 995

T. ROWE PRICE Multi-Strategy Total Return Fund

Shares/Par $ Value
(Cost and value in $000s)
SUPRANATIONAL 0.3%
Government Bonds 0.3%
European Bank for Reconstruction & Development, 6.30%,
10/26/27 (INR)  5,200,000 60
European Investment Bank, 1.625%, 3/14/25 (USD)  192,000 186
International Bank for Reconstruction & Development, 0.625%,
4/22/25 (USD)  390,000 373
International Bank for Reconstruction & Development, 6.85%,
4/24/28 (INR)  29,000,000 342
International Finance, 6.30%, 11/25/24 (INR)  5,170,000 62
Total Supranational (Cost $1,030) 1,023
SURINAME  0.2%
Government Bonds 0.2%
Republic of Suriname, 7.95%, 7/15/33, (4.95% Cash and 3.00%
PIK) (USD)  (1)(11) 230,240 214
Republic of Suriname, VR, 9.00%, 12/31/50 (USD)  (1) 551,000 415
Total Suriname (Cost $367) 629
SWEDEN  0.4%
Bank Loans 0.2%  (3)
Anticimex Global, FRN, 3M TSFR + 3.15%, 8.461%, 11/16/28
(USD)  586,500 587
Anticimex Global, FRN, 3M TSFR + 3.65%, 8.961%, 11/16/28
(USD)  97,750 98
685
Common Stocks 0.2%
Sandvik  (6) 605 12
Spotify Technology (USD)  (2) 130 36
Svenska Cellulosa, Class B  33,546 492
540
Total Sweden (Cost $1,184) 1,225
SWITZERLAND  0.2%
Common Stocks 0.1%
Cie Financiere Richemont, Class A  2,349 325
Julius Baer Group  349 19

T. ROWE PRICE Multi-Strategy Total Return Fund

Shares/Par $ Value
(Cost and value in $000s)
Montana Aerospace  (2) 1,631 32
Nestle  686 69
On Holding, Class A (USD)  (2) 383 12
TE Connectivity (USD)  180 25
482
Corporate Bonds 0.1%
UBS Group, VR, 5.699%, 2/8/35 (USD)  (1)(7) 200,000 194
194
Total Switzerland (Cost $681) 676
TAIWAN  0.3%
Common Stocks 0.3%
Taiwan Semiconductor Manufacturing  37,000 886
Taiwan Semiconductor Manufacturing, ADR (USD)  1,476 203
Total Taiwan (Cost $746) 1,089
THAILAND  0.5%
Common Stocks 0.1%
WHA  1,666,300 225
225
Corporate Bonds 0.1%
Indorama Ventures Global Services, 4.375%, 9/12/24 (USD)  300,000 295
Thaioil Treasury Center, 3.50%, 10/17/49 (USD)  310,000 207
502
Government Bonds 0.3%
Kingdom of Thailand, 3.60%, 6/17/67  7,700,000 202
Kingdom of Thailand, Series ILB, Inflation-Indexed, 1.25%,
3/12/28  24,149,134 622
824
Total Thailand (Cost $1,761) 1,551
TÜRKIYE  0.1%
Corporate Bonds 0.1%
Sisecam U.K., 8.25%, 5/2/29 (USD)  (1) 200,000 204
Sisecam U.K., 8.625%, 5/2/32 (USD)  (1) 200,000 203
Total Türkiye (Cost $400) 407

T. ROWE PRICE Multi-Strategy Total Return Fund

Shares/Par $ Value
(Cost and value in $000s)
UKRAINE 0.1%
Corporate Bonds 0.1%
Kernel Holding, 6.50%, 10/17/24 (USD)  200,000 178
Total Ukraine (Cost $186) 178
UNITED ARAB EMIRATES  0.0%
Government Bonds 0.0%
Sweihan PV Power, 3.625%, 1/31/49 (USD)  1,425 1
Total United Arab Emirates (Cost $1) 1
UNITED KINGDOM  1.7%
Bank Loans 0.3%  (3)
CD&R Firefly Bidco, FRN, 1M USD LIBOR + 5.75%, 3/1/29  (4) 155,000 194
CD&R Firefly Bidco, FRN, 3M EURIBOR + 4.50%, 3/1/29
(EUR)  (4) 215,000 229
Clear Channel International, 7.50%, 4/1/27 (USD)  (5) 415,000 409
832
Common Stocks 0.5%
Ashtead Group  339 25
AstraZeneca, ADR (USD)  671 51
Autolus Therapeutics, ADR (USD)  (2) 561 2
BP, ADR (USD)  1,268 49
Compass Group  1,138 32
Derwent London  91 2
Glencore  1,109 6
Immunocore Holdings, ADR (USD)  (2) 216 13
InterContinental Hotels Group  142 14
London Stock Exchange Group  9,161 1,010
Next  44 5
Novocure (USD)  (2) 232 3
Rentokil Initial  4,581 23
Segro  910 10
Shell  1,926 68
Smiths Group  1,157 23
Unilever (EUR)  610 32
UNITE Group  384 4
Wise, Class A  (2) 2,070 20
1,392

T. ROWE PRICE Multi-Strategy Total Return Fund

Shares/Par $ Value
(Cost and value in $000s)
Convertible Bonds 0.0%
Immunocore Holdings, 2.50%, 2/1/30 (USD)  (1) 21,000 21
21
Corporate Bonds 0.5%
Lloyds Bank, 7.625%, 4/22/25  26,000 33
NatWest Markets, 6.625%, 6/22/26  100,000 128
Reynolds American, 4.45%, 6/12/25 (USD)  52,000 51
Rolls-Royce, 3.625%, 10/14/25 (USD)  (1) 900,000 867
Vmed O2 U.K. Financing I, 7.75%, 4/15/32 (USD)  (1) 615,000 604
1,683
Government Bonds 0.4%
United Kingdom Inflation-Linked Gilt, Series 3MO, 0.125%,
3/22/26  1,099,143 1,366
1,366
Total United Kingdom (Cost $5,091) 5,294
UNITED STATES  40.1%
Asset-Backed Securities 1.5%
Applebee's Funding, Series 2023-1A, Class A2, 7.824%,
3/5/53  (1) 60,000 61
Auxilior Term Funding, Series 2023-1A, Class E, 10.97%,
12/15/32  (1) 230,000 227
Bayview Opportunity Master Fund VII, Series 2024-CAR1,
Class D, FRN, SOFR30A + 2.05%, 7.38%, 12/26/31  (1) 241,412 242
Blackbird Capital Aircraft Lease Securitization, Series 2016-1A,
Class A, STEP, 4.213%, 12/16/41  (1) 265,160 261
CarMax Auto Owner Trust, Series 2023-1, Class A2A, 5.23%,
1/15/26  22,855 23
Carvana Auto Receivables Trust, Series 2021-N3, Class C,
1.02%, 6/12/28  16,425 15
DLLAD, Series 2023-1A, Class A2, 5.19%, 4/20/26  (1) 51,101 51
Driven Brands Funding, Series 2018-1A, Class A2, 4.739%,
4/20/48  (1) 220,900 217
Elara HGV Timeshare Issuer, Series 2019-A, Class C, 3.45%,
1/25/34  (1) 39,701 38
Elara HGV Timeshare Issuer, Series 2023-A, Class D, 10.10%,
2/25/38  (1) 163,681 165
ExteNet, Series 2019-1A, Class B, 4.14%, 7/25/49  (1) 260,000 258
FOCUS Brands Funding, Series 2022-1, Class A2, 7.206%,
7/30/52  (1) 245,625 246
Ford Credit Auto Lease Trust, Series 2023-A, Class A2A,
5.19%, 6/15/25  16,004 16

T. ROWE PRICE Multi-Strategy Total Return Fund

Shares/Par $ Value
(Cost and value in $000s)
Hardee's Funding, Series 2020-1A, Class A2, 3.981%,
12/20/50  (1) 77,400 69
Hardee's Funding, Series 2021-1A, Class A2, 2.865%,
6/20/51  (1) 286,888 240
Hardee's Funding, Series 2024-1A, Class A2, 7.253%,
3/20/54  (1) 330,000 324
JPMorgan Chase Bank, Series 2021-1, Class D, 1.174%,
9/25/28  (1) 11,716 12
JPMorgan Chase Bank, Series 2021-3, Class D, 1.009%,
2/26/29  (1) 46,397 45
JPMorgan Chase Bank, Series 2021-3, Class E, 2.102%,
2/26/29  (1) 94,513 92
Mercedes-Benz Auto Receivables Trust, Series 2023-1, Class
A2, 5.09%, 1/15/26  39,678 40
Nissan Auto Lease Trust, Series 2023-A, Class A2A, 5.10%,
3/17/25  32,268 32
Octane Receivables Trust, Series 2021-2A, Class A, 1.21%,
9/20/28  (1) 18,727 18
Octane Receivables Trust, Series 2021-2A, Class C, 2.53%,
5/21/29  (1) 320,000 300
Octane Receivables Trust, Series 2023-1A, Class A, 5.87%,
5/21/29  (1) 50,916 51
Octane Receivables Trust, Series 2023-1A, Class E, 9.25%,
8/20/30  (1) 295,000 292
Santander Bank, Series 2021-1A, Class B, 1.833%,
12/15/31  (1) 33,765 33
Santander Bank Auto Credit-Linked Notes, Series 2022-A,
Class B, 5.281%, 5/15/32  (1) 60,787 61
Santander Bank Auto Credit-Linked Notes, Series 2022-B,
Class D, 6.793%, 8/16/32  (1) 116,935 117
Santander Bank Auto Credit-Linked Notes, Series 2022-C,
Class D, 8.197%, 12/15/32  (1) 102,775 104
Santander Bank Auto Credit-Linked Notes, Series 2023-B,
Class E, 8.408%, 12/15/33  (1) 250,000 250
SEB Funding, Series 2024-1A, Class A2, 7.386%, 4/30/54  (1) 485,000 481
Stonepeak, Series 2021-1A, Class B, 3.821%, 2/28/33  (1) 204,735 187
4,568
Bank Loans 11.7%  (3)
Applied Systems, FRN, 1M TSFR + 3.50%, 8.809%, 2/24/31  400,250 403
Applied Systems, FRN, 1M TSFR + 5.25%, 10.559%, 2/23/32  40,000 41
AppLovin, FRN, 1M TSFR + 2.50%, 7.816%, 8/16/30  100,919 101
Asurion, FRN, 1M TSFR + 4.25%, 9.666%, 8/19/28  330,038 321
Asurion, FRN, 1M TSFR + 5.25%, 10.68%, 1/31/28  101,879 93
Asurion, FRN, 1M TSFR + 5.25%, 10.68%, 1/20/29  400,000 359

T. ROWE PRICE Multi-Strategy Total Return Fund

Shares/Par $ Value
(Cost and value in $000s)
Belron Finance U.S., FRN, 3M TSFR + 2.25%, 7.821%,
11/13/25  997,368 998
Boxer Parent, FRN, 1M TSFR + 4.25%, 9.566%, 12/29/28  875,455 880
Caesars Entertainment, FRN, 1M TSFR + 2.75%, 8.066%,
2/6/31  475,000 475
Carrols Restaurant Group, FRN, 1M TSFR + 3.25%, 8.666%,
4/30/26  992,034 992
Catalent Pharma Solutions, FRN, 1M TSFR + 3.00%, 8.315%,
2/22/28  (4)(5) 1,500,000 1,506
ChampionX, FRN, 1M TSFR + 2.75%, 6/7/29  (4) 1,000,000 1,003
Chromalloy, FRN, 1M TSFR + 3.75%, 9.058%, 3/21/31  475,000 477
CMG Media, FRN, 3M TSFR + 3.50%, 8.909%, 12/17/26  48,404 41
CNT Holdings I, FRN, 1M TSFR + 3.50%, 8.83%, 11/8/27  583,500 585
ConnectWise, FRN, 1M TSFR + 3.50%, 9.064%, 9/29/28  586,500 587
Delta Topco, FRN, 1M TSFR + 5.25%, 12/2/30  (4) 235,000 237
Delta Topco, FRN, 3M TSFR + 7.25%, 12.591%, 12/1/28  310,000 311
Diamond Sports Group, 5.00%, 12/2/24, (5.00% PIK)  (11) 22,593 36
Edelman Financial Engines Center, FRN, 1M TSFR + 6.75%,
12.18%, 7/20/26  805,000 807
Ellucian Holdings, FRN, 1M TSFR + 3.50%, 8.916%, 10/9/29  484,229 486
Engineered Machinery Holdings, FRN, 3M TSFR + 6.00%,
11.571%, 5/21/29  465,000 462
Engineered Machinery Holdings, FRN, 3M TSFR + 6.50%,
12.071%, 5/21/29  145,000 144
EPIC Crude Services, FRN, 6M TSFR + 5.00%, 10.605%,
3/2/26  299,223 300
Everi Holdings, FRN, 1M TSFR + 2.50%, 8/3/28  (4) 1,000,000 1,001
Fleet Midco I, FRN, 1M TSFR + 3.25%, 8.566%, 2/21/31  (5) 106,000 106
GFL Environmental, FRN, 1M TSFR + 2.50%, 7.826%, 5/31/27  597,000 599
Infinite Bidco, FRN, 3M TSFR + 7.00%, 12.591%, 3/2/29  400,000 337
IRB Holding, FRN, 1M TSFR + 2.75%, 8.166%, 12/15/27  525,815 526
Jane Street Group, FRN, 1M TSFR + 2.50%, 7.93%, 1/26/28  299,227 299
Life Time, FRN, 1M TSFR + 4.00%, 9.591%, 1/15/26  1,600,000 1,606
Lions Gate Capital Holdings, FRN, 1M TSFR + 2.25%,
3/24/25  (4) 700,000 698
LTI Holdings, FRN, 1M TSFR + 3.50%, 8.93%, 9/6/25  (4) 1,003,630 992
LTI Holdings, FRN, 1M TSFR + 6.75%, 12.18%, 9/6/26  200,000 186
MH Sub I, FRN, 1M TSFR + 4.25%, 9.566%, 5/3/28  199,915 199
MIC Glen, FRN, 1M TSFR + 3.25%, 8.68%, 7/21/28  194,250 194
MIC Glen, FRN, 1M TSFR + 4.25%, 9.68%, 7/21/28  250,000 251
Mileage Plus Holdings, FRN, 3M TSFR + 5.25%, 6/21/27  (4) 278,571 286
Neptune Bidco U.S., FRN, 1M TSFR + 5.00%, 10.406%,
4/11/29  236,610 222
Nexstar Media, FRN, 1M TSFR + 2.75%, 9/18/26  (4) 800,000 800

T. ROWE PRICE Multi-Strategy Total Return Fund

Shares/Par $ Value
(Cost and value in $000s)
NGL Energy Operating, FRN, 1M TSFR + 4.50%, 9.816%,
2/3/31  110,000 110
PG&E, FRN, 1M TSFR + 2.50%, 7.816%, 6/23/27  400,000 400
Project Ruby Ultimate Parent, FRN, 1M TSFR + 3.25%, 8.68%,
3/10/28  582,729 582
Radiate Holdco, FRN, 1M TSFR + 3.25%, 8.68%, 9/25/26  (4) 379,030 304
RealPage, FRN, 1M TSFR + 6.50%, 11.93%, 4/23/29  795,000 780
RFS OPCO, FRN, 1M TSFR + 5.00%, 4/4/31  (4) 210,000 201
S2P Acquisition Borrower, FRN, 1M TSFR + 4.00%, 9.416%,
8/14/26  863,387 864
Select Medical, FRN, 1M TSFR + 3.00%, 8.316%, 3/6/27  957,394 958
Snap One Holdings, FRN, 1M TSFR + 4.50%, 12/8/28  (4) 1,000,000 1,004
Spirit AeroSystems, FRN, 1M TSFR + 4.25%, 9.58%, 1/15/27  797,975 802
SRS Distribution, FRN, 1M TSFR + 3.75%, 6/2/28  (4) 2,000,000 2,014
Tacala Investment, FRN, 1M TSFR + 4.00%, 9.316%, 1/31/31  488,000 490
Talen Energy Supply, FRN, 1M TSFR + 4.50%, 9.826%,
5/17/30  89,325 90
TransDigm, FRN, 1M TSFR + 2.75%, 3/22/30  (4) 1,500,000 1,506
Triton Water Holdings, FRN, 1M TSFR + 4.00%, 9.316%,
3/31/28  109,725 110
U.S. Silica, FRN, 1M USD LIBOR + 4.00%, 3/25/30  (4) 1,000,000 1,001
Univision Communications, FRN, 1M TSFR + 3.25%, 8.68%,
3/15/26  (4) 798,462 798
Upbound Group, FRN, 1M TSFR + 3.25%, 8.68%, 2/17/28  405,927 406
Verscend Holding, FRN, 1M TSFR + 4.00%, 9.428%, 8/27/25  692,878 693
Vistra Zero Operating, FRN, 1M TSFR + 2.75%, 8.068%,
4/30/31  255,000 256
Wand NewCo 3, FRN, 1M TSFR + 3.75%, 9.066%, 1/30/31  406,206 408
Wec U.S. Holdings, FRN, 1M TSFR + 2.75%, 8.066%, 1/20/31  197,980 198
William Morris Endeavor Entertainment, FRN, 1M TSFR +
2.75%, 8.18%, 5/18/25  2,349,977 2,355
36,277
Common Stocks 13.4%
10X Genomics, Class A  (2) 226 7
3M  344 33
AbbVie  68 11
ACADIA Pharmaceuticals  (2) 114 2
Acadia Realty Trust, REIT  372 6
Advanced Micro Devices  (2) 2,820 447
Affiliated Managers Group  82 13
Agilent Technologies  165 23
agilon health  (2) 366 2
Airbnb, Class A  (2) 163 26
Akero Therapeutics  (2) 126 2

T. ROWE PRICE Multi-Strategy Total Return Fund

Shares/Par $ Value
(Cost and value in $000s)
Alcoa  206 7
Alexandria Real Estate Equities, REIT  33 4
Alkermes  (2) 279 7
Allstate  189 32
Alnylam Pharmaceuticals  (2) 207 30
Alphabet, Class A  (2) 3,593 585
Alphabet, Class C  (2) 725 119
Altera Infrastructure, Acquisition Date: 1/19/23, Cost $15  (2)(5)
(10) 700 20
Alto Neuroscience  (2) 67 1
Amazon.com  (2) 13,091 2,291
Ameren  86 6
American Express  71 17
American Financial Group  36 5
American Homes 4 Rent, Class A, REIT  257 9
American International Group  500 38
American Tower, REIT  23 4
Ameriprise Financial  112 46
Amgen  123 34
Amphenol, Class A  3,007 363
Analog Devices  228 46
Apellis Pharmaceuticals  (2) 181 8
Apogee Therapeutics  (2) 147 7
Apollo Global Management  153 17
Apple  10,650 1,814
Apple Hospitality REIT, REIT  221 3
Aptiv  (2) 352 25
Arch Capital Group  (2) 183 17
Ares Management, Class A  2,756 367
Arthur J Gallagher  71 17
Arvinas  (2) 176 6
Astera Labs  (2) 645 55
AT&T  1,905 32
Atlas Energy Solutions  369 8
Atlassian, Class A  (2) 214 37
Atmus Filtration Technologies  (2) 785 24
Autodesk  (2) 80 17
AvalonBay Communities, REIT  76 14
Avidity Biosciences  (2) 406 10
Axis Capital Holdings  423 26
Baker Hughes  664 22
Ball  257 18
Banc of California  774 11

T. ROWE PRICE Multi-Strategy Total Return Fund

Shares/Par $ Value
(Cost and value in $000s)
Bank of America  3,005 111
Bank of New York Mellon  881 50
Barings BDC  1,051 10
Battery Future Acquisition, Warrants, 5/26/28  (2) 36,700 2
Becton Dickinson & Company  90 21
Belden  140 11
Biogen  (2) 60 13
Biohaven  (2) 314 12
BioMarin Pharmaceutical  (2) 106 9
Bio-Techne  148 9
Blueprint Medicines  (2) 320 29
Boeing  (2) 427 72
Booking Holdings  16 55
Booz Allen Hamilton Holding  59 9
Boston Scientific  (2) 414 30
BRC, Class A  (2)(6) 801 3
Bright Horizons Family Solutions  (2) 3,008 312
BrightSpring Health Services  (2) 154 2
Broadcom  16 21
Bruker  73 6
Burlington Stores  (2) 185 33
Cadence Design Systems  (2) 131 36
Camden Property Trust, REIT  18 2
Canva, Acquisition Date: 8/16/21 - 12/22/21, Cost $245  (2)(5)
(10) 144 154
Capital One Financial  508 73
Capitalworks Emerging Markets Acquisition, Warrants,
4/27/28  (2) 36,400 2
Cardinal Health  112 12
Catalent  (2) 6,453 360
Cava Group  (2) 397 29
Cboe Global Markets  284 51
Celldex Therapeutics  (2) 222 8
Celsius Holdings  (2) 2,600 185
Cencora  32 8
Centene  (2) 155 11
Centessa Pharmaceuticals, ADR  (2) 254 2
CF Industries Holdings  273 22
CG oncology  (2) 127 5
Charles River Laboratories International  (2) 21 5
Charles Schwab  19,389 1,434
Chesapeake Energy  196 18
Chevron  318 51
Chipotle Mexican Grill  (2) 18 57

T. ROWE PRICE Multi-Strategy Total Return Fund

Shares/Par $ Value
(Cost and value in $000s)
Chubb  436 108
Ciena  (2) 294 14
Cigna Group  113 40
Citigroup  1,781 109
Cleveland-Cliffs  (2) 516 9
CME Group  55 12
Coca-Cola  1,249 77
Cognex  525 22
Coinbase Global, Class A  (2) 146 30
Colgate-Palmolive  5,403 497
Comcast, Class A  805 31
Confluent, Class A  (2) 484 14
ConocoPhillips  7,771 976
Constellation Energy  3,705 689
Copart  (2) 1,900 103
Corebridge Financial  1,883 50
Corning  686 23
Corpay  (2) 57 17
Costco Wholesale  138 100
Crinetics Pharmaceuticals  (2) 141 6
CSX  1,570 52
CubeSmart, REIT  181 7
Cummins  142 40
Cytokinetics  (2) 88 5
Danaher  2,901 715
Datadog, Class A  (2) 2,807 352
Dayforce  (2) 9 1
Denali Therapeutics  (2) 211 3
Dexcom  (2) 97 12
Diamondback Energy  1,743 351
Discover Financial Services  82 10
Dollar General  3,058 426
Dollar Tree  (2) 132 16
Dominion Energy  144 7
DoorDash, Class A  (2) 388 50
Douglas Emmett, REIT  222 3
DraftKings, Class A  (2) 286 12
East West Bancorp  583 43
Edwards Lifesciences  (2) 310 26
Elevance Health  160 85
Eli Lilly  2,410 1,882
Entegris  2,195 292
Envestnet  (2) 139 9

T. ROWE PRICE Multi-Strategy Total Return Fund

Shares/Par $ Value
(Cost and value in $000s)
EOG Resources  384 51
EQT  9,217 369
Equinix, REIT  72 51
Equitable Holdings  667 25
Equitrans Midstream  78,077 1,056
Equity LifeStyle Properties, REIT  139 8
Equity Residential, REIT  174 11
Essex Property Trust, REIT  52 13
Everest Group  36 13
Exact Sciences  (2) 134 8
Exelixis  (2) 179 4
Expro Group Holdings  (2) 295 6
Exxon Mobil  8,733 1,033
FedEx  229 60
Fifth Third Bancorp  697 25
First American Financial  107 6
FirstEnergy  197 8
Fiserv  (2) 166 25
Floor & Decor Holdings, Class A  (2) 138 15
Fortinet  (2) 4,400 278
Freeport-McMoRan  3,534 176
Fulton Financial  654 11
Gaming & Leisure Properties, REIT  218 9
GCT Semiconductor Holding, Warrants, 12/31/28  (2) 24,750 5
GE HealthCare Technologies  123 9
GE Vernova  (2) 1,995 307
General Electric  3,632 588
Global Payments  192 24
GoDaddy, Class A  (2) 1,790 219
Goldman Sachs Group  34 14
Guardant Health  (2) 83 1
Halliburton  1,118 42
Hartford Financial Services Group  793 77
HB Fuller  152 11
HCA Healthcare  65 20
Helix Acquisition Corp. II  (2) 35,497 364
Hess  266 42
Hilton Worldwide Holdings  276 54
Hologic  (2) 173 13
Home Depot  292 98
Honeywell International  379 73
Hubbell  28 10
HubSpot  (2) 462 279

T. ROWE PRICE Multi-Strategy Total Return Fund

Shares/Par $ Value
(Cost and value in $000s)
Humana  29 9
Huntington Bancshares  2,201 30
Huntington Ingalls Industries  19 5
Huntsman  456 11
Ideaya Biosciences  (2) 175 7
IDEX  80 18
Immunome  (2) 192 3
Incyte  (2) 69 4
Ingersoll Rand  578 54
Insmed  (2) 281 7
Inspire Medical Systems  (2) 38 9
Insulet  (2) 36 6
Intellia Therapeutics  (2) 69 1
Intercontinental Exchange  111 14
International Flavors & Fragrances  154 13
Intuit  43 27
Intuitive Surgical  (2) 1,084 402
Invesco  1,557 22
Ionis Pharmaceuticals  (2) 146 6
Iovance Biotherapeutics  (2) 426 5
IQVIA Holdings  (2) 32 7
Ivanhoe Electric  (2) 914 9
JB Hunt Transport Services  104 17
JPMorgan Chase  367 70
Kenvue  3,285 62
Keurig Dr Pepper  338 11
Kilroy Realty, REIT  102 3
Kinder Morgan  556 10
KKR  239 22
KLA  278 192
Kosmos Energy  (2) 2,495 14
Krystal Biotech  (2) 56 9
Kymera Therapeutics  (2) 207 7
Kyverna Therapeutics  (2) 51 1
L3Harris Technologies  197 42
Lam Research  56 50
Lamar Advertising, Class A, REIT  56 6
Lattice Semiconductor  (2) 229 16
Liberty Media Corp-Liberty Formula One, Class C  (2) 120 8
Linde  245 108
Live Nation Entertainment  (2) 65 6
Loar Holdings  (2) 847 44
Longboard Pharmaceuticals  (2) 134 3

T. ROWE PRICE Multi-Strategy Total Return Fund

Shares/Par $ Value
(Cost and value in $000s)
Louisiana-Pacific  170 12
LPL Financial Holdings  226 61
Lululemon Athletica  (2) 55 20
M&T Bank  96 14
Madrigal Pharmaceuticals  (2) 55 11
Main Street Capital  (6) 162 8
Maplebear  (2) 984 34
Marathon Petroleum  253 46
Marsh & McLennan  345 69
Mastercard, Class A  947 427
McDonald's  202 55
McKesson  18 10
Merck  676 87
Meta Platforms, Class A  2,267 975
MetLife  606 43
MGM Resorts International  (2) 282 11
Micron Technology  2,768 313
Microsoft  5,411 2,107
Middleby  (2) 93 13
Molina Healthcare  (2) 73 25
Mondelez International, Class A  426 31
MongoDB  (2) 58 21
Monster Beverage  (2) 459 25
Montana Technologies, Warrants, 3/15/29  (2) 36,900 23
MoonLake Immunotherapeutics  (2) 161 7
Morgan Stanley  199 18
Mosaic  380 12
Netflix  (2) 711 391
Neurocrine Biosciences  (2) 131 18
New York Community Bancorp  2,515 7
News, Class A  520 12
NextEra Energy  306 20
NIKE, Class B  340 31
Noble  351 16
Norfolk Southern  48 11
NVIDIA  2,793 2,413
NXP Semiconductors  93 24
Old Dominion Freight Line  1,834 333
Omnicom Group  30 3
OneMain Holdings  28 1
Onyx Acquisition I, Class A, Warrants, 11/30/28  (2) 24,800 1
O'Reilly Automotive  (2) 44 45
Pacific Biosciences of California  (2) 469 1

T. ROWE PRICE Multi-Strategy Total Return Fund

Shares/Par $ Value
(Cost and value in $000s)
Packaging Corp. of America  98 17
Patreon, Acquisition Date: 10/14/21, Cost $9  (2)(5)(10) 165 3
PennyMac Financial Services  126 11
Penumbra  (2) 103 20
PepsiCo  4,428 779
PG&E  599 10
Phillips 66  122 17
Pioneer Natural Resources  6,539 1,761
Popular  442 38
Praxis Precision Medicines  (2) 88 5
Prime Medicine  (2) 32 —
PROCEPT BioRobotics  (2) 124 7
Procter & Gamble  693 113
Progressive  58 12
Prologis, REIT  294 30
Prothena  (2) 128 3
Public Storage, REIT  52 13
Quaker Chemical  118 22
QUALCOMM  108 18
Quanta Services  43 11
Range Resources  618 22
Raymond James Financial  341 42
RCF Acquisition, Warrants, 11/10/26  (2) 24,850 2
Regency Centers, REIT  189 11
Regeneron Pharmaceuticals  (2) 61 54
Regions Financial  1,073 21
Reinsurance Group of America  124 23
RenaissanceRe Holdings  137 30
Repligen  (2) 39 6
REVOLUTION Medicines  (2) 205 8
REVOLUTION Medicines, Warrants, 11/14/28  (2) 2,200 1
Rexford Industrial Realty, REIT  227 10
RH  (2) 591 146
Rivian Automotive, Class A  (2)(6) 725 6
ROBLOX, Class A  (2) 180 6
Rockwell Automation  994 269
Roivant Sciences  (2) 21 —
Roper Technologies  139 71
Ross Stores  304 39
RPM International  136 15
Salesforce  109 29
Samsara, Class A  (2) 806 28
Sana Biotechnology  (2) 414 4

T. ROWE PRICE Multi-Strategy Total Return Fund

Shares/Par $ Value
(Cost and value in $000s)
Sarepta Therapeutics  (2) 39 5
Schlumberger  1,770 84
ServiceNow  (2) 343 238
Sherwin-Williams  89 27
Simon Property Group, REIT  117 16
SLM  827 18
Socure, Acquisition Date: 12/22/21, Cost $1  (2)(5)(10) 89 1
Southern  158 12
Southwest Airlines  510 13
Southwestern Energy  (2) 3,083 23
SpringWorks Therapeutics  (2) 190 9
Stanley Black & Decker  534 49
State Street  440 32
Steel Dynamics  105 14
StepStone Group, Class A  559 20
Structure Therapeutics, ADR  (2) 1,416 56
Stryker  225 76
Sun Communities, REIT  77 9
Surgery Partners  (2) 104 3
Synopsys  (2) 435 231
Synovus Financial  321 11
T-Mobile U.S.  550 90
Targa Resources  255 29
Tarsus Pharmaceuticals  (2) 32 1
TechnipFMC  2,261 58
Teleflex  6 1
Tenet Healthcare  (2) 94 11
Terreno Realty, REIT  107 6
Tesla  (2) 1,987 364
Thermo Fisher Scientific  160 91
Toll Brothers  2 —
Toro  308 27
Trade Desk, Class A  (2) 203 17
Tradeweb Markets, Class A  5,521 562
TransDigm Group  34 42
Travelers  180 38
Trinity Capital  516 8
Tyler Technologies  (2) 23 11
U.S. Bancorp  697 28
Uber Technologies  (2) 7,712 511
Ultragenyx Pharmaceutical  (2) 211 9
United Parcel Service, Class B  63 9
United States Steel  2,677 98

T. ROWE PRICE Multi-Strategy Total Return Fund

Shares/Par $ Value
(Cost and value in $000s)
UnitedHealth Group  717 347
Valero Energy  223 36
Vaxcyte  (2) 139 8
Veeva Systems, Class A  (2) 32 6
Ventas, REIT  262 12
Vera Therapeutics  (2) 136 5
Verizon Communications  1,095 43
Verra Mobility  (2) 621 15
Vertex Pharmaceuticals  (2) 108 42
Vertiv Holdings, Class A  4,780 445
Virtus Investment Partners  94 21
Visa, Class A  303 81
Volato Group, Warrants, 12/3/28  (2) 36,400 2
Voya Financial  509 35
Voyager Therapeutics  (2) 22 —
Vulcan Materials  74 19
Walt Disney  424 47
Warrior Met Coal  163 11
Webster Financial  812 36
Wells Fargo  2,019 120
Welltower, REIT  178 17
West Pharmaceutical Services  34 12
Western Alliance Bancorp  607 34
Westrock  28,797 1,381
Williams  1,114 43
Willis Towers Watson  22 6
Wingstop  106 41
WisdomTree  1,255 11
Workday, Class A  (2) 173 42
Zebra Technologies, Class A  (2) 65 20
Zentalis Pharmaceuticals  (2) 160 2
Zimmer Biomet Holdings  76 9
Zoetis  78 12
Zscaler  (2) 117 20
41,820
Convertible Bonds 0.9%
Air Transport Services Group, 1.125%, 10/15/24  200,000 195
Alteryx, 1.00%, 8/1/26  500,000 500
Citigroup Global Markets Holdings, Series 1299, Zero Coupon,
2/26/26 (HKD)  2,000,000 234
Galvanize Therapeutics, Acquisition Date: 2/28/24, Cost $1,
2/13/27  (2)(5)(10) 800 1

T. ROWE PRICE Multi-Strategy Total Return Fund

Shares/Par $ Value
(Cost and value in $000s)
Kobold Metals, Acquisition date: 3/6/24, Cost $75, 2/26/25  (2)
(5)(10) 75,000 75
Rivian Automotive, 4.625%, 3/15/29  38,000 27
U.S. Steel, 5.00%, 11/1/26  (6) 477,000 1,317
Uber Technologies, Series 2028, 0.875%, 12/1/28  (1) 180,000 202
Wolfspeed, 0.25%, 2/15/28  33,000 20
Wolfspeed, 1.875%, 12/1/29  660,000 384
2,955
Convertible Preferred Stocks 0.2%
ABL Space Systems, Series B-2, Acquisition Date: 10/22/21,
Cost $91  (2)(5)(10) 1,345 47
Apollo Global Management, 7/31/26  4,895 300
Canva, Series A, Acquisition Date: 11/4/21 - 12/17/21,
Cost $14  (2)(5)(10) 8 9
Canva, Series A-3, Acquisition Date: 12/17/21, Cost $2  (2)(5)
(10) 1 1
CELLINK, Series D, Acquisition Date: 1/20/22, Cost $9  (2)(5)
(10) 423 1
Coalition, Series E, Acquisition Date: 9/7/21, Cost $23  (2)(5)
(10) 1,376 13
Databricks, Series H, Acquisition Date: 8/31/21, Cost $60  (2)
(5)(10) 816 60
Databricks, Series I, Acquisition Date: 9/14/23, Cost $24  (2)(5)
(10) 329 24
Eikon Therapeutics, Series B, Acquisition Date: 12/3/21,
Cost $6  (2)(5)(10) 330 7
Endeavour Bio Services, Series C, Acquisition Date: 4/22/24,
Cost $—  (2)(5)(10) 68 —
Epirus, Series C-2, Acquisition Date: 1/28/22, Cost $11  (2)(5)
(10) 1,889 9
FOG Pharma, Series E, Acquisition Date: 2/29/24, Cost $—  (2)
(5)(10) 41 —
Formagrid, Series F, Acquisition Date: 12/8/21, Cost $42  (2)(5)
(10) 222 11
Freenome Holdings, Series D, Acquisition Date: 11/22/21,
Cost $26  (2)(5)(10) 3,412 19
Freenome Holdings, Series F, Acquisition Date: 1/26/24,
Cost $—  (2)(5)(10) 24 —
Generate Bio, Series B, Acquisition Date: 9/2/21, Cost $8  (2)
(5)(10) 666 8
Jetti Holdings, Series D, Acquisition Date: 9/20/22, Cost $8  (2)
(5)(10) 63 8
Kobold Metals, Series B-1, Acquisition Date: 1/10/22,
Cost $11  (2)(5)(10) 384 28
Laronde, Series B, Acquisition Date: 7/28/21, Cost $5  (2)(5)(10) 162 1

T. ROWE PRICE Multi-Strategy Total Return Fund

Shares/Par $ Value
(Cost and value in $000s)
Lilac Solutions, Series B, Acquisition Date: 9/8/21, Cost $15  (2)
(5)(10) 1,156 16
Nuro, Series D, Acquisition Date: 10/29/21, Cost $26  (2)(5)(10) 1,232 5
Obsidian Therapeutics, Series C, Acquisition Date: 3/27/24,
Cost $1  (2)(5)(10) 625 1
Patreon, Series D, Acquisition Date: 10/21/21, Cost $13  (2)(5)
(10) 238 4
ProfoundBio, Series B, Acquisition Date: 2/9/24, Cost $1  (2)(5)
(10) 158 6
Rappi, Series E, Acquisition Date: 9/8/20, Cost $109  (2)(5)(10) 1,822 42
Rappi, Series F, Acquisition Date: 7/8/21, Cost $34  (2)(5)(10) 534 12
Redwood Materials, Series D, Acquisition Date: 6/2/23,
Cost $3  (2)(5)(10) 69 3
Sionna Therapeutics, Series C, Acquisition Date: 3/4/24,
Cost $—  (2)(5)(10) 24 —
Socure, Series A, Acquisition Date: 12/22/21, Cost $2  (2)(5)(10) 109 1
Socure, Series A-1, Acquisition Date: 12/22/21, Cost $1  (2)(5)
(10) 89 1
Socure, Series B, Acquisition Date: 12/22/21, Cost $—  (2)(5)
(10) 2 —
Socure, Series E, Acquisition Date: 10/27/21, Cost $3  (2)(5)(10) 207 1
Spyre Therapeutics PIPE, Series B, Acquisition Date: 3/18/24,
Cost $2  (2)(10) 1 1
Treeline, Series A, Acquisition Date: 9/26/22, Cost $1  (2)(5)(10) 88 1
640
Corporate Bonds 10.0%
AbbVie, 3.80%, 3/15/25  52,000 51
Ally Financial, 5.125%, 9/30/24  41,000 41
Alteryx, 8.75%, 3/15/28  (1) 800,000 811
American Electric Power, 5.699%, 8/15/25  52,000 52
American Express, VR, 5.098%, 2/16/28  (7) 80,000 79
Ardagh Packaging Finance, 5.25%, 4/30/25  (1)(6) 1,200,000 1,188
At Home Group, 4.875%, 7/15/28  (1) 240,000 114
B&G Foods, 5.25%, 4/1/25  505,000 498
Bank of America, VR, 0.981%, 9/25/25  (7) 55,000 54
Boeing, 4.875%, 5/1/25  52,000 51
Boost Newco Borrower, 7.50%, 1/15/31  (1) 200,000 206
Brandywine Operating Partnership, 8.875%, 4/12/29  200,000 205
Capital One Financial, 4.25%, 4/30/25  53,000 52
Capital One Financial, VR, 2.636%, 3/3/26  (7) 55,000 53
Capital One Financial, VR, 6.312%, 6/8/29  (7) 95,000 96
Capital One Financial, VR, 6.377%, 6/8/34  (7) 95,000 95
Carnival, 4.00%, 8/1/28  (1) 355,000 325
Carnival Holdings Bermuda, 10.375%, 5/1/28  (1) 800,000 866

T. ROWE PRICE Multi-Strategy Total Return Fund

Shares/Par $ Value
(Cost and value in $000s)
Carpenter Technology, 7.625%, 3/15/30  255,000 259
Carrier Global, 2.242%, 2/15/25  50,000 49
Carrols Restaurant Group, 5.875%, 7/1/29  (1) 600,000 610
CEC Entertainment, 6.75%, 5/1/26  (1) 110,000 108
Cedar Fair, 5.50%, 5/1/25  (1) 1,000,000 1,000
Celanese U.S. Holdings, 6.05%, 3/15/25  51,000 51
Charter Communications Operating, 4.908%, 7/23/25  53,000 52
Cinemark USA, 5.875%, 3/15/26  (1) 500,000 492
Cinemark USA, 8.75%, 5/1/25  (1) 18,000 18
Citigroup, 4.40%, 6/10/25  108,000 106
Clear Channel Outdoor Holdings, 5.125%, 8/15/27  (1) 315,000 291
Clear Channel Outdoor Holdings, 7.50%, 6/1/29  (1) 87,000 70
Clear Channel Outdoor Holdings, 9.00%, 9/15/28  (1)(6) 45,000 46
Comstock Resources, 6.75%, 3/1/29  (1) 385,000 362
Constellation Energy Generation, 3.25%, 6/1/25  54,000 53
CSC Holdings, 11.75%, 1/31/29  (1) 280,000 248
DCP Midstream Operating, 5.375%, 7/15/25  34,000 34
Delta Air Lines, 2.90%, 10/28/24  105,000 103
Diamond Sports Group, 5.375%, 8/15/26  (1)(2)(9) 345,000 8
DISH DBS, 5.25%, 12/1/26  (1) 310,000 243
DISH DBS, 7.75%, 7/1/26  210,000 131
Energy Transfer, 2.90%, 5/15/25  54,000 52
Everi Holdings, 5.00%, 7/15/29  (1) 600,000 587
Ferrellgas, 5.375%, 4/1/26  (1) 500,000 489
Fifth Third Bancorp, 2.375%, 1/28/25  (6) 53,000 52
Ford Motor Credit, 2.30%, 2/10/25  200,000 194
General Motors Financial, 6.05%, 10/10/25  49,000 49
GFL Environmental, 4.25%, 6/1/25  (1) 21,000 21
Global Net Lease, 3.75%, 12/15/27  (1) 610,000 521
Goldman Sachs Group, 3.50%, 4/1/25  49,000 48
GPD, 10.125%, 4/1/26  (1) 450,000 422
Graphic Packaging International, 4.125%, 8/15/24  500,000 494
HCA, 5.375%, 2/1/25  52,000 52
Hillenbrand, 5.75%, 6/15/25  13,000 13
Howmet Aerospace, 5.125%, 10/1/24  195,000 194
Hyundai Capital America, 5.50%, 3/30/26  (1) 70,000 70
Jane Street Group, 7.125%, 4/30/31  (1) 715,000 716
JPMorgan Chase, VR, 0.824%, 6/1/25  (7) 49,000 49
Kilroy Realty, 3.45%, 12/15/24  54,000 53
LifePoint Health, 9.875%, 8/15/30  (1) 370,000 387
Live Nation Entertainment, 4.875%, 11/1/24  (1) 2,400,000 2,382
Michael Kors USA, 4.25%, 11/1/24  (1) 400,000 392
Morgan Stanley, VR, 1.164%, 10/21/25  (7) 49,000 48

T. ROWE PRICE Multi-Strategy Total Return Fund

Shares/Par $ Value
(Cost and value in $000s)
Morgan Stanley, Series I, VR, 0.864%, 10/21/25  (7) 100,000 98
Navient, 6.75%, 6/25/25  11,000 11
Neptune Bidco U.S., 9.29%, 4/15/29  (1) 565,000 533
NextEra Energy Capital Holdings, 6.051%, 3/1/25  48,000 48
NGL Energy Operating, 8.125%, 2/15/29  (1) 110,000 111
NGL Energy Operating, 8.375%, 2/15/32  (1) 160,000 162
Occidental Petroleum, 5.875%, 9/1/25  51,000 51
OneMain Finance, 6.875%, 3/15/25  8,000 8
Ovintiv, 5.65%, 5/15/25  51,000 51
PennyMac Financial Services, 5.375%, 10/15/25  (1) 800,000 788
PNC Financial Services Group, VR, 5.812%, 6/12/26  (7) 52,000 52
Rivian Holdings, FRN, TSFR6M + 6.028%, 11.31%,
10/15/26  (1) 175,000 172
SeaWorld Parks & Entertainment, 8.75%, 5/1/25  (1) 400,000 400
Select Medical, 6.25%, 8/15/26  (1) 600,000 598
Service Properties Trust, 4.50%, 3/15/25  800,000 782
Service Properties Trust, 7.50%, 9/15/25  600,000 604
Shutterfly Finance, 8.50%, 10/1/27, (4.25% Cash and 4.25%
PIK)  (1)(11) 303,031 243
Shutterfly Finance, 9.75%, 10/1/27  (1) 36,006 36
Sirius XM Radio, 5.00%, 8/1/27  (1) 53,000 50
Southern, VR, 1.875%, 9/15/81 (EUR)  (7) 230,000 216
Sprint, 7.625%, 2/15/25  260,000 261
Sprint, 7.625%, 3/1/26  49,000 50
Stagwell Global, 5.625%, 8/15/29  (1) 633,000 565
Starwood Property Trust, 7.25%, 4/1/29  (1) 400,000 395
Tenet Healthcare, 6.25%, 2/1/27  800,000 797
Tenneco, 8.00%, 11/17/28  (1) 730,000 681
Townsquare Media, 6.875%, 2/1/26  (1) 105,000 102
U.S. Airways PTT, Series 2013-1, Class A, 3.95%, 11/15/25  39,815 39
United Airlines, 4.375%, 4/15/26  (1) 375,000 360
United Airlines Holdings, 4.875%, 1/15/25  (6) 28,000 28
United Rentals North America, 6.00%, 12/15/29  (1) 1,000,000 986
United Wholesale Mortgage, 5.50%, 11/15/25  (1) 300,000 294
Venture Global LNG, 8.375%, 6/1/31  (1) 270,000 276
Venture Global LNG, 9.875%, 2/1/32  (1) 125,000 133
Verscend Escrow, 9.75%, 8/15/26  (1) 1,200,000 1,201
Vistra, VR, 7.00%  (1)(7)(8) 82,000 81
Walgreens Boots Alliance, 3.80%, 11/18/24  1,653,000 1,629
Warnermedia Holdings, 3.638%, 3/15/25  53,000 52
Western Digital, 4.75%, 2/15/26  1,500,000 1,455
Western Midstream Operating, 3.10%, 2/1/25  54,000 53

T. ROWE PRICE Multi-Strategy Total Return Fund

Shares/Par $ Value
(Cost and value in $000s)
Williams, 4.00%, 9/15/25  50,000 49
30,957
Municipal Securities 0.6%
Colorado HFA, Covenant Living Community, Series B, 4.48%,
12/1/40  250,000 202
Michigan Tobacco Settlement Fin. Auth., Series B, Zero
Coupon, 6/1/46  30,000 4
Port Beaumont Navigation Dist., Jefferson Gulf Coast, Series B,
6.00%, 1/1/25  (1) 225,000 222
Puerto Rico Commonwealth, GO, VR, 11/1/43  (12) 732,963 436
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
Coupon, 7/1/24  7,433 7
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
Coupon, 7/1/33  58,668 38
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/33  45,589 45
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/35  40,979 40
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/37  35,170 34
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/41  47,818 44
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/46  49,730 45
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.375%, 7/1/25  50,774 51
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/27  50,314 52
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/29  49,497 53
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.75%, 7/1/31  48,077 54
Puerto Rico Electric Power Auth., Build America, 5.95%,
7/1/30  (2)(13) 45,000 12
Puerto Rico Electric Power Auth., Build America, 6.05%,
7/1/32  (2)(13) 370,000 97
Tobacco Settlement Fin., Series A-1, 6.706%, 6/1/46  280,000 237
Tobacco Settlement Fin. Auth., Series B, 4.875%, 6/1/49  115,000 107
Tobacco Settlement Fin. Auth., Series B, Zero Coupon, 6/1/47  500,000 45
1,825
Non-U.S. Government Mortgage-Backed Securities 1.1%
Alen Mortgage Trust, Series 2021-ACEN, Class A, ARM, 1M
TSFR + 1.264%, 6.585%, 4/15/34  (1) 75,000 68

T. ROWE PRICE Multi-Strategy Total Return Fund

Shares/Par $ Value
(Cost and value in $000s)
BBCMS Mortgage Trust, Series 2019-BWAY, Class E, ARM, 1M
TSFR + 2.964%, 8.285%, 11/15/34  (1) 130,000 12
BFLD, Series 2019-DPLO, Class F, ARM, 1M TSFR + 2.654%,
7.975%, 10/15/34  (1) 85,000 84
BSREP Commercial Mortgage Trust, Series 2021-DC, Class C,
ARM, 1M TSFR + 1.664%, 6.985%, 8/15/38  (1) 42,647 36
BX Commercial Mortgage Trust, Series 2019-IMC, Class E,
ARM, 1M TSFR + 2.196%, 7.517%, 4/15/34  (1) 160,000 159
BX Trust, Series 2021-VIEW, Class F, ARM, 1M TSFR +
4.044%, 9.365%, 6/15/36  (1) 160,000 142
CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class D,
ARM, 1M TSFR + 2.047%, 7.368%, 12/15/37  (1) 200,000 200
CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class E,
ARM, 1M TSFR + 2.447%, 7.768%, 12/15/37  (1) 100,000 100
Cantor Commercial Real Estate Lending, Series 2019-CF1,
Class 65C, ARM, 4.123%, 5/15/52  (1) 125,000 66
Cantor Commercial Real Estate Lending, Series 2019-CF1,
Class 65D, ARM, 4.66%, 5/15/52  (1) 80,000 36
Commercial Mortgage Trust, Series 2014-CR19, Class AM,
4.08%, 8/10/47  155,000 153
Commercial Mortgage Trust, Series 2014-CR19, Class E, ARM,
4.263%, 8/10/47  (1) 175,000 147
Commercial Mortgage Trust, Series 2017-PANW, Class D,
ARM, 4.343%, 10/10/29  (1) 325,000 290
Connecticut Avenue Securities Trust, Series 2022-R06, Class
1M1, CMO, ARM, SOFR30A + 2.75%, 8.08%, 5/25/42  (1) 48,723 50
DC Trust, Series 2024-HLTN, Class D, ARM, 7.712%,
4/13/28  (1) 50,000 50
Finance of America HECM Buyout, Series 2022-HB1, Class
M3, ARM, 5.084%, 2/25/32  (1) 460,000 417
Great Wolf Trust, Series 2019-WOLF, Class F, ARM, 1M TSFR
+ 3.445%, 8.766%, 12/15/36  (1) 138,176 138
JPMorgan Mortgage Trust, Series 2022-LTV1, Class A2, CMO,
ARM, 3.517%, 7/25/52  (1) 84,574 70
MED Commercial Mortgage Trust, Series 2024-MOB, Class B,
ARM, 1M TSFR + 1.991%, 7.301%, 5/15/41  (1) 125,000 125
Oceanview Mortgage Loan Trust, Series 2020-1, Class A3,
CMO, ARM, 3.285%, 5/28/50  (1) 115,000 92
Progress Residential, Series 2021-SFR1, Class F, 2.757%,
4/17/38  (1) 295,000 267
Progress Residential Trust, Series 2020-SFR3, Class F,
2.796%, 10/17/27  (1) 140,000 131
Structured Agency Credit Risk Debt Notes, Series 2022-DNA2,
Class M1A, CMO, ARM, SOFR30A + 1.30%, 6.63%, 2/25/42  (1) 76,134 76
TRK Trust, Series 2022-INV1, Class A1, CMO, ARM, 2.577%,
2/25/57  (1) 148,588 131

T. ROWE PRICE Multi-Strategy Total Return Fund

Shares/Par $ Value
(Cost and value in $000s)
Verus Securitization Trust, Series 2021-2, Class M1, CMO,
ARM, 2.187%, 2/25/66  (1) 175,000 124
Verus Securitization Trust, Series 2022-1, Class A1, CMO,
STEP, 2.724%, 1/25/67  (1) 179,769 159
3,323
Preferred Stocks 0.2%
NuStar Energy, Series A, VR, 12.357%  (8) 20,035 512
512
U.S. Government Agency Obligations (Excluding
Mortgage-Backed) 0.5%
U.S. Treasury Inflation-Indexed Notes, 0.125%, 4/15/25  1,423,671 1,387
U.S. Treasury Inflation-Indexed Notes, 0.125%, 4/15/26  307,663 293
1,680
Total United States (Cost $115,592) 124,557
URUGUAY  0.0%
Government Bonds 0.0%
Republic of Uruguay, 8.25%, 5/21/31  5,850,000 146
Total Uruguay (Cost $139) 146
UZBEKISTAN  0.1%
Government Bonds 0.1%
National Bank of Uzbekistan, 4.85%, 10/21/25 (USD)  200,000 192
Republic of Uzbekistan, 3.70%, 11/25/30 (USD)  300,000 244
Total Uzbekistan (Cost $457) 436
VIETNAM  0.1%
Corporate Bonds 0.1%
Mong Duong Finance Holdings, 5.125%, 5/7/29 (USD)  350,470 335
Total Vietnam (Cost $327) 335
SHORT-TERM INVESTMENTS  34.1%
Money Market Funds  34.1%
T. Rowe Price Government Reserve Fund, 5.37%  (14)(15) 105,811,949 105,812
105,812

T. ROWE PRICE Multi-Strategy Total Return Fund

Shares/Par $ Value
(Cost and value in $000s)
U.S. Treasury Obligations  0.0%
U.S. Treasury Bills, 5.276%, 5/30/24  (16) 160,000 159
159
Total Short-Term Investments (Cost $105,971) 105,971
SECURITIES LENDING COLLATERAL  0.9%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK  0.2%
Money Market Funds  0.2%
T. Rowe Price Government Reserve Fund, 5.37%  (14)(15) 556,155 556
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 556
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH STATE STREET BANK AND TRUST COMPANY  0.7%
Money Market Funds  0.7%
T. Rowe Price Government Reserve Fund, 5.37%  (14)(15) 2,364,633 2,365
Total Investments in a Pooled Account through Securities Lending Program with State Street Bank and Trust Company 2,365
Total Securities Lending Collateral (Cost $2,921) 2,921
(Amounts in 000s, except for contracts)
OPTIONS PURCHASED  0.3%
Exchange-Traded Options Purchased 0.0%
Description Contracts
Notional
Amount $ Value
U.S. Treasury 10-Year Notes Futures, Put, 5/24/24
@ $108.00  (2) 92 9,884 101
Total Exchange-Traded Options Purchased (Cost $40) 101
OTC Options Purchased 0.3%
Counterparty Description Contracts
Notional
Amount $ Value
Bank of America
USD / CZK,
Call, 6/25/24 @
CZK23.68  (2) 1 1,125 11
Bank of America
USD / JPY,
Call, 9/5/24 @
JPY156.00  (2) 2 5,845 112

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s, except for contracts)
Counterparty Description Contracts
Notional
Amount $ Value
Bank of America
USD / JPY,
Call, 9/30/24 @
JPY156.00  (2) 1 1,005 20
Bank of America
USD / PLN,
Call, 6/25/24 @
PLN4.08  (2) 1 1,125 12
Barclays Bank
30 Year Interest
Rate Swap,
8/12/54 Pay Fixed
3.80% Annually,
Receive Variable
5.34% (SOFR)
Annually, 8/8/24 @
3.80%*  (2) 2 2,762 145
Barclays Bank
30 Year Interest
Rate Swap,
8/13/54 Pay Fixed
3.80% Annually,
Receive Variable
5.34% (SOFR)
Annually, 8/9/24 @
3.80%*  (2) 1 387 20
Barclays Bank
S&P 500 Index,
Put, 12/20/24 @
$4,700.00  (2) 7 3,525 73
Citibank
5 Year Interest
Rate Swap,
12/10/30 Receive
Fixed 2.25%
Annually, Pay
Variable 5.34%
(SOFR) Annually,
12/8/25 @
2.25%*  (2) 1 2,500 8
Citibank
EUR / CHF,
Put, 5/31/24 @
CHF0.93 (EUR)  (2) 1 1,160 —
Citibank
EUR / CHF, Put,
9/3/24 @ CHF0.92
(EUR)  (2) 1 1,157 2
Citibank
NOK / SEK,
Call, 7/16/24 @
SEK1.01 (NOK)  (2) 1 8,404 4
Citibank
USD / AUD,
Call, 8/8/24 @
USD0.62  (2) 1 1,002 4

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s, except for contracts)
Counterparty Description Contracts
Notional
Amount $ Value
Citibank
USD / CNH,
Call, 4/15/25 @
CNH7.36  (2) 1 1,265 14
Citibank
USD / EUR,
Call, 9/12/24 @
USD1.05  (2) 1 1,592 11
Goldman Sachs
30 Year Interest
Rate Swap,
8/13/54 Pay Fixed
3.80% Annually,
Receive Variable
5.34% (SOFR)
Annually, 8/9/24 @
3.80%*  (2) 1 193 10
Goldman Sachs
5 Year Interest
Rate Swap,
12/10/30 Receive
Fixed 2.00%
Annually, Pay
Variable 5.34%
(SOFR) Annually,
12/8/25 @
2.00%*  (2) 1 2,500 6
Goldman Sachs
Credit Default
Swap Protection
Sold (Relevant
Credit: Markit
CDX.NA.HY-S42,
5 Year Index,
6/20/29), Receive
5.00% Quarterly,
Pay upon credit
default, 6/20/24 @
1.07%*  (2) 1 2,000 5
Goldman Sachs
S&P 500 Index,
Put, 5/17/24 @
$4,800.00  (2) 10 5,036 9
Goldman Sachs
USD / TWD,
Call, 10/18/24 @
TWD32.75  (2) 1 763 8

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s, except for contracts)
Counterparty Description Contracts
Notional
Amount $ Value
Morgan Stanley
30 Year Interest
Rate Swap,
8/12/54 Pay Fixed
3.80% Annually,
Receive Variable
5.34% (SOFR)
Annually, 8/8/24 @
3.80%*  (2) 1 194 10
Morgan Stanley
30 Year Interest
Rate Swap,
8/13/54 Pay Fixed
3.80% Annually,
Receive Variable
5.34% (SOFR)
Annually, 8/9/24 @
3.80%*  (2) 1 387 20
Morgan Stanley
S&P 500 Index,
Put, 6/21/24 @
$4,950.00  (2) 36 18,128 226
UBS Investment Bank
S&P 500 Index,
Put, 6/21/24 @
$4,400.00  (2) 10 5,036 8
UBS Investment Bank
S&P 500 Index,
Put, 9/20/24 @
$4,600.00  (2) 5 2,518 26
Total OTC Options Purchased (Cost $671) 764
Total Options Purchased (Cost $711) 865
Total Investments in Securities
100.5% of Net Assets
(Cost $302,139) $ 312,054
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares/Par and Notional Amount are denominated in the currency of the country presented unless otherwise noted.
† Investment fund is not unitized.
* Exercise Spread
(1) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $40,990 and represents 13.2% of net assets.
(2) Non-income producing

T. ROWE PRICE Multi-Strategy Total Return Fund

.
.
.
.
.
.
.
.
.
.
(3) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(4) All or a portion of this loan is unsettled as of April 30, 2024. The interest rate for unsettled loans will be determined upon settlement after period end.
(5) See Note 2. Level 3 in fair value hierarchy.
(6) See Note 4. All or a portion of this security is on loan at April 30, 2024.
(7) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(8) Perpetual security with no stated maturity date.
(9) Security is in default or has failed to make a scheduled interest and/or principal payment.
(10) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $649 and represents 0.2% of net assets.
(11) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(12) Contingent value instrument that only pays out if a portion of the territory's
Sales and Use Tax outperforms the projections in the Oversight Board’s
Certified Fiscal Plan.
(13) Issuer is currently in a bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.
(14) Seven-day yield
(15) Affiliated Companies
(16) At April 30, 2024, all or a portion of this security is pledged as collateral and/
or margin deposit to cover future funding obligations.
1M CNH HIBOR One month CNH HIBOR (Hong Kong interbank offered rate)
1M DKK CIBOR One month DKK CIBOR (Copenhagen interbank offered rate)
1M HKD HIBOR One month HKD HIBOR (Hong Kong interbank offered rate)
1M NOK NIBOR One month NOK NIBOR (Norwegian interbank offered rate)
1M PLN WIBOR One month PLN WIBOR (Warsaw interbank offered rate)
1M SEK
STIBOR One month SEK STIBOR (Stockholm interbank offered rate)
1M TSFR One month term SOFR (Secured overnight financing rate)
1M USD LIBOR One month USD LIBOR (London interbank offered rate)
1M ZAR JIBOR One month ZAR JIBOR (Johannesburg Interbank average rate)
3M EURIBOR Three month EURIBOR (Euro interbank offered rate)

T. ROWE PRICE Multi-Strategy Total Return Fund

.
.
.
.
.
.
.
.
.
.
3M TSFR Three month term SOFR (Secured overnight financing rate)
6M CZK
PRIBOR Six month CZK PRIBOR (Prague interbank offered rate)
6M EURIBOR Six month EURIBOR (Euro interbank offered rate)
6M TSFR Six month Term SOFR (Secured overnight financing rate)
1M ADBB One month AUD bank bill
ADR American Depositary Receipts
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end.
The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
AUD Australian Dollar
BRL Brazilian Real
BRL CDI One day Brazilian interbank deposit rate
CAD Canadian Dollar
CHF Swiss Franc
CLP Chilean Peso
CMO Collateralized Mortgage Obligation
CNH Offshore China Renminbi
COP Colombian Peso
CORRA Canadian Overnight Repo Rate Average
CPI Consumer Price Index
CVA Dutch Certificate (Certificaten Van Aandelen)
CZK Czech Koruna
EGP Egyptian Pound
ESTR Euro short-term rate
ETF Exchange-Traded Fund
EUR Euro
FRN Floating Rate Note
GBP British Pound
GO General Obligation
HFA Health Facility Authority
HKD Hong Kong Dollar
HUF Hungarian Forint
IDR Indonesian Rupiah
ILS Israeli Shekel
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
MXIBTIIE Mexican Interbank 28 day interest rate
MXN Mexican Peso
MYR Malaysian Ringgit
NOK Norwegian Krone

T. ROWE PRICE Multi-Strategy Total Return Fund

.
.
.
.
.
.
.
.
.
.
NZD New Zealand Dollar
OTC Over-the-counter
PEN Peruvian New Sol
PHP Philippines Peso
PIK Payment-in-kind
PIPE Private Investment in Public Equity
PLN Polish Zloty
PTT Pass-Through Trust
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
RSD Serbian Dinar
SARON Swiss Average Rate Overnight
SEK Swedish Krona
SGD Singapore Dollar
SOFR Secured overnight financing rate
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
SONIA Sterling Overnight Index Average
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
THB Thai Baht
TONA Tokyo overnight average rate
TRY Turkish Lira
TWD Taiwan Dollar
USD U.S. Dollar
VND Vietnam Dong
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
ZAR South African Rand

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN
 (0.3)%
OTC Options Written  (0.3)%
Counterparty Description Contracts
Notional
Amount $ Value
Bank of America
USD / JPY, Call, 9/5/24 @
JPY160.00 2 5,845 (61)
Bank of America
USD / JPY, Call, 9/30/24
@ JPY160.00 1 1,005 (11)
Barclays Bank
2 Year Interest Rate Swap,
8/12/26 Pay Fixed 4.20%
Annually, Receive Variable
5.34% (SOFR) Annually,
8/8/24 @ 4.20%* 1 2,094 (26)
Barclays Bank
2 Year Interest Rate Swap,
8/13/26 Pay Fixed 4.20%
Annually, Receive Variable
5.34% (SOFR) Annually,
8/9/24 @ 4.20%* 1 3,711 (47)
Barclays Bank
S&P 500 Index, Put,
12/20/24 @ $5,300.00 3 1,511 (88)
Goldman Sachs
2 Year Interest Rate Swap,
8/13/26 Pay Fixed 4.20%
Annually, Receive Variable
5.34% (SOFR) Annually,
8/9/24 @ 4.20%* 1 1,827 (23)
Goldman Sachs
iShares iBoxx High Yield
Corporate Bond ETF, Call,
5/17/24 @ $77.00 1,838 14,022 (25)
Goldman Sachs
iShares iBoxx High Yield
Corporate Bond ETF, Put,
5/17/24 @ $77.00 548 4,181 (50)
Morgan Stanley
2 Year Interest Rate Swap,
8/12/26 Pay Fixed 4.20%
Annually, Receive Variable
5.34% (SOFR) Annually,
8/8/24 @ 4.20%* 1 1,907 (24)
Morgan Stanley
2 Year Interest Rate Swap,
8/13/26 Pay Fixed 4.20%
Annually, Receive Variable
5.34% (SOFR) Annually,
8/9/24 @ 4.20%* 1 3,711 (47)
Morgan Stanley
S&P 500 Index, Call,
6/21/24 @ $5,150.00 91 45,825 (553)
Morgan Stanley
S&P 500 Index, Put,
12/20/24 @ $5,300.00 2 1,007 (59)
Total Options Written (Premiums $(1,125)) $ (1,014)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
SWAPS (0.0)%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts) **
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS (0.0)%
Credit Default Swaps, Protection Bought (0.1)%
United States (0.1)%
Bank of America, Protection Bought
(Relevant Credit: Markit CDX.
NA.HY-S39, 5 Year Index), Pay 5.00%
Quarterly, Receive upon credit default,
12/20/27 * 157 (20) (9) (11)
Goldman Sachs, Protection Bought
(Relevant Credit: Markit CDX.
NA.HY-S39, 5 Year Index), Pay 5.00%
Quarterly, Receive upon credit default,
12/20/27 * 339 (44) (14) (30)
Goldman Sachs, Protection Bought
(Relevant Credit: Markit CDX.
NA.HY-S41, 5 Year Index), Pay 5.00%
Quarterly, Receive upon credit default,
12/20/28 * 388 (53) (17) (36)
JPMorgan Chase, Protection Bought
(Relevant Credit: Markit CDX.
NA.HY-S41, 5 Year Index), Pay 5.00%
Quarterly, Receive upon credit default,
12/20/28 * 227 (31) (7) (24)
Morgan Stanley, Protection Bought
(Relevant Credit: Markit CDX.
NA.HY-S41, 5 Year Index), Pay 5.00%
Quarterly, Receive upon credit default,
12/20/28 * 285 (39) (12) (27)
Morgan Stanley, Protection Bought
(Relevant Credit: Markit CMBX.
NA.BBB-S15, 40 Year Index), Pay 3.00%
Monthly, Receive upon credit default,
11/18/64 * 345 58 73 (15)
Morgan Stanley, Protection Bought
(Relevant Credit: Markit CMBX.
NA.BBB-S15, 40 Year Index), Pay 3.00%
Monthly, Receive upon credit default,
11/18/64 * 90 15 15 —
Total United States 29 (143)
Total Bilateral Credit Default Swaps, Protection
Bought 29 (143)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Credit Default Swaps, Protection Sold (0.0)%
Luxembourg 0.0%
JPMorgan Chase, Protection
Sold (Relevant Credit: ArcelorMittal,
Baa3*), Receive 5.00% Quarterly, Pay
upon credit default, 12/20/25 * 345 29 30 (1)
Total Luxembourg 30 (1)
Mexico (0.0)%
Morgan Stanley, Protection
Sold (Relevant Credit: Petroleos
Mexicanos, B3*), Receive 1.00%
Quarterly, Pay upon credit default,
12/20/28 (USD) * 658 (93) (130) 37
Total Mexico (130) 37
Total Bilateral Credit Default Swaps, Protection
Sold (100) 36
Total Return Swaps 0.1%
Australia (0.0)%
Citibank, Pay Underlying Reference:
Cochlear Monthly, Receive Variable
3.895% (1M ADBB + (0.40)%) Monthly,
1/20/26 390 1 — 1
Citibank, Pay Underlying Reference:
Commonwealth Bank of Australia
Monthly, Receive Variable 3.895% (1M
ADBB + (0.40)%) Monthly, 1/20/26 623 13 — 13
Citibank, Pay Underlying Reference:
Fortescue Monthly, Receive Variable
3.895% (1M ADBB + (0.40)%) Monthly,
1/17/26 491 (14) — (14)
Citibank, Pay Underlying Reference: IDP
Education Monthly, Receive Variable
3.895% (1M ADBB + (0.40)%) Monthly,
1/20/26 897 18 — 18
Citibank, Pay Underlying Reference:
Suncorp Group Monthly, Receive
Variable 3.895% (1M ADBB + (0.40)%)
Monthly, 1/17/26 834 (8) — (8)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Citibank, Pay Underlying Reference:
Telstra Group Monthly, Receive Variable
3.910% (1M ADBB + (0.40)%) Monthly,
1/20/26 580 (1) — (1)
Citibank, Receive Underlying Reference:
Insurance Australia Group Monthly, Pay
Variable 4.695% (1M ADBB + 0.40%)
Monthly, 1/17/26 669 (2) — (2)
Citibank, Receive Underlying Reference:
Orica Monthly, Pay Variable 4.695% (1M
ADBB + 0.40%) Monthly, 1/20/26 769 4 — 4
Morgan Stanley, Pay Underlying
Reference: WiseTech Global Monthly,
Receive Variable 3.902% (1M ADBB +
(0.40)%) Monthly, 1/20/26 575 (14) — (14)
Morgan Stanley, Receive Underlying
Reference: Brambles Monthly, Pay
Variable 4.863% (1M ADBB + 0.55%)
Monthly, 1/20/26 385 (5) (1) (4)
Morgan Stanley, Receive Underlying
Reference: Westpac Banking Monthly,
Pay Variable 4.852% (1M ADBB +
0.55%) Monthly, 1/20/26 417 (3) — (3)
Total Australia (1) (10)
Austria (0.0)%
Citibank, Pay Underlying Reference:
Erste Group Bank Monthly, Receive
Variable 3.613% (EUR ESTR + (0.30)%)
Monthly, 1/17/26 587 (16) — (16)
Morgan Stanley, Receive Underlying
Reference: OMV Monthly, Pay Variable
4.261% (EUR ESTR + 0.35%) Monthly,
1/20/26 520 2 — 2
Total Austria — (14)
Belgium 0.0%
Bank of America, Receive Underlying
Reference: Azelis Group Monthly, Pay
Variable 4.261% (EUR ESTR + 0.35%)
Monthly, 1/20/26 258 24 — 24
Goldman Sachs, Receive Underlying
Reference: Warehouses De Pauw
Monthly, Pay Variable 4.311% (EUR
ESTR + 0.40%) Monthly, 1/20/26 239 5 — 5

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
JPMorgan Chase, Receive Underlying
Reference: UCB Monthly, Pay Variable
4.261% (EUR ESTR + 0.35%) Monthly,
1/20/26 271 12 — 12
Total Belgium — 41
Bermuda 0.0%
Bank of America, Receive Underlying
Reference: James River Group Holdings
Monthly, Pay Variable 5.596% (SOFR +
0.30%) Monthly, 1/21/26 101 3 — 3
Goldman Sachs, Receive Underlying
Reference: Norwegian Cruise Line
Holdings Monthly, Pay Variable 5.596%
(SOFR + 0.30%) Monthly, 1/18/26 236 21 — 21
Morgan Stanley, Receive Underlying
Reference: RenaissanceRe Holdings
Monthly, Pay Variable 5.696% (SOFR +
0.40%) Monthly, 1/21/26 413 10 — 10
Total Bermuda — 34
Brazil (0.0)%
Bank of America, Receive Underlying
Reference: Localiza Rent a Car Monthly,
Pay Variable 5.646% (SOFR + 0.35%)
Monthly, 1/21/26 186 (6) — (6)
Morgan Stanley, Receive Underlying
Reference: B3 Monthly, Pay Variable
5.746% (SOFR + 0.45%) Monthly,
1/21/26 215 (14) — (14)
Total Brazil — (20)
Canada (0.0)%
Bank of America, Pay Underlying
Reference: CGI Monthly, Receive
Variable 4.906% (CORRA + (0.10)%)
Monthly, 1/17/26 760 11 — 11
Bank of America, Receive Underlying
Reference: Canadian National Railway
Monthly, Pay Variable 5.596% (SOFR +
0.30%) Monthly, 1/18/26 353 (21) — (21)
Bank of America, Receive Underlying
Reference: Celestica Monthly, Pay
Variable 5.596% (SOFR + 0.30%)
Monthly, 1/21/26 228 (6) — (6)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Bank of America, Receive Underlying
Reference: Franco-Nevada Monthly,
Pay Variable 5.506% (CORRA + 0.50%)
Monthly, 1/20/26 682 15 — 15
Goldman Sachs, Pay Underlying
Reference: Bank of Montreal Monthly,
Receive Variable 4.706% (CORRA +
(0.30)%) Monthly, 1/17/26 286 6 — 6
Goldman Sachs, Pay Underlying
Reference: Barrick Gold Monthly,
Receive Variable 4.706% (CORRA +
(0.30)%) Monthly, 1/17/26 546 19 — 19
Goldman Sachs, Pay Underlying
Reference: Brookfield Asset
Management, Class A Monthly, Receive
Variable 4.706% (CORRA + (0.30)%)
Monthly, 1/17/26 438 4 — 4
Goldman Sachs, Pay Underlying
Reference: Toronto-Dominion Bank
Monthly, Receive Variable 4.706%
(CORRA + (0.30)%) Monthly, 1/17/26 1,535 (51) — (51)
Goldman Sachs, Receive Underlying
Reference: BRP Monthly, Pay Variable
5.306% (CORRA + 0.30%) Monthly,
1/20/26 338 (12) — (12)
Goldman Sachs, Receive Underlying
Reference: Interfor Monthly, Pay Variable
5.306% (CORRA + 0.30%) Monthly,
1/20/26 495 (11) — (11)
Goldman Sachs, Receive Underlying
Reference: Shopify, Class A Monthly,
Pay Variable 5.306% (CORRA + 0.30%)
Monthly, 1/20/26 1,143 17 — 17
Goldman Sachs, Receive Underlying
Reference: Suncor Energy Monthly,
Pay Variable 5.306% (CORRA + 0.30%)
Monthly, 1/17/26 1,037 17 — 17
Morgan Stanley, Pay Underlying
Reference: Agnico Eagle Mines Monthly,
Receive Variable 4.606% (CORRA +
(0.40)%) Monthly, 1/20/26 756 (15) — (15)
Morgan Stanley, Pay Underlying
Reference: Bank of Montreal Monthly,
Receive Variable 4.606% (CORRA +
(0.40)%) Monthly, 1/20/26 127 2 — 2

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Pay Underlying
Reference: Lundin Mining Monthly,
Receive Variable 4.607% (CORRA +
(0.40)%) Monthly, 1/20/26 1,424 (17) — (17)
Morgan Stanley, Pay Underlying
Reference: Sun Life Financial Monthly,
Receive Variable 4.606% (CORRA +
(0.40)%) Monthly, 1/20/26 3,320 (6) — (6)
Morgan Stanley, Receive Underlying
Reference: Canadian Apartment
Properties REIT Monthly, Pay Variable
5.556% (CORRA + 0.55%) Monthly,
1/20/26 675 (6) — (6)
Morgan Stanley, Receive Underlying
Reference: First Quantum Minerals
Monthly, Pay Variable 5.550% (CORRA
+ 0.55%) Monthly, 1/20/26 362 (8) — (8)
Morgan Stanley, Receive Underlying
Reference: Nuvei Monthly, Pay Variable
5.696% (SOFR + 0.40%) Monthly,
1/21/26 535 (2) — (2)
Total Canada — (64)
Cayman Islands 0.0%
Citibank, Receive Underlying Reference:
BeiGene Monthly, Pay Variable 5.725%
(SOFR + 0.42%) Monthly, 1/21/26 85 2 — 2
Goldman Sachs, Receive Underlying
Reference: Li Auto Monthly, Pay Variable
5.596% (SOFR + 0.30%) Monthly,
1/21/26 330 (27) — (27)
JPMorgan Chase, Receive Underlying
Reference: Sea Monthly, Pay Variable
5.646% (SOFR + 0.35%) Monthly,
1/21/26 278 55 — 55
Morgan Stanley, Receive Underlying
Reference: NU Holdings, Class A
Monthly, Pay Variable 5.696% (SOFR +
0.40%) Monthly, 1/21/26 163 (2) — (2)
Morgan Stanley, Receive Underlying
Reference: Structure Therapeutics
Monthly, Pay Variable 5.696% (SOFR +
0.40%) Monthly, 1/21/26 43 2 — 2
Total Cayman Islands — 30

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
China 0.0%
UBS Investment Bank, Receive
Underlying Reference: Hangzhou
Huawang New Material Technology,
Class A Monthly, Pay Variable 5.029%
(1M CNH HIBOR + 0.75%) Monthly,
1/17/26 1,117 8 — 8
UBS Investment Bank, Receive
Underlying Reference: Sany Heavy
Industry, Class A Monthly, Pay Variable
5.029% (1M CNH HIBOR + 0.75%)
Monthly, 1/21/26 1,422 16 — 16
Total China — 24
Curacao (0.0)%
Goldman Sachs, Receive Underlying
Reference: Schlumberger Monthly,
Pay Variable 5.596% (SOFR + 0.30%)
Monthly, 1/21/26 148 (12) — (12)
Total Curacao — (12)
Cyprus 0.0%
UBS Investment Bank, Receive
Underlying Reference: TCS Group
Holdings Monthly, Pay Variable 5.655%
(SOFR + 0.35%) Monthly, 1/18/26 — — — —
Total Cyprus — —
Denmark 0.0%
Goldman Sachs, Receive Underlying
Reference: Novo Nordisk, Class B
Monthly, Pay Variable 4.207% (1M DKK
CIBOR + 0.35%) Monthly, 1/17/26 2,507 9 — 9
Total Denmark — 9
Finland 0.0%
Citibank, Pay Underlying Reference:
Stora Enso, Class R Monthly, Receive
Variable 3.608% (EUR ESTR + (0.30)%)
Monthly, 1/20/26 242 5 — 5
Total Finland — 5

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
France (0.0)%
Bank of America, Receive Underlying
Reference: Legrand Monthly, Pay
Variable 4.261% (EUR ESTR + 0.35%)
Monthly, 1/17/26 267 4 — 4
Goldman Sachs, Receive Underlying
Reference: AXA Monthly, Pay Variable
4.311% (EUR ESTR + 0.40%) Monthly,
1/17/26 711 5 — 5
Goldman Sachs, Receive Underlying
Reference: LVMH Moet Hennessy Louis
Vuitton Monthly, Pay Variable 4.311%
(EUR ESTR + 0.40%) Monthly, 1/20/26 447 (13) — (13)
Goldman Sachs, Receive Underlying
Reference: Remy Cointreau Monthly,
Pay Variable 4.311% (EUR ESTR +
0.40%) Monthly, 1/20/26 321 (1) — (1)
Morgan Stanley, Pay Underlying
Reference: BNP Paribas Monthly,
Receive Variable 3.561% (EUR ESTR +
(0.35)%) Monthly, 1/20/26 1,154 (33) — (33)
Morgan Stanley, Pay Underlying
Reference: Orange Monthly, Receive
Variable 3.561% (EUR ESTR + (0.35)%)
Monthly, 1/20/26 632 (3) — (3)
Morgan Stanley, Pay Underlying
Reference: Unibail-Rodamco-Westfield
Monthly, Receive Variable 3.561% (EUR
ESTR + (0.35)%) Monthly, 1/20/26 361 (24) — (24)
Morgan Stanley, Receive Underlying
Reference: Remy Cointreau Monthly,
Pay Variable 4.261% (EUR ESTR +
0.35%) Monthly, 1/20/26 301 (1) — (1)
Total France — (66)
Germany (0.0)%
Goldman Sachs, Receive Underlying
Reference: Allianz Monthly, Pay Variable
4.311% (EUR ESTR + 0.40%) Monthly,
1/20/26 1,017 8 — 8
Goldman Sachs, Receive Underlying
Reference: Deutsche Telekom Monthly,
Pay Variable 4.311% (EUR ESTR +
0.40%) Monthly, 1/20/26 1,128 18 — 18

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Goldman Sachs, Receive Underlying
Reference: Siemens Healthineers
Monthly, Pay Variable 4.311% (EUR
ESTR + 0.40%) Monthly, 1/20/26 698 (21) — (21)
JPMorgan Chase, Receive Underlying
Reference: Hannover Rueck Monthly,
Pay Variable 4.261% (EUR ESTR +
0.35%) Monthly, 1/20/26 239 (2) — (2)
JPMorgan Chase, Receive Underlying
Reference: Infineon Technologies
Monthly, Pay Variable 4.261% (EUR
ESTR + 0.35%) Monthly, 1/20/26 485 5 — 5
Morgan Stanley, Pay Underlying
Reference: Brenntag Monthly, Receive
Variable 3.561% (EUR ESTR + (0.35)%)
Monthly, 1/20/26 933 14 — 14
Morgan Stanley, Pay Underlying
Reference: Deutsche Boerse Monthly,
Receive Variable 3.561% (EUR ESTR +
(0.35)%) Monthly, 1/20/26 459 25 — 25
Morgan Stanley, Pay Underlying
Reference: Fresenius Medical Care
Monthly, Receive Variable 3.561% (EUR
ESTR + (0.35)%) Monthly, 1/20/26 665 (83) — (83)
Morgan Stanley, Receive Underlying
Reference: SAP Monthly, Pay Variable
4.261% (EUR ESTR + 0.35%) Monthly,
1/20/26 855 (12) — (12)
Morgan Stanley, Receive Underlying
Reference: Volkswagen Monthly, Pay
Variable 4.261% (EUR ESTR + 0.35%)
Monthly, 1/20/26 264 (25) — (25)
Total Germany — (73)
Hong Kong 0.0%
UBS Investment Bank, Receive
Underlying Reference: AIA Group
Monthly, Pay Variable 4.636% (1M HKD
HIBOR + 0.35%) Monthly, 1/20/26 2,848 47 — 47
UBS Investment Bank, Receive
Underlying Reference: AIA Group
Monthly, Pay Variable 4.728% (1M HKD
HIBOR + 0.35%) Monthly, 1/17/26 3,975 52 — 52
Total Hong Kong — 99

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
India 0.0%
Morgan Stanley, Receive Underlying
Reference: ICICI Bank Monthly, Pay
Variable 5.696% (SOFR + 0.40%)
Monthly, 1/21/26 143 11 — 11
Total India — 11
Indonesia (0.0)%
Bank of America, Receive Underlying
Reference: Bank Central Asia Monthly,
Pay Variable 5.596% (SOFR + 0.30%)
Monthly, 1/21/26 129 (1) — (1)
Total Indonesia — (1)
Ireland 0.0%
Citibank, Pay Underlying Reference:
Aon, Class A Monthly, Receive Variable
5.125% (SOFR + (0.18)%) Monthly,
1/18/26 394 47 — 47
Citibank, Pay Underlying Reference:
Smurfit Kappa Group Monthly, Receive
Variable 4.934% (GBP SONIA +
(0.272)%) Monthly, 1/20/26 (GBP) 1,640 30 — 30
Citibank, Receive Underlying Reference:
Medtronic Monthly, Pay Variable 5.725%
(SOFR + 0.42%) Monthly, 1/18/26 558 (20) — (20)
Morgan Stanley, Pay Underlying
Reference: Bank of Ireland Group
Monthly, Receive Variable 3.561% (EUR
ESTR + (0.35)%) Monthly, 1/20/26 290 (10) — (10)
Morgan Stanley, Pay Underlying
Reference: James Hardie Industries
Monthly, Receive Variable 3.427% (1M
ADBB + (0.50)%) Monthly, 1/20/26
(AUD) 362 11 — 11
Morgan Stanley, Receive Underlying
Reference: Accenture, Class A Monthly,
Pay Variable 5.696% (SOFR + 0.40%)
Monthly, 1/21/26 681 (26) — (26)
Morgan Stanley, Receive Underlying
Reference: Linde Monthly, Pay Variable
5.696% (SOFR + 0.40%) Monthly,
1/21/26 1,341 (15) — (15)
Total Ireland — 17

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Israel (0.0)%
Morgan Stanley, Pay Underlying
Reference: Monday.com Monthly,
Receive Variable 5.076% (SOFR +
(0.20)%) Monthly, 1/21/26 171 (6) — (6)
Morgan Stanley, Pay Underlying
Reference: Monday.com Monthly,
Receive Variable 5.096% (SOFR +
(0.20)%) Monthly, 1/21/26 862 (22) — (22)
Total Israel — (28)
Italy 0.0%
Goldman Sachs, Pay Underlying
Reference: Snam Monthly, Receive
Variable 3.641% (EUR ESTR + (0.27)%)
Monthly, 1/17/26 642 (6) — (6)
Goldman Sachs, Receive Underlying
Reference: Enel Monthly, Pay Variable
4.311% (EUR ESTR + 0.40%) Monthly,
1/17/26 298 17 — 17
Goldman Sachs, Receive Underlying
Reference: Intesa Sanpaolo Monthly,
Pay Variable 4.311% (EUR ESTR +
0.40%) Monthly, 1/17/26 502 31 — 31
JPMorgan Chase, Receive Underlying
Reference: FinecoBank Banca Fineco
Monthly, Pay Variable 4.261% (EUR
ESTR + 0.35%) Monthly, 1/20/26 812 20 — 20
Morgan Stanley, Receive Underlying
Reference: UniCredit Monthly, Pay
Variable 4.261% (EUR ESTR + 0.35%)
Monthly, 1/20/26 523 3 — 3
Total Italy — 65
Japan 0.1%
Citibank, Receive Underlying Reference:
Sompo Holdings Monthly, Pay Variable
0.457% (JPY TONA + 0.38%) Monthly,
1/20/26 41,855 (1) — (1)
Citibank, Receive Underlying Reference:
Tokio Marine Holdings Monthly, Pay
Variable 0.457% (JPY TONA + 0.38%)
Monthly, 1/20/26 41,795 17 — 17

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Citigroup Global Markets, Pay
Underlying Reference: Suzuki Motor
Monthly, Receive Variable (0.343)%
(JPY TONA + (0.42)%) Monthly, 1/17/26 42,940 (5) — (5)
Citigroup Global Markets, Receive
Underlying Reference: Kao Monthly, Pay
Variable 0.457% (JPY TONA + 0.38%)
Monthly, 1/17/26 49,248 19 — 19
Citigroup Global Markets, Receive
Underlying Reference: Sanrio Monthly,
Pay Variable 0.457% (JPY TONA +
0.38%) Monthly, 1/20/26 40,865 (30) — (30)
Citigroup Global Markets, Receive
Underlying Reference: Sumitomo Mitsui
Trust Holdings Monthly, Pay Variable
0.460% (JPY TONA + 0.38%) Monthly,
1/20/26 78,656 11 — 11
Morgan Stanley, Pay Underlying
Reference: Astellas Pharma Monthly,
Receive Variable (0.343)% (JPY TONA +
(0.42)%) Monthly, 1/20/26 204,898 (94) — (94)
Morgan Stanley, Pay Underlying
Reference: Bridgestone Monthly,
Receive Variable (0.343)% (JPY TONA +
(0.42)%) Monthly, 1/20/26 177,683 (37) — (37)
Morgan Stanley, Pay Underlying
Reference: Honda Motor Monthly,
Receive Variable (0.343)% (JPY TONA +
(0.42)%) Monthly, 1/20/26 135,222 3 — 3
Morgan Stanley, Pay Underlying
Reference: Hoya Monthly, Receive
Variable (0.343)% (JPY TONA +
(0.42)%) Monthly, 1/20/26 134,458 (76) — (76)
Morgan Stanley, Pay Underlying
Reference: Isuzu Motors Monthly,
Receive Variable (0.343)% (JPY TONA +
(0.42)%) Monthly, 1/20/26 48,831 (5) — (5)
Morgan Stanley, Pay Underlying
Reference: ITOCHU Monthly, Receive
Variable (0.343)% (JPY TONA +
(0.42)%) Monthly, 1/20/26 121,935 (46) — (46)
Morgan Stanley, Pay Underlying
Reference: Kirin Holdings Monthly,
Receive Variable (0.343)% (JPY TONA +
(0.42)%) Monthly, 1/20/26 44,380 (10) — (10)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Pay Underlying
Reference: Lasertec Monthly, Receive
Variable (0.343)% (JPY TONA +
(0.42)%) Monthly, 1/20/26 101,232 115 — 115
Morgan Stanley, Pay Underlying
Reference: M3 Monthly, Receive
Variable (0.343)% (JPY TONA +
(0.42)%) Monthly, 1/20/26 37,475 25 — 25
Morgan Stanley, Pay Underlying
Reference: MINEBEA MITSUMI Monthly,
Receive Variable (0.343)% (JPY TONA +
(0.42)%) Monthly, 1/20/26 148,305 (70) — (70)
Morgan Stanley, Pay Underlying
Reference: Mitsubishi Monthly, Receive
Variable (0.343)% (JPY TONA +
(0.42)%) Monthly, 1/20/26 210,772 (12) — (12)
Morgan Stanley, Pay Underlying
Reference: Nissan Motor Monthly,
Receive Variable (0.343)% (JPY TONA +
(0.42)%) Monthly, 1/20/26 302,081 (99) — (99)
Morgan Stanley, Pay Underlying
Reference: Oriental Land Monthly,
Receive Variable (0.343)% (JPY TONA +
(0.42)%) Monthly, 1/20/26 71,567 36 — 36
Morgan Stanley, Pay Underlying
Reference: Sumitomo Mitsui Financial
Group Monthly, Receive Variable
(0.340)% (JPY TONA + (0.42)%)
Monthly, 1/20/26 228,534 (31) — (31)
Morgan Stanley, Pay Underlying
Reference: Toray Industries Monthly,
Receive Variable (0.343)% (JPY TONA +
(0.42)%) Monthly, 1/20/26 46,431 2 — 2
Morgan Stanley, Pay Underlying
Reference: Yakult Honsha Monthly,
Receive Variable (0.343)% (JPY TONA +
(0.42)%) Monthly, 1/20/26 36,088 (12) — (12)
Morgan Stanley, Pay Underlying
Reference: Yamaha Monthly, Receive
Variable (0.343)% (JPY TONA +
(0.42)%) Monthly, 1/20/26 46,901 (19) — (19)
Morgan Stanley, Receive Underlying
Reference: CyberAgent Monthly, Pay
Variable 0.607% (JPY TONA + 0.53%)
Monthly, 1/20/26 47,220 (16) — (16)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Receive Underlying
Reference: Daiichi Sankyo Monthly, Pay
Variable 0.607% (JPY TONA + 0.53%)
Monthly, 1/20/26 50,627 58 — 58
Morgan Stanley, Receive Underlying
Reference: Hamamatsu Photonics
Monthly, Pay Variable 0.607% (JPY
TONA + 0.53%) Monthly, 1/20/26 112,464 21 — 21
Morgan Stanley, Receive Underlying
Reference: Istyle Monthly, Pay Variable
0.607% (JPY TONA + 0.53%) Monthly,
1/20/26 36,630 18 — 18
Morgan Stanley, Receive Underlying
Reference: MISUMI Group Monthly, Pay
Variable 0.607% (JPY TONA + 0.53%)
Monthly, 1/20/26 87,318 70 — 70
Morgan Stanley, Receive Underlying
Reference: Mitsubishi Chemical Group
Monthly, Pay Variable 0.607% (JPY
TONA + 0.53%) Monthly, 1/20/26 63,136 4 — 4
Morgan Stanley, Receive Underlying
Reference: Mitsubishi Electric Monthly,
Pay Variable 0.607% (JPY TONA +
0.53%) Monthly, 1/20/26 85,606 47 — 47
Morgan Stanley, Receive Underlying
Reference: Mitsubishi Estate Monthly,
Pay Variable 0.607% (JPY TONA +
0.53%) Monthly, 1/20/26 21,949 (1) — (1)
Morgan Stanley, Receive Underlying
Reference: Mitsubishi UFJ Financial
Group Monthly, Pay Variable 0.607%
(JPY TONA + 0.53%) Monthly, 1/20/26 40,243 2 — 2
Morgan Stanley, Receive Underlying
Reference: Mitsubishi UFJ Financial
Group Monthly, Pay Variable 0.610%
(JPY TONA + 0.53%) Monthly, 1/20/26 39,452 5 — 5
Morgan Stanley, Receive Underlying
Reference: Mitsui Fudosan Monthly, Pay
Variable 0.607% (JPY TONA + 0.53%)
Monthly, 1/20/26 76,471 (19) — (19)
Morgan Stanley, Receive Underlying
Reference: Murata Manufacturing
Monthly, Pay Variable 0.607% (JPY
TONA + 0.53%) Monthly, 1/20/26 72,689 24 — 24

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Receive Underlying
Reference: Nintendo Monthly, Pay
Variable 0.607% (JPY TONA + 0.53%)
Monthly, 1/20/26 88,949 11 — 11
Morgan Stanley, Receive Underlying
Reference: Nippon Sanso Holdings
Monthly, Pay Variable 0.607% (JPY
TONA + 0.53%) Monthly, 1/20/26 93,129 30 — 30
Morgan Stanley, Receive Underlying
Reference: Nitori Holdings Monthly, Pay
Variable 0.607% (JPY TONA + 0.53%)
Monthly, 1/20/26 48,636 (24) — (24)
Morgan Stanley, Receive Underlying
Reference: Olympus Monthly, Pay
Variable 0.607% (JPY TONA + 0.53%)
Monthly, 1/20/26 88,415 7 — 7
Morgan Stanley, Receive Underlying
Reference: Recruit Holdings Monthly,
Pay Variable 0.607% (JPY TONA +
0.53%) Monthly, 1/20/26 58,265 8 — 8
Morgan Stanley, Receive Underlying
Reference: Resona Holdings Monthly,
Pay Variable 0.610% (JPY TONA +
0.53%) Monthly, 1/20/26 79,384 7 — 7
Morgan Stanley, Receive Underlying
Reference: Sanrio Monthly, Pay Variable
0.607% (JPY TONA + 0.53%) Monthly,
1/20/26 65,650 (23) — (23)
Morgan Stanley, Receive Underlying
Reference: Shionogi Monthly, Pay
Variable 0.607% (JPY TONA + 0.53%)
Monthly, 1/20/26 202,636 24 — 24
Morgan Stanley, Receive Underlying
Reference: Shiseido Monthly, Pay
Variable 0.607% (JPY TONA + 0.53%)
Monthly, 1/20/26 83,169 (4) — (4)
Morgan Stanley, Receive Underlying
Reference: SMC Monthly, Pay Variable
0.607% (JPY TONA + 0.53%) Monthly,
1/20/26 168,440 (1) — (1)
Morgan Stanley, Receive Underlying
Reference: SoftBank Group Monthly,
Pay Variable 0.607% (JPY TONA +
0.53%) Monthly, 1/20/26 47,435 (14) — (14)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Receive Underlying
Reference: SUMCO Monthly, Pay
Variable 0.607% (JPY TONA + 0.53%)
Monthly, 1/20/26 140,079 (89) — (89)
Morgan Stanley, Receive Underlying
Reference: Suntory Beverage & Food
Monthly, Pay Variable 0.607% (JPY
TONA + 0.53%) Monthly, 1/20/26 47,601 (3) — (3)
Morgan Stanley, Receive Underlying
Reference: Taiheiyo Cement Monthly,
Pay Variable 0.607% (JPY TONA +
0.53%) Monthly, 1/20/26 29,837 5 — 5
Morgan Stanley, Receive Underlying
Reference: Terumo Monthly, Pay
Variable 0.607% (JPY TONA + 0.53%)
Monthly, 1/20/26 37,778 11 — 11
Morgan Stanley, Receive Underlying
Reference: Tokyo Seimitsu Monthly, Pay
Variable 0.607% (JPY TONA + 0.53%)
Monthly, 1/20/26 53,475 (30) — (30)
Morgan Stanley, Receive Underlying
Reference: Toyota Motor Monthly, Pay
Variable 0.607% (JPY TONA + 0.53%)
Monthly, 1/20/26 206,432 (34) — (34)
Morgan Stanley, Receive Underlying
Reference: Welcia Holdings Monthly,
Pay Variable 0.607% (JPY TONA +
0.53%) Monthly, 1/20/26 128,268 7 — 7
UBS Investment Bank, Pay Underlying
Reference: Sumitomo Electric Industries
Monthly, Receive Variable (0.302)%
(JPY TONA + (0.40)%) Monthly, 1/17/26 62,578 (25) — (25)
UBS Investment Bank, Pay Underlying
Reference: Unicharm Monthly, Receive
Variable (0.273)% (JPY TONA +
(0.35)%) Monthly, 1/20/26 132,385 (24) — (24)
UBS Investment Bank, Receive
Underlying Reference: Harmonic Drive
Systems Monthly, Pay Variable 0.427%
(JPY TONA + 0.35%) Monthly, 1/20/26 35,068 1 — 1
UBS Investment Bank, Receive
Underlying Reference: Hoshizaki
Monthly, Pay Variable 0.427% (JPY
TONA + 0.35%) Monthly, 1/17/26 76,857 (14) — (14)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
UBS Investment Bank, Receive
Underlying Reference: Keyence Monthly,
Pay Variable 0.427% (JPY TONA +
0.35%) Monthly, 1/20/26 183,204 90 — 90
UBS Investment Bank, Receive
Underlying Reference: Taiheiyo Cement
Monthly, Pay Variable 0.427% (JPY
TONA + 0.35%) Monthly, 1/17/26 127,018 23 — 23
UBS Investment Bank, Receive
Underlying Reference: Taiyo Yuden
Monthly, Pay Variable 0.427% (JPY
TONA + 0.35%) Monthly, 1/20/26 118,515 45 — 45
UBS Investment Bank, Receive
Underlying Reference: Tokyo Electron
Monthly, Pay Variable 0.427% (JPY
TONA + 0.35%) Monthly, 1/20/26 60,256 (24) — (24)
Total Japan — (146)
Jersey 0.0%
Goldman Sachs, Receive Underlying
Reference: WPP Monthly, Pay Variable
5.584% (GBP SONIA + 0.38%) Monthly,
1/20/26 1,093 75 — 75
Morgan Stanley, Pay Underlying
Reference: Glencore Monthly, Receive
Variable 4.890% (GBP SONIA +
(0.31)%) Monthly, 1/20/26 398 4 — 4
Total Jersey — 79
Liberia 0.0%
Morgan Stanley, Receive Underlying
Reference: Royal Caribbean Cruises
Monthly, Pay Variable 5.696% (SOFR +
0.40%) Monthly, 1/21/26 297 28 — 28
Total Liberia — 28
Luxembourg (0.0)%
Goldman Sachs, Receive Underlying
Reference: Tenaris Monthly, Pay
Variable 4.311% (EUR ESTR + 0.40%)
Monthly, 1/17/26 306 (45) — (45)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Receive Underlying
Reference: Globant Monthly, Pay
Variable 5.696% (SOFR + 0.40%)
Monthly, 1/21/26 418 (26) — (26)
Total Luxembourg — (71)
Mexico 0.0%
Morgan Stanley, Receive Underlying
Reference: Controladora AXTEL
Monthly, Pay Variable 11.795%
(MXIBTIIE + 0.55%) Monthly, 1/20/26 110 1 — 1
Total Mexico — 1
Netherlands (0.1)%
Bank of America, Receive Underlying
Reference: Airbus Monthly, Pay Variable
4.261% (EUR ESTR + 0.35%) Monthly,
1/17/26 578 (35) — (35)
Bank of America, Receive Underlying
Reference: IMCD Monthly, Pay Variable
4.261% (EUR ESTR + 0.35%) Monthly,
1/20/26 242 (22) — (22)
Bank of America, Receive Underlying
Reference: ING Groep Monthly, Pay
Variable 4.261% (EUR ESTR + 0.35%)
Monthly, 1/20/26 572 17 — 17
Goldman Sachs, Receive Underlying
Reference: Heineken Monthly, Pay
Variable 4.311% (EUR ESTR + 0.40%)
Monthly, 1/17/26 178 9 — 9
Goldman Sachs, Receive Underlying
Reference: NN Group Monthly, Pay
Variable 4.311% (EUR ESTR + 0.40%)
Monthly, 1/20/26 638 (2) — (2)
JPMorgan Chase, Pay Underlying
Reference: AerCap Holdings Monthly,
Receive Variable 5.046% (SOFR +
(0.25)%) Monthly, 1/21/26 279 (6) — (6)
JPMorgan Chase, Pay Underlying
Reference: STMicroelectronics Monthly,
Receive Variable 3.561% (EUR ESTR +
(0.35)%) Monthly, 1/20/26 435 15 — 15

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
JPMorgan Chase, Receive Underlying
Reference: ASML Holding Monthly, Pay
Variable 4.258% (EUR ESTR + 0.35%)
Monthly, 1/20/26 206 — — —
Morgan Stanley, Pay Underlying
Reference: NXP Semiconductors
Monthly, Receive Variable 5.096%
(SOFR + (0.20)%) Monthly, 1/21/26 737 (82) — (82)
UBS Investment Bank, Receive
Underlying Reference: Adyen Monthly,
Pay Variable 4.263% (EUR ESTR +
0.35%) Monthly, 1/20/26 290 (77) — (77)
UBS Investment Bank, Receive
Underlying Reference: ASR Nederland
Monthly, Pay Variable 4.263% (EUR
ESTR + 0.35%) Monthly, 1/20/26 441 10 — 10
Total Netherlands — (173)
New Zealand 0.0%
Morgan Stanley, Receive Underlying
Reference: Xero Monthly, Pay Variable
4.852% (1M ADBB + 0.55%) Monthly,
1/20/26 (AUD) 459 5 — 5
Total New Zealand — 5
Norway 0.0%
Citibank, Pay Underlying Reference:
Aker Monthly, Receive Variable 4.270%
(1M NOK NIBOR + (0.35)%) Monthly,
1/20/26 10,223 19 — 19
Citibank, Pay Underlying Reference:
Aker Monthly, Receive Variable 4.280%
(1M NOK NIBOR + (0.35)%) Monthly,
1/20/26 2,448 12 — 12
Goldman Sachs, Receive Underlying
Reference: Equinor Monthly, Pay
Variable 4.980% (1M NOK NIBOR +
0.35%) Monthly, 1/20/26 5,782 (11) — (11)
Morgan Stanley, Pay Underlying
Reference: Norsk Hydro Monthly,
Receive Variable 4.270% (1M NOK
NIBOR + (0.35)%) Monthly, 1/20/26 8,889 (1) — (1)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
UBS Investment Bank, Receive
Underlying Reference: Storebrand
Monthly, Pay Variable 4.970% (1M NOK
NIBOR + 0.35%) Monthly, 1/17/26 5,990 64 — 64
Total Norway — 83
Poland (0.0)%
Goldman Sachs, Receive Underlying
Reference: Pepco Group Monthly, Pay
Variable 6.240% (1M PLN WIBOR +
0.40%) Monthly, 1/20/26 887 (3) — (3)
Total Poland — (3)
Portugal 0.1%
Morgan Stanley, Receive Underlying
Reference: Galp Energia SGPS Monthly,
Pay Variable 4.261% (EUR ESTR +
0.35%) Monthly, 1/20/26 322 84 — 84
Morgan Stanley, Receive Underlying
Reference: Jeronimo Martins SGPS
Monthly, Pay Variable 4.261% (EUR
ESTR + 0.35%) Monthly, 1/20/26 356 26 — 26
Total Portugal — 110
South Korea (0.0)%
Morgan Stanley, Receive Underlying
Reference: Samsung Electronics
Monthly, Pay Variable 6.146% (SOFR +
0.85%) Monthly, 1/21/26 150 (8) — (8)
Morgan Stanley, Receive Underlying
Reference: SK Hynix Monthly, Pay
Variable 6.146% (SOFR + 0.85%)
Monthly, 1/21/26 159 (12) — (12)
Total South Korea — (20)
Sweden (0.0)%
Citibank, Pay Underlying Reference: H
& M Hennes & Mauritz, Class B Monthly,
Receive Variable 3.531% (1M SEK
STIBOR + (0.50)%) Monthly, 1/20/26 5,487 (30) — (30)
Goldman Sachs, Receive Underlying
Reference: Hexagon, Class B Monthly,
Pay Variable 4.360% (1M SEK STIBOR
+ 0.35%) Monthly, 1/20/26 2,853 (14) — (14)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Goldman Sachs, Receive Underlying
Reference: Svenska Cellulosa, Class B
Monthly, Pay Variable 4.360% (1M SEK
STIBOR + 0.35%) Monthly, 1/17/26 5,607 20 — 20
JPMorgan Chase, Receive Underlying
Reference: Boliden Monthly, Pay
Variable 4.410% (1M SEK STIBOR +
0.40%) Monthly, 1/20/26 2,380 15 — 15
Morgan Stanley, Pay Underlying
Reference: SKF, Class B Monthly,
Receive Variable 3.660% (1M SEK
STIBOR + (0.35)%) Monthly, 1/20/26 3,227 (10) — (10)
Morgan Stanley, Receive Underlying
Reference: Kinnevik, Class B Monthly,
Pay Variable 4.336% (1M SEK STIBOR
+ 0.35%) Monthly, 1/20/26 805 4 — 4
Morgan Stanley, Receive Underlying
Reference: Kinnevik, Class B Monthly,
Pay Variable 4.360% (1M SEK STIBOR
+ 0.35%) Monthly, 1/20/26 9,310 (36) — (36)
UBS Investment Bank, Receive
Underlying Reference: Essity, Class B
Monthly, Pay Variable 4.381% (1M SEK
STIBOR + 0.35%) Monthly, 1/17/26 6,273 39 — 39
UBS Investment Bank, Receive
Underlying Reference: Sandvik Monthly,
Pay Variable 4.381% (1M SEK STIBOR
+ 0.35%) Monthly, 1/17/26 8,087 (51) — (51)
Total Sweden — (63)
Switzerland 0.1%
Bank of America, Receive Underlying
Reference: Julius Baer Group Monthly,
Pay Variable 1.796% (SARON + 0.35%)
Monthly, 1/20/26 481 7 — 7
Bank of America, Receive Underlying
Reference: Sonova Holding Monthly,
Pay Variable 1.796% (SARON + 0.35%)
Monthly, 1/20/26 268 (3) — (3)
Citibank, Pay Underlying Reference:
SGS Monthly, Receive Variable 1.084%
(SARON + (0.257)%) Monthly, 1/17/26 — (9) — (9)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Citigroup Global Markets, Pay
Underlying Reference: Geberit Monthly,
Receive Variable 1.029% (SARON +
(0.42)%) Monthly, 1/17/26 268 17 — 17
Citigroup Global Markets, Pay
Underlying Reference: SGS Monthly,
Receive Variable 1.197% (SARON +
(0.257)%) Monthly, 1/17/26 206 6 — 6
Citigroup Global Markets, Pay
Underlying Reference: UBS Group
Monthly, Receive Variable 1.029%
(SARON + (0.42)%) Monthly, 1/17/26 303 39 — 39
Goldman Sachs, Receive Underlying
Reference: Alcon Monthly, Pay Variable
1.736% (SARON + 0.29%) Monthly,
1/20/26 286 (15) — (15)
JPMorgan Chase, Receive Underlying
Reference: Cie Financiere Richemont,
Class A Monthly, Pay Variable 1.846%
(SARON + 0.40%) Monthly, 1/20/26 302 (6) — (6)
Morgan Stanley, Pay Underlying
Reference: Roche Holding Monthly,
Receive Variable 1.036% (SARON +
(0.41)%) Monthly, 1/20/26 330 7 — 7
Morgan Stanley, Pay Underlying
Reference: Swiss Re Monthly, Receive
Variable 1.036% (SARON + (0.41)%)
Monthly, 1/20/26 305 24 — 24
Total Switzerland — 67
United Kingdom (0.1)%
Bank of America, Receive Underlying
Reference: HSBC Holdings Monthly, Pay
Variable 5.554% (GBP SONIA + 0.35%)
Monthly, 1/20/26 320 26 — 26
Bank of America, Receive Underlying
Reference: Wise, Class A Monthly, Pay
Variable 5.554% (GBP SONIA + 0.35%)
Monthly, 1/17/26 333 (63) — (63)
Citibank, Pay Underlying Reference:
Diageo Monthly, Receive Variable
4.896% (GBP SONIA + (0.31)%)
Monthly, 1/17/26 901 22 — 22

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Citibank, Pay Underlying Reference:
JD Sports Fashion Monthly, Receive
Variable 4.896% (GBP SONIA +
(0.31)%) Monthly, 1/17/26 231 22 — 22
Citibank, Pay Underlying Reference:
Rightmove Monthly, Receive Variable
4.896% (GBP SONIA + (0.31)%)
Monthly, 1/20/26 169 6 — 6
Citibank, Pay Underlying Reference:
Shell Monthly, Receive Variable 4.896%
(GBP SONIA + (0.31)%) Monthly,
1/20/26 1,104 (20) — (20)
Citibank, Receive Underlying Reference:
Melrose Industries Monthly, Pay Variable
5.596% (GBP SONIA + 0.39%) Monthly,
1/17/26 391 (28) — (28)
Citibank, Receive Underlying Reference:
Unilever Monthly, Pay Variable 5.596%
(GBP SONIA + 0.39%) Monthly, 1/20/26 167 17 — 17
Citigroup Global Markets, Pay
Underlying Reference: Anglogold Ashanti
Monthly, Receive Variable 7.492% (1M
ZAR JIBOR + (0.75)%) Monthly, 1/21/26
(ZAR) 4,546 (11) 1 (12)
Goldman Sachs, Receive Underlying
Reference: Barclays Monthly, Pay
Variable 5.584% (GBP SONIA + 0.38%)
Monthly, 1/17/26 479 62 — 62
Goldman Sachs, Receive Underlying
Reference: Bunzl Monthly, Pay Variable
5.584% (GBP SONIA + 0.38%) Monthly,
1/17/26 921 28 — 28
Goldman Sachs, Receive Underlying
Reference: Imperial Brands Monthly, Pay
Variable 5.584% (GBP SONIA + 0.38%)
Monthly, 1/17/26 657 45 — 45
Goldman Sachs, Receive Underlying
Reference: Segro Monthly, Pay Variable
5.584% (GBP SONIA + 0.38%) Monthly,
1/20/26 926 11 — 11
Goldman Sachs, Receive Underlying
Reference: Standard Chartered Monthly,
Pay Variable 5.584% (GBP SONIA +
0.38%) Monthly, 1/20/26 439 50 — 50

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Goldman Sachs, Receive Underlying
Reference: TechnipFMC Monthly, Pay
Variable 5.596% (SOFR + 0.30%)
Monthly, 1/18/26 225 1 — 1
Goldman Sachs, Receive Underlying
Reference: TechnipFMC Monthly, Pay
Variable 5.596% (SOFR + 0.30%)
Monthly, 1/21/26 92 — — —
JPMorgan Chase, Receive Underlying
Reference: BP Monthly, Pay Variable
5.554% (GBP SONIA + 0.35%) Monthly,
1/20/26 697 (14) — (14)
Morgan Stanley, Pay Underlying
Reference: Antofagasta Monthly,
Receive Variable 4.894% (GBP SONIA +
(0.31)%) Monthly, 1/20/26 211 6 — 6
Morgan Stanley, Pay Underlying
Reference: Kingfisher Monthly, Receive
Variable 4.894% (GBP SONIA +
(0.31)%) Monthly, 1/20/26 1,050 6 — 6
Morgan Stanley, Pay Underlying
Reference: Mondi Monthly, Receive
Variable 4.894% (GBP SONIA +
(0.31)%) Monthly, 1/20/26 573 (85) — (85)
Morgan Stanley, Pay Underlying
Reference: Next Monthly, Receive
Variable 4.891% (GBP SONIA +
(0.31)%) Monthly, 1/20/26 142 2 — 2
Morgan Stanley, Pay Underlying
Reference: Next Monthly, Receive
Variable 4.894% (GBP SONIA +
(0.31)%) Monthly, 1/20/26 226 (1) — (1)
Morgan Stanley, Pay Underlying
Reference: Prudential Monthly, Receive
Variable 4.894% (GBP SONIA +
(0.31)%) Monthly, 1/20/26 815 15 — 15
Morgan Stanley, Receive Underlying
Reference: Ascential Monthly, Pay
Variable 5.594% (GBP SONIA + 0.39%)
Monthly, 1/20/26 929 (2) — (2)
Total United Kingdom 1 94

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
United States 0.0%
Bank of America, Pay Underlying
Reference: Blackstone Monthly, Receive
Variable 4.996% (SOFR + (0.30)%)
Monthly, 1/18/26 696 23 — 23
Bank of America, Pay Underlying
Reference: CBIZ Monthly, Receive
Variable 4.996% (SOFR + (0.30)%)
Monthly, 1/18/26 340 16 — 16
Bank of America, Pay Underlying
Reference: CVS Health Monthly,
Receive Variable 4.996% (SOFR +
(0.30)%) Monthly, 1/18/26 271 3 — 3
Bank of America, Pay Underlying
Reference: Eversource Energy Monthly,
Receive Variable 4.996% (SOFR +
(0.30)%) Monthly, 1/18/26 1,301 (50) — (50)
Bank of America, Pay Underlying
Reference: Mondelez International,
Class A Monthly, Receive Variable
4.996% (SOFR + (0.30)%) Monthly,
1/21/26 102 (9) — (9)
Bank of America, Pay Underlying
Reference: Paycom Software Monthly,
Receive Variable 4.996% (SOFR +
(0.30)%) Monthly, 1/18/26 106 3 — 3
Bank of America, Pay Underlying
Reference: Paycom Software Monthly,
Receive Variable 4.996% (SOFR +
(0.30)%) Monthly, 1/21/26 1,216 33 — 33
Bank of America, Pay Underlying
Reference: Solventum Monthly, Receive
Variable 4.996% (SOFR + (0.30)%)
Monthly, 1/21/26 678 (35) — (35)
Bank of America, Pay Underlying
Reference: UDR Monthly, Receive
Variable 4.996% (SOFR + (0.30)%)
Monthly, 1/18/26 209 (13) — (13)
Bank of America, Pay Underlying
Reference: United States Steel Monthly,
Receive Variable 4.996% (SOFR +
(0.30)%) Monthly, 1/18/26 335 36 — 36

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Bank of America, Receive Underlying
Reference: Amazon.com Monthly, Pay
Variable 5.596% (SOFR + 0.30%)
Monthly, 1/21/26 231 (11) — (11)
Bank of America, Receive Underlying
Reference: Ares Management, Class A
Monthly, Pay Variable 5.596% (SOFR +
0.30%) Monthly, 1/18/26 715 19 — 19
Bank of America, Receive Underlying
Reference: Chipotle Mexican Grill
Monthly, Pay Variable 5.596% (SOFR +
0.30%) Monthly, 1/18/26 517 38 — 38
Bank of America, Receive Underlying
Reference: Citigroup Monthly, Pay
Variable 5.596% (SOFR + 0.30%)
Monthly, 1/21/26 536 24 — 24
Bank of America, Receive Underlying
Reference: Constellation Energy
Monthly, Pay Variable 5.596% (SOFR +
0.30%) Monthly, 1/21/26 459 — — —
Bank of America, Receive Underlying
Reference: Dollar Tree Monthly, Pay
Variable 5.596% (SOFR + 0.30%)
Monthly, 1/21/26 496 (29) — (29)
Bank of America, Receive Underlying
Reference: Dover Monthly, Pay Variable
5.596% (SOFR + 0.30%) Monthly,
1/21/26 429 21 — 21
Bank of America, Receive Underlying
Reference: Edwards Lifesciences
Monthly, Pay Variable 5.596% (SOFR +
0.30%) Monthly, 1/18/26 329 (18) — (18)
Bank of America, Receive Underlying
Reference: Elevance Health Monthly,
Pay Variable 5.596% (SOFR + 0.30%)
Monthly, 1/18/26 615 33 — 33
Bank of America, Receive Underlying
Reference: Freeport-McMoRan Monthly,
Pay Variable 5.596% (SOFR + 0.30%)
Monthly, 1/21/26 176 — — —
Bank of America, Receive Underlying
Reference: Intercontinental Exchange
Monthly, Pay Variable 5.596% (SOFR +
0.30%) Monthly, 1/18/26 425 (7) — (7)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Bank of America, Receive Underlying
Reference: Keurig Dr Pepper Monthly,
Pay Variable 5.596% (SOFR + 0.30%)
Monthly, 1/18/26 195 20 — 20
Bank of America, Receive Underlying
Reference: NOV Monthly, Pay Variable
5.596% (SOFR + 0.30%) Monthly,
1/21/26 159 (6) — (6)
Bank of America, Receive Underlying
Reference: Philip Morris International
Monthly, Pay Variable 5.596% (SOFR +
0.30%) Monthly, 1/18/26 356 25 — 25
Bank of America, Receive Underlying
Reference: Pioneer Natural Resources
Monthly, Pay Variable 5.596% (SOFR +
0.30%) Monthly, 1/18/26 690 (1) — (1)
Bank of America, Receive Underlying
Reference: Procter & Gamble Monthly,
Pay Variable 5.596% (SOFR + 0.30%)
Monthly, 1/18/26 523 28 — 28
Bank of America, Receive Underlying
Reference: QUALCOMM Monthly,
Pay Variable 5.596% (SOFR + 0.30%)
Monthly, 1/18/26 591 (15) — (15)
Bank of America, Receive Underlying
Reference: Rockwell Automation
Monthly, Pay Variable 5.596% (SOFR +
0.30%) Monthly, 1/21/26 228 (13) — (13)
Bank of America, Receive Underlying
Reference: Saia Monthly, Pay Variable
5.596% (SOFR + 0.30%) Monthly,
1/18/26 265 (83) — (83)
Bank of America, Receive Underlying
Reference: Southwest Airlines Monthly,
Pay Variable 5.596% (SOFR + 0.30%)
Monthly, 1/18/26 324 (23) — (23)
Bank of America, Receive Underlying
Reference: Tenet Healthcare Monthly,
Pay Variable 5.596% (SOFR + 0.30%)
Monthly, 1/18/26 350 45 — 45
Bank of America, Receive Underlying
Reference: Williams Monthly, Pay
Variable 5.596% (SOFR + 0.30%)
Monthly, 1/18/26 125 1 — 1

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Bank of America, Receive Underlying
Reference: Xcel Energy Monthly, Pay
Variable 5.596% (SOFR + 0.30%)
Monthly, 1/21/26 866 7 — 7
Citibank, Pay Underlying Reference:
American Airlines Group Monthly,
Receive Variable 5.125% (SOFR +
(0.18)%) Monthly, 1/21/26 110 3 — 3
Citibank, Pay Underlying Reference:
Delta Air Lines Monthly, Receive Variable
5.125% (SOFR + (0.18)%) Monthly,
1/21/26 112 (7) — (7)
Citibank, Pay Underlying Reference:
IQVIA Holdings Monthly, Receive
Variable 5.125% (SOFR + (0.18)%)
Monthly, 1/18/26 608 26 — 26
Citibank, Pay Underlying Reference:
MarketAxess Holdings Monthly, Receive
Variable 5.125% (SOFR + (0.18)%)
Monthly, 1/21/26 485 54 — 54
Citibank, Pay Underlying Reference:
Palo Alto Networks Monthly, Receive
Variable 5.125% (SOFR + (0.18)%)
Monthly, 1/18/26 652 (52) — (52)
Citibank, Pay Underlying Reference:
Ralph Lauren Monthly, Receive Variable
5.125% (SOFR + (0.18)%) Monthly,
1/18/26 336 15 — 15
Citibank, Pay Underlying Reference:
United Airlines Holdings Monthly,
Receive Variable 5.125% (SOFR +
(0.18)%) Monthly, 1/21/26 110 (20) — (20)
Citibank, Pay Underlying Reference:
United Rentals Monthly, Receive
Variable 5.116% (SOFR + (0.18)%)
Monthly, 1/21/26 155 1 — 1
Citibank, Pay Underlying Reference:
United Rentals Monthly, Receive
Variable 5.118% (SOFR + (0.18)%)
Monthly, 1/21/26 110 2 — 2
Citibank, Pay Underlying Reference:
United Rentals Monthly, Receive
Variable 5.125% (SOFR + (0.18)%)
Monthly, 1/21/26 2,085 111 — 111

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Citibank, Receive Underlying Reference:
Amazon.com Monthly, Pay Variable
5.725% (SOFR + 0.42%) Monthly,
1/21/26 467 (27) — (27)
Citibank, Receive Underlying Reference:
Apartment Income REIT Monthly, Pay
Variable 5.720% (SOFR + 0.42%)
Monthly, 1/21/26 551 (2) — (2)
Citibank, Receive Underlying Reference:
Broadridge Financial Solutions Monthly,
Pay Variable 5.725% (SOFR + 0.42%)
Monthly, 1/18/26 375 (22) — (22)
Citibank, Receive Underlying Reference:
Colgate-Palmolive Monthly, Pay Variable
5.725% (SOFR + 0.42%) Monthly,
1/18/26 656 33 — 33
Citibank, Receive Underlying Reference:
ConocoPhillips Monthly, Pay Variable
5.725% (SOFR + 0.42%) Monthly,
1/18/26 1,056 (58) — (58)
Citibank, Receive Underlying Reference:
EQT Monthly, Pay Variable 5.725%
(SOFR + 0.42%) Monthly, 1/18/26 234 20 — 20
Citibank, Receive Underlying Reference:
Freeport-McMoRan Monthly, Pay
Variable 5.725% (SOFR + 0.42%)
Monthly, 1/21/26 822 — — —
Citibank, Receive Underlying Reference:
JPMorgan Chase Monthly, Pay Variable
5.725% (SOFR + 0.42%) Monthly,
1/18/26 286 (11) — (11)
Citibank, Receive Underlying Reference:
Lowe's Monthly, Pay Variable 5.725%
(SOFR + 0.42%) Monthly, 1/21/26 1,183 (70) — (70)
Citibank, Receive Underlying Reference:
Mettler-Toledo International Monthly,
Pay Variable 5.725% (SOFR + 0.42%)
Monthly, 1/21/26 540 (33) — (33)
Citibank, Receive Underlying Reference:
Stanley Black & Decker Monthly, Pay
Variable 5.725% (SOFR + 0.42%)
Monthly, 1/21/26 1,027 (45) — (45)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Citibank, Receive Underlying Reference:
Sun Communities Monthly, Pay Variable
5.725% (SOFR + 0.42%) Monthly,
1/18/26 287 (35) — (35)
Citibank, Receive Underlying Reference:
Target Monthly, Pay Variable 5.725%
(SOFR + 0.42%) Monthly, 1/21/26 631 (35) — (35)
Citibank, Receive Underlying Reference:
Teleflex Monthly, Pay Variable 5.725%
(SOFR + 0.42%) Monthly, 1/18/26 516 (21) — (21)
Citibank, Receive Underlying Reference:
TransDigm Group Monthly, Pay Variable
5.725% (SOFR + 0.42%) Monthly,
1/18/26 662 5 — 5
Citibank, Receive Underlying Reference:
Westrock Monthly, Pay Variable 5.725%
(SOFR + 0.42%) Monthly, 1/18/26 803 (24) — (24)
Citibank, Receive Underlying Reference:
Williams Monthly, Pay Variable 5.725%
(SOFR + 0.42%) Monthly, 1/21/26 277 (5) — (5)
Goldman Sachs, Pay Underlying
Reference: Allient Energy Monthly,
Receive Variable 4.996% (SOFR +
(0.30)%) Monthly, 1/18/26 824 (37) — (37)
Goldman Sachs, Pay Underlying
Reference: American Electric Power
Monthly, Receive Variable 4.996%
(SOFR + (0.30)%) Monthly, 1/18/26 1,439 (88) — (88)
Goldman Sachs, Pay Underlying
Reference: Charter Communications,
Class A Monthly, Receive Variable
4.996% (SOFR + (0.30)%) Monthly,
1/21/26 1,047 6 — 6
Goldman Sachs, Pay Underlying
Reference: Digital Realty Trust Monthly,
Receive Variable 4.996% (SOFR +
(0.30)%) Monthly, 1/18/26 272 — — —
Goldman Sachs, Pay Underlying
Reference: Estee Lauder, Class A
Monthly, Receive Variable 4.996%
(SOFR + (0.30)%) Monthly, 1/18/26 506 (34) — (34)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Goldman Sachs, Pay Underlying
Reference: Gilead Sciences Monthly,
Receive Variable 4.996% (SOFR +
(0.30)%) Monthly, 1/18/26 232 9 — 9
Goldman Sachs, Pay Underlying
Reference: iShares Biotechnology ETF
Monthly, Receive Variable 4.583%
(SOFR + (0.738)%) Monthly, 1/18/26 214 2 — 2
Goldman Sachs, Pay Underlying
Reference: iShares Biotechnology ETF
Monthly, Receive Variable 4.583%
(SOFR + (0.738)%) Monthly, 1/21/26 51 — — —
Goldman Sachs, Pay Underlying
Reference: iShares U.S. Medical
Devices ETF Monthly, Receive Variable
4.758% (SOFR + (0.538)%) Monthly,
1/21/26 298 4 — 4
Goldman Sachs, Pay Underlying
Reference: Lululemon Athletica Monthly,
Receive Variable 4.996% (SOFR +
(0.30)%) Monthly, 1/18/26 226 (17) — (17)
Goldman Sachs, Pay Underlying
Reference: Paycom Software Monthly,
Receive Variable 4.996% (SOFR +
(0.30)%) Monthly, 1/21/26 238 6 — 6
Goldman Sachs, Pay Underlying
Reference: Pfizer Monthly, Receive
Variable 4.996% (SOFR + (0.30)%)
Monthly, 1/21/26 1,059 14 — 14
Goldman Sachs, Pay Underlying
Reference: Pinnacle West Capital
Monthly, Receive Variable 4.996%
(SOFR + (0.30)%) Monthly, 1/18/26 310 (10) — (10)
Goldman Sachs, Pay Underlying
Reference: SBA Communications
Monthly, Receive Variable 4.996%
(SOFR + (0.30)%) Monthly, 1/18/26 758 54 — 54
Goldman Sachs, Pay Underlying
Reference: United States Steel Monthly,
Receive Variable 4.996% (SOFR +
(0.30)%) Monthly, 1/18/26 971 105 — 105
Goldman Sachs, Pay Underlying
Reference: VeriSign Monthly, Receive
Variable 4.996% (SOFR + (0.30)%)
Monthly, 1/18/26 891 69 — 69

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Goldman Sachs, Pay Underlying
Reference: VICI Properties Monthly,
Receive Variable 4.996% (SOFR +
(0.30)%) Monthly, 1/18/26 296 (10) — (10)
Goldman Sachs, Receive Underlying
Reference: Ally Financial Monthly,
Pay Variable 5.569% (SOFR + 0.30%)
Monthly, 1/21/26 520 (20) — (20)
Goldman Sachs, Receive Underlying
Reference: Amgen Monthly, Pay Variable
5.596% (SOFR + 0.30%) Monthly,
1/18/26 452 13 — 13
Goldman Sachs, Receive Underlying
Reference: Analog Devices Monthly,
Pay Variable 5.596% (SOFR + 0.30%)
Monthly, 1/18/26 609 32 — 32
Goldman Sachs, Receive Underlying
Reference: Cencora Monthly, Pay
Variable 5.596% (SOFR + 0.30%)
Monthly, 1/18/26 480 9 — 9
Goldman Sachs, Receive Underlying
Reference: CenterPoint Energy Monthly,
Pay Variable 5.596% (SOFR + 0.30%)
Monthly, 1/21/26 1,147 70 — 70
Goldman Sachs, Receive Underlying
Reference: Devon Energy Monthly,
Pay Variable 5.596% (SOFR + 0.30%)
Monthly, 1/21/26 509 (16) — (16)
Goldman Sachs, Receive Underlying
Reference: Financial Select Sector
SPDR Fund Monthly, Pay Variable
5.596% (SOFR + 0.30%) Monthly,
1/21/26 301 3 — 3
Goldman Sachs, Receive Underlying
Reference: GE Vernova Monthly, Pay
Variable 5.596% (SOFR + 0.30%)
Monthly, 1/21/26 962 158 — 158
Goldman Sachs, Receive Underlying
Reference: KKR Monthly, Pay Variable
5.596% (SOFR + 0.30%) Monthly,
1/21/26 781 (24) — (24)
Goldman Sachs, Receive Underlying
Reference: LPL Financial Holdings
Monthly, Pay Variable 5.596% (SOFR +
0.30%) Monthly, 1/18/26 330 7 — 7

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Goldman Sachs, Receive Underlying
Reference: Monster Beverage Monthly,
Pay Variable 5.596% (SOFR + 0.30%)
Monthly, 1/18/26 312 (5) — (5)
Goldman Sachs, Receive Underlying
Reference: Stanley Black & Decker
Monthly, Pay Variable 5.596% (SOFR +
0.30%) Monthly, 1/18/26 485 2 — 2
Goldman Sachs, Receive Underlying
Reference: VanEck Oil Services ETF
Monthly, Pay Variable 5.596% (SOFR +
0.30%) Monthly, 1/21/26 316 (17) — (17)
Goldman Sachs, Receive Underlying
Reference: Visa, Class A Monthly,
Pay Variable 5.596% (SOFR + 0.30%)
Monthly, 1/18/26 467 (6) — (6)
JPMorgan Chase, Pay Underlying
Reference: Amazon.com at Maturity,
Receive Variable 4.582% (SOFR +
(0.75)%) at Maturity, 9/20/24 117 7 — 7
JPMorgan Chase, Pay Underlying
Reference: Apple at Maturity, Receive
Variable 4.582% (SOFR + (0.75)%) at
Maturity, 9/20/24 1,168 69 (7) 76
JPMorgan Chase, Pay Underlying
Reference: Apple Monthly, Receive
Variable 5.046% (SOFR + (0.25)%)
Monthly, 1/21/26 314 5 — 5
JPMorgan Chase, Pay Underlying
Reference: Bank of America Monthly,
Receive Variable 5.046% (SOFR +
(0.25)%) Monthly, 1/21/26 1,076 (29) — (29)
JPMorgan Chase, Pay Underlying
Reference: Broadcom Monthly, Receive
Variable 5.046% (SOFR + (0.25)%)
Monthly, 1/21/26 1,721 18 — 18
JPMorgan Chase, Pay Underlying
Reference: Crowdstrike Holdings, Class
A Monthly, Receive Variable 5.046%
(SOFR + (0.25)%) Monthly, 1/21/26 220 6 — 6
JPMorgan Chase, Pay Underlying
Reference: EQT Monthly, Receive
Variable 5.046% (SOFR + (0.25)%)
Monthly, 1/21/26 999 (95) — (95)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
JPMorgan Chase, Pay Underlying
Reference: Exxon Mobil Monthly,
Receive Variable 5.046% (SOFR +
(0.25)%) Monthly, 1/21/26 1,774 25 — 25
JPMorgan Chase, Pay Underlying
Reference: Halliburton at Maturity,
Receive Variable 4.582% (SOFR +
(0.75)%) at Maturity, 9/20/24 205 (79) (86) 7
JPMorgan Chase, Pay Underlying
Reference: Humana Monthly, Receive
Variable 5.046% (SOFR + (0.25)%)
Monthly, 1/21/26 227 10 — 10
JPMorgan Chase, Pay Underlying
Reference: Match Group Monthly,
Receive Variable 5.046% (SOFR +
(0.25)%) Monthly, 1/21/26 221 8 — 8
JPMorgan Chase, Pay Underlying
Reference: ON Semiconductor Monthly,
Receive Variable 5.046% (SOFR +
(0.25)%) Monthly, 1/21/26 440 (29) — (29)
JPMorgan Chase, Pay Underlying
Reference: Quanta Services Monthly,
Receive Variable 5.046% (SOFR +
(0.25)%) Monthly, 1/21/26 999 (37) — (37)
JPMorgan Chase, Pay Underlying
Reference: Tapestry Monthly, Receive
Variable 5.046% (SOFR + (0.25)%)
Monthly, 1/21/26 545 13 — 13
JPMorgan Chase, Pay Underlying
Reference: Texas Instruments Monthly,
Receive Variable 5.046% (SOFR +
(0.25)%) Monthly, 1/21/26 519 (30) — (30)
JPMorgan Chase, Pay Underlying
Reference: United Parcel Service, Class
B Monthly, Receive Variable 5.046%
(SOFR + (0.25)%) Monthly, 1/21/26 577 (9) — (9)
JPMorgan Chase, Receive Underlying
Reference: Autodesk Monthly, Pay
Variable 5.646% (SOFR + 0.35%)
Monthly, 1/21/26 684 (52) — (52)
JPMorgan Chase, Receive Underlying
Reference: Biogen Monthly, Pay Variable
5.646% (SOFR + 0.35%) Monthly,
1/21/26 690 61 — 61

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
JPMorgan Chase, Receive Underlying
Reference: Corning Monthly, Pay
Variable 5.646% (SOFR + 0.35%)
Monthly, 1/21/26 276 18 — 18
JPMorgan Chase, Receive Underlying
Reference: Coupang Monthly, Pay
Variable 5.646% (SOFR + 0.35%)
Monthly, 1/21/26 420 15 — 15
JPMorgan Chase, Receive Underlying
Reference: CubeSmart Monthly, Pay
Variable 5.646% (SOFR + 0.35%)
Monthly, 1/21/26 236 (13) — (13)
JPMorgan Chase, Receive Underlying
Reference: Fortinet Monthly, Pay
Variable 5.646% (SOFR + 0.35%)
Monthly, 1/21/26 963 (26) — (26)
JPMorgan Chase, Receive Underlying
Reference: Home Depot Monthly, Pay
Variable 5.646% (SOFR + 0.35%)
Monthly, 1/21/26 662 (9) — (9)
JPMorgan Chase, Receive Underlying
Reference: Intel Monthly, Pay Variable
5.626% (SOFR + 0.35%) Monthly,
1/21/26 141 (16) — (16)
JPMorgan Chase, Receive Underlying
Reference: Intel Monthly, Pay Variable
5.646% (SOFR + 0.35%) Monthly,
1/21/26 307 (50) — (50)
JPMorgan Chase, Receive Underlying
Reference: KLA Monthly, Pay Variable
5.646% (SOFR + 0.35%) Monthly,
1/21/26 662 9 — 9
JPMorgan Chase, Receive Underlying
Reference: Microchip Technology
Monthly, Pay Variable 5.646% (SOFR +
0.35%) Monthly, 1/21/26 693 49 — 49
JPMorgan Chase, Receive Underlying
Reference: Micron Technology Monthly,
Pay Variable 5.646% (SOFR + 0.35%)
Monthly, 1/21/26 833 (60) — (60)
JPMorgan Chase, Receive Underlying
Reference: NiSource Monthly, Pay
Variable 5.646% (SOFR + 0.35%)
Monthly, 1/21/26 471 22 — 22

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
JPMorgan Chase, Receive Underlying
Reference: Norfolk Southern Monthly,
Pay Variable 5.646% (SOFR + 0.35%)
Monthly, 1/21/26 298 (19) — (19)
Morgan Stanley, Pay Underlying
Reference: Abbott Laboratories Monthly,
Receive Variable 5.096% (SOFR +
(0.20)%) Monthly, 1/21/26 616 15 — 15
Morgan Stanley, Pay Underlying
Reference: Advanced Micro Devices
Monthly, Receive Variable 5.076%
(SOFR + (0.20)%) Monthly, 1/21/26 509 (32) — (32)
Morgan Stanley, Pay Underlying
Reference: Advanced Micro Devices
Monthly, Receive Variable 5.085%
(SOFR + (0.20)%) Monthly, 1/21/26 396 (5) — (5)
Morgan Stanley, Pay Underlying
Reference: Advanced Micro Devices
Monthly, Receive Variable 5.096%
(SOFR + (0.20)%) Monthly, 1/21/26 408 6 — 6
Morgan Stanley, Pay Underlying
Reference: Albertsons Cos, Class A
Monthly, Receive Variable 5.096%
(SOFR + (0.20)%) Monthly, 1/21/26 525 (6) — (6)
Morgan Stanley, Pay Underlying
Reference: Automatic Data Processing
Monthly, Receive Variable 5.096%
(SOFR + (0.20)%) Monthly, 1/21/26 557 6 — 6
Morgan Stanley, Pay Underlying
Reference: BlackRock Monthly, Receive
Variable 5.096% (SOFR + (0.20)%)
Monthly, 1/21/26 482 6 — 6
Morgan Stanley, Pay Underlying
Reference: CarMax Monthly, Receive
Variable 5.096% (SOFR + (0.20)%)
Monthly, 1/21/26 251 6 — 6
Morgan Stanley, Pay Underlying
Reference: Caterpillar Monthly, Receive
Variable 5.096% (SOFR + (0.20)%)
Monthly, 1/21/26 1,893 150 — 150
Morgan Stanley, Pay Underlying
Reference: Costco Wholesale Monthly,
Receive Variable 5.096% (SOFR +
(0.20)%) Monthly, 1/21/26 741 (4) — (4)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Pay Underlying
Reference: Dexcom Monthly, Receive
Variable 5.110% (SOFR + (0.20)%)
Monthly, 1/21/26 261 (5) — (5)
Morgan Stanley, Pay Underlying
Reference: Gartner Monthly, Receive
Variable 5.096% (SOFR + (0.20)%)
Monthly, 1/21/26 1,113 125 — 125
Morgan Stanley, Pay Underlying
Reference: Henry Schein Monthly,
Receive Variable 5.096% (SOFR +
(0.20)%) Monthly, 1/21/26 464 11 — 11
Morgan Stanley, Pay Underlying
Reference: IDEXX Laboratories Monthly,
Receive Variable 5.096% (SOFR +
(0.20)%) Monthly, 1/21/26 443 — — —
Morgan Stanley, Pay Underlying
Reference: Intuit Monthly, Receive
Variable 5.096% (SOFR + (0.20)%)
Monthly, 1/21/26 1,631 (32) — (32)
Morgan Stanley, Pay Underlying
Reference: iShares U.S. Healthcare
Providers ETF Monthly, Receive Variable
3.777% (SOFR + (1.48)%) Monthly,
1/21/26 277 (7) — (7)
Morgan Stanley, Pay Underlying
Reference: J M Smucker Monthly,
Receive Variable 5.096% (SOFR +
(0.20)%) Monthly, 1/21/26 352 (14) — (14)
Morgan Stanley, Pay Underlying
Reference: Jack Henry & Associates
Monthly, Receive Variable 5.096%
(SOFR + (0.20)%) Monthly, 1/21/26 994 16 — 16
Morgan Stanley, Pay Underlying
Reference: Kroger Monthly, Receive
Variable 5.096% (SOFR + (0.20)%)
Monthly, 1/21/26 402 1 — 1
Morgan Stanley, Pay Underlying
Reference: Lululemon Athletica Monthly,
Receive Variable 5.096% (SOFR +
(0.20)%) Monthly, 1/21/26 188 (14) — (14)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Pay Underlying
Reference: Mid-America Apartment
Communities Monthly, Receive Variable
5.096% (SOFR + (0.20)%) Monthly,
1/21/26 212 (5) — (5)
Morgan Stanley, Pay Underlying
Reference: Mondelez International,
Class A Monthly, Receive Variable
5.110% (SOFR + (0.20)%) Monthly,
1/21/26 263 (1) — (1)
Morgan Stanley, Pay Underlying
Reference: Moody's Monthly, Receive
Variable 5.096% (SOFR + (0.20)%)
Monthly, 1/21/26 518 6 — 6
Morgan Stanley, Pay Underlying
Reference: NRG Energy Monthly,
Receive Variable 5.081% (SOFR +
(0.20)%) Monthly, 1/21/26 551 (28) — (28)
Morgan Stanley, Pay Underlying
Reference: Otis Worldwide Monthly,
Receive Variable 4.969% (SOFR +
(0.20)%) Monthly, 1/21/26 956 21 — 21
Morgan Stanley, Pay Underlying
Reference: PACCAR Monthly, Receive
Variable 5.096% (SOFR + (0.20)%)
Monthly, 1/21/26 282 29 — 29
Morgan Stanley, Pay Underlying
Reference: Pool Monthly, Receive
Variable 5.096% (SOFR + (0.20)%)
Monthly, 1/21/26 288 9 — 9
Morgan Stanley, Pay Underlying
Reference: PVH Monthly, Receive
Variable 5.096% (SOFR + (0.20)%)
Monthly, 1/21/26 355 (7) — (7)
Morgan Stanley, Pay Underlying
Reference: Robert Half Monthly, Receive
Variable 5.110% (SOFR + (0.20)%)
Monthly, 1/21/26 256 1 — 1
Morgan Stanley, Pay Underlying
Reference: Snap-on Monthly, Receive
Variable 5.096% (SOFR + (0.20)%)
Monthly, 1/21/26 726 47 — 47

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Pay Underlying
Reference: Super Micro Computer
Monthly, Receive Variable 5.096%
(SOFR + (0.20)%) Monthly, 1/21/26 407 12 — 12
Morgan Stanley, Pay Underlying
Reference: Sysco Monthly, Receive
Variable 5.096% (SOFR + (0.20)%)
Monthly, 1/21/26 716 14 — 14
Morgan Stanley, Pay Underlying
Reference: Tractor Supply Monthly,
Receive Variable 5.096% (SOFR +
(0.20)%) Monthly, 1/21/26 566 (72) — (72)
Morgan Stanley, Pay Underlying
Reference: U.S. Bancorp Monthly,
Receive Variable 5.096% (SOFR +
(0.20)%) Monthly, 1/21/26 1,137 25 — 25
Morgan Stanley, Pay Underlying
Reference: Union Pacific Monthly,
Receive Variable 5.096% (SOFR +
(0.20)%) Monthly, 1/21/26 939 (11) — (11)
Morgan Stanley, Pay Underlying
Reference: Utilities Select Sector SPDR
Fund Monthly, Receive Variable 5.096%
(SOFR + (0.20)%) Monthly, 1/21/26 292 (14) — (14)
Morgan Stanley, Pay Underlying
Reference: Vanguard Communication
Services ETF Monthly, Receive Variable
4.216% (SOFR + (0.78)%) Monthly,
1/21/26 254 6 — 6
Morgan Stanley, Pay Underlying
Reference: Vanguard Consumer
Discretionary ETF Monthly, Receive
Variable 4.002% (SOFR + (1.28)%)
Monthly, 1/21/26 294 (1) — (1)
Morgan Stanley, Pay Underlying
Reference: Veeva Systems, Class
A Monthly, Receive Variable 5.094%
(SOFR + (0.20)%) Monthly, 1/21/26 118 2 — 2
Morgan Stanley, Pay Underlying
Reference: Veeva Systems, Class
A Monthly, Receive Variable 5.096%
(SOFR + (0.20)%) Monthly, 1/21/26 25 — — —

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Pay Underlying
Reference: Waters Monthly, Receive
Variable 5.096% (SOFR + (0.20)%)
Monthly, 1/21/26 972 34 — 34
Morgan Stanley, Pay Underlying
Reference: West Pharmaceutical
Services Monthly, Receive Variable
5.110% (SOFR + (0.20)%) Monthly,
1/21/26 256 (1) — (1)
Morgan Stanley, Receive Underlying
Reference: Agilent Technologies
Monthly, Pay Variable 5.696% (SOFR +
0.40%) Monthly, 1/21/26 972 (25) — (25)
Morgan Stanley, Receive Underlying
Reference: Airbnb, Class A Monthly,
Pay Variable 5.696% (SOFR + 0.40%)
Monthly, 1/21/26 734 12 — 12
Morgan Stanley, Receive Underlying
Reference: Allstate Monthly, Pay
Variable 5.710% (SOFR + 0.40%)
Monthly, 1/21/26 280 1 — 1
Morgan Stanley, Receive Underlying
Reference: Altaba Monthly, Pay Variable
5.696% (SOFR + 0.40%) Monthly,
1/21/26 18 — — —
Morgan Stanley, Receive Underlying
Reference: Ameren Monthly, Pay
Variable 5.696% (SOFR + 0.40%)
Monthly, 1/21/26 210 6 — 6
Morgan Stanley, Receive Underlying
Reference: Ball Monthly, Pay Variable
5.696% (SOFR + 0.40%) Monthly,
1/21/26 462 34 — 34
Morgan Stanley, Receive Underlying
Reference: Bank of New York Mellon
Monthly, Pay Variable 5.696% (SOFR +
0.40%) Monthly, 1/21/26 1,264 39 — 39
Morgan Stanley, Receive Underlying
Reference: Banzai International Monthly,
Pay Variable 5.696% (SOFR + 0.40%)
Monthly, 1/21/26 — — — —
Morgan Stanley, Receive Underlying
Reference: Bio-Techne Monthly, Pay
Variable 5.696% (SOFR + 0.40%)
Monthly, 1/21/26 788 (30) — (30)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Receive Underlying
Reference: Booking Holdings Monthly,
Pay Variable 5.696% (SOFR + 0.40%)
Monthly, 1/21/26 366 (4) — (4)
Morgan Stanley, Receive Underlying
Reference: Burlington Stores Monthly,
Pay Variable 5.696% (SOFR + 0.40%)
Monthly, 1/21/26 384 (11) — (11)
Morgan Stanley, Receive Underlying
Reference: Catelent Monthly, Pay
Variable 5.696% (SOFR + 0.40%)
Monthly, 1/21/26 865 (6) — (6)
Morgan Stanley, Receive Underlying
Reference: Cboe Global Markets
Monthly, Pay Variable 5.696% (SOFR +
0.40%) Monthly, 1/21/26 465 9 — 9
Morgan Stanley, Receive Underlying
Reference: CF Industries Holdings
Monthly, Pay Variable 5.696% (SOFR +
0.40%) Monthly, 1/21/26 368 3 — 3
Morgan Stanley, Receive Underlying
Reference: Cognex Monthly, Pay
Variable 5.696% (SOFR + 0.40%)
Monthly, 1/21/26 149 6 — 6
Morgan Stanley, Receive Underlying
Reference: Comcast, Class A Monthly,
Pay Variable 5.696% (SOFR + 0.40%)
Monthly, 1/21/26 385 (14) — (14)
Morgan Stanley, Receive Underlying
Reference: CSX Monthly, Pay Variable
5.696% (SOFR + 0.40%) Monthly,
1/21/26 377 (22) — (22)
Morgan Stanley, Receive Underlying
Reference: Danaher Monthly, Pay
Variable 5.693% (SOFR + 0.40%)
Monthly, 1/21/26 296 8 — 8
Morgan Stanley, Receive Underlying
Reference: Danaher Monthly, Pay
Variable 5.694% (SOFR + 0.40%)
Monthly, 1/21/26 440 10 — 10
Morgan Stanley, Receive Underlying
Reference: Dayforce Monthly, Pay
Variable 5.696% (SOFR + 0.40%)
Monthly, 1/21/26 228 6 — 6

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Receive Underlying
Reference: Dominion Energy Monthly,
Pay Variable 5.696% (SOFR + 0.40%)
Monthly, 1/21/26 203 12 — 12
Morgan Stanley, Receive Underlying
Reference: Domino's Pizza Monthly,
Pay Variable 5.696% (SOFR + 0.40%)
Monthly, 1/21/26 316 26 — 26
Morgan Stanley, Receive Underlying
Reference: Endeavor Group Holdings,
Class A Monthly, Pay Variable 5.696%
(SOFR + 0.40%) Monthly, 1/21/26 1,103 (2) — (2)
Morgan Stanley, Receive Underlying
Reference: Essex Property Trust
Monthly, Pay Variable 5.696% (SOFR +
0.40%) Monthly, 1/21/26 234 10 — 10
Morgan Stanley, Receive Underlying
Reference: FedEx Monthly, Pay Variable
5.696% (SOFR + 0.40%) Monthly,
1/21/26 592 (13) — (13)
Morgan Stanley, Receive Underlying
Reference: Fifth Third Bancorp Monthly,
Pay Variable 5.696% (SOFR + 0.40%)
Monthly, 1/21/26 292 15 — 15
Morgan Stanley, Receive Underlying
Reference: Huntington Ingalls Industries
Monthly, Pay Variable 5.696% (SOFR +
0.40%) Monthly, 1/21/26 784 4 — 4
Morgan Stanley, Receive Underlying
Reference: Industrial Select Sector
SPDR Fund Monthly, Pay Variable
5.696% (SOFR + 0.40%) Monthly,
1/21/26 290 (2) — (2)
Morgan Stanley, Receive Underlying
Reference: Insmed Monthly, Pay
Variable 5.696% (SOFR + 0.40%)
Monthly, 1/21/26 93 (8) — (8)
Morgan Stanley, Receive Underlying
Reference: iShares U.S. Transportation
ETF Monthly, Pay Variable 5.696%
(SOFR + 0.40%) Monthly, 1/21/26 275 (12) — (12)
Morgan Stanley, Receive Underlying
Reference: JB Hunt Transport Services
Monthly, Pay Variable 5.696% (SOFR +
0.40%) Monthly, 1/21/26 492 (61) — (61)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Receive Underlying
Reference: Kenvue Monthly, Pay
Variable 5.696% (SOFR + 0.40%)
Monthly, 1/21/26 210 (4) — (4)
Morgan Stanley, Receive Underlying
Reference: Lam Research Monthly,
Pay Variable 5.696% (SOFR + 0.40%)
Monthly, 1/21/26 1,229 (70) — (70)
Morgan Stanley, Receive Underlying
Reference: Materials Select Sector
SPDR Fund Monthly, Pay Variable
5.696% (SOFR + 0.40%) Monthly,
1/21/26 283 (3) — (3)
Morgan Stanley, Receive Underlying
Reference: Netfilx Monthly, Pay Variable
5.696% (SOFR + 0.40%) Monthly,
1/21/26 494 (47) — (47)
Morgan Stanley, Receive Underlying
Reference: Neurocrine Biosciences
Monthly, Pay Variable 5.696% (SOFR +
0.40%) Monthly, 1/21/26 71 3 — 3
Morgan Stanley, Receive Underlying
Reference: Newmont Monthly, Pay
Variable 5.696% (SOFR + 0.40%)
Monthly, 1/21/26 300 16 — 16
Morgan Stanley, Receive Underlying
Reference: News, Class A Monthly,
Pay Variable 5.696% (SOFR + 0.40%)
Monthly, 1/21/26 619 (14) — (14)
Morgan Stanley, Receive Underlying
Reference: Pershing Square Monthly,
Pay Variable 5.696% (SOFR + 0.40%)
Monthly, 1/16/26 — — — —
Morgan Stanley, Receive Underlying
Reference: Philip Morris International
Monthly, Pay Variable 5.696% (SOFR +
0.40%) Monthly, 1/21/26 625 43 — 43
Morgan Stanley, Receive Underlying
Reference: Prologis Monthly, Pay
Variable 5.696% (SOFR + 0.40%)
Monthly, 1/21/26 894 (108) — (108)
Morgan Stanley, Receive Underlying
Reference: ResMed Monthly, Pay
Variable 5.696% (SOFR + 0.40%)
Monthly, 1/21/26 305 47 — 47

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Receive Underlying
Reference: Rexford Industrial Realty
Monthly, Pay Variable 5.696% (SOFR +
0.40%) Monthly, 1/21/26 337 (18) — (18)
Morgan Stanley, Receive Underlying
Reference: Rockwell Automation
Monthly, Pay Variable 5.696% (SOFR +
0.40%) Monthly, 1/21/26 1,238 (68) — (68)
Morgan Stanley, Receive Underlying
Reference: Roper Technologies Monthly,
Pay Variable 5.696% (SOFR + 0.40%)
Monthly, 1/21/26 359 (12) — (12)
Morgan Stanley, Receive Underlying
Reference: Ross Stores Monthly, Pay
Variable 5.696% (SOFR + 0.40%)
Monthly, 1/21/26 760 (25) — (25)
Morgan Stanley, Receive Underlying
Reference: ServiceNow Monthly, Pay
Variable 5.710% (SOFR + 0.40%)
Monthly, 1/21/26 259 (10) — (10)
Morgan Stanley, Receive Underlying
Reference: Shockwave Medical Monthly,
Pay Variable 5.696% (SOFR + 0.40%)
Monthly, 1/21/26 1,102 8 — 8
Morgan Stanley, Receive Underlying
Reference: SPDR S&P Insurance ETF
Monthly, Pay Variable 5.696% (SOFR +
0.40%) Monthly, 1/21/26 289 3 — 3
Morgan Stanley, Receive Underlying
Reference: Teradyne Monthly, Pay
Variable 5.696% (SOFR + 0.40%)
Monthly, 1/21/26 609 68 — 68
Morgan Stanley, Receive Underlying
Reference: Thermo Fisher Scientific
Monthly, Pay Variable 5.696% (SOFR +
0.40%) Monthly, 1/21/26 525 9 — 9
Morgan Stanley, Receive Underlying
Reference: Travelers Monthly, Pay
Variable 5.696% (SOFR + 0.40%)
Monthly, 1/21/26 316 (14) — (14)
Morgan Stanley, Receive Underlying
Reference: Uber Technologies Monthly,
Pay Variable 5.696% (SOFR + 0.40%)
Monthly, 1/21/26 446 (45) — (45)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Receive Underlying
Reference: VanEck Vietnam ETF
Monthly, Pay Variable 5.696% (SOFR +
0.40%) Monthly, 1/21/26 398 (12) — (12)
Morgan Stanley, Receive Underlying
Reference: Viatris Monthly, Pay Variable
5.696% (SOFR + 0.40%) Monthly,
1/21/26 626 12 — 12
Morgan Stanley, Receive Underlying
Reference: Vistra Monthly, Pay Variable
5.676% (SOFR + 0.40%) Monthly,
1/21/26 263 34 — 34
Morgan Stanley, Receive Underlying
Reference: Vulcan Materials Monthly,
Pay Variable 5.696% (SOFR + 0.40%)
Monthly, 1/21/26 683 (9) — (9)
Morgan Stanley, Receive Underlying
Reference: Zebra Technologies, Class A
Monthly, Pay Variable 5.696% (SOFR +
0.40%) Monthly, 1/21/26 142 15 — 15
Morgan Stanley, Receive Underlying
Reference: Zimmer Biomet Holdings
Monthly, Pay Variable 5.696% (SOFR +
0.40%) Monthly, 1/21/26 329 (11) — (11)
Morgan Stanley, Receive Underlying
Reference: Zoetis Monthly, Pay Variable
5.696% (SOFR + 0.40%) Monthly,
1/21/26 186 12 — 12
UBS Investment Bank, Receive
Underlying Reference: Taiwan
Semiconductor Manufacturing Monthly,
Pay Variable 5.805% (SOFR + 0.50%)
Monthly, 1/21/26 293 (2) — (2)
Total United States (93) 97
Virgin Islands (British) (0.0)%
Citibank, Pay Underlying Reference:
Capri Holdings Monthly, Receive
Variable 5.080% (SOFR + (0.18)%)
Monthly, 1/21/26 145 (2) — (2)
Total Virgin Islands (British) — (2)
Total Bilateral Total Return Swaps (93) 133

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Interest Rate Swaps (0.0)%
Brazil (0.0)%
Goldman Sachs, 3 Year Interest Rate
Swap, Receive Fixed 10.955% at
Maturity, Pay Variable 10.65%, (BRL
CDI) at Maturity, 1/4/27 17,723 1 — 1
Goldman Sachs, 3 Year Interest Rate
Swap, Receive Fixed 9.870% at
Maturity, Pay Variable 10.65%, (BRL
CDI) at Maturity, 1/4/27 5,000 (20) — (20)
Goldman Sachs, 7 Year Interest Rate
Swap, Receive Fixed 11.565% at
Maturity, Pay Variable 10.65%, (BRL
CDI) at Maturity, 1/2/31 2,261 — — —
Total Brazil — (19)
Total Bilateral Interest Rate Swaps — (19)
Total Bilateral Swaps (164) 7
Description
Notional
Amount $ Value
Initial
$ Value **
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.0%
Credit Default Swaps, Protection Bought (0.4)%
Australia (0.0)%
Protection Bought (Relevant Credit:
Glencore International), Pay 5.00%
Quarterly, Receive upon credit default,
12/20/26 (EUR) 85 (11) (19) 8
Total Australia 8
Canada (0.1)%
Protection Bought (Relevant Credit:
Bombardier), Pay 5.00% Quarterly,
Receive upon credit default, 6/20/28
(USD) 1,765 (209) (69) (140)
Total Canada (140)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
Chile (0.0)%
Protection Bought (Relevant Credit:
Republic of Chile), Pay 1.00% Quarterly,
Receive upon credit default, 12/20/28
(USD) 535 (11) (7) (4)
Total Chile (4)
Foreign/Europe (0.1)%
Protection Bought (Relevant Credit:
Markit iTraxx Crossover-S40, 5 Year
Index), Pay 5.00% Quarterly, Receive
upon credit default, 12/20/28 850 (67) (17) (50)
Protection Bought (Relevant Credit:
Markit iTraxx Crossover-S41, 5 Year
Index), Pay 5.00% Quarterly, Receive
upon credit default, 6/20/29 3,707 (326) (354) 28
Total Foreign/Europe (22)
Oman (0.0)%
Protection Bought (Relevant Credit:
Sultanate of Oman), Pay 1.00%
Quarterly, Receive upon credit default,
12/20/28 (USD) 703 (3) 18 (21)
Total Oman (21)
Peru (0.0)%
Protection Bought (Relevant Credit:
Republic of Peru), Pay 1.00% Quarterly,
Receive upon credit default, 12/20/28
(USD) 267 (3) (1) (2)
Total Peru (2)
South Africa 0.0%
Protection Bought (Relevant Credit:
Republic of South Africa), Pay 1.00%
Quarterly, Receive upon credit default,
12/20/27 (USD) 255 7 16 (9)
Total South Africa (9)
Spain 0.0%
Protection Bought (Relevant Credit:
Grifols), Pay 5.00% Quarterly, Receive
upon credit default, 6/20/29 287 31 31 —
Total Spain —

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
United States (0.2)%
Protection Bought (Relevant Credit:
American Axle & Manufacturing), Pay
5.00% Quarterly, Receive upon credit
default, 6/20/29 589 (39) (11) (28)
Protection Bought (Relevant Credit:
Apache), Pay 1.00% Quarterly, Receive
upon credit default, 6/20/27 880 (12) 46 (58)
Protection Bought (Relevant Credit:
Beazer Homes USA), Pay 5.00%
Quarterly, Receive upon credit default,
6/20/28 760 (84) (71) (13)
Protection Bought (Relevant Credit:
Citigroup), Pay 1.00% Quarterly,
Receive upon credit default, 12/20/27 822 (16) 1 (17)
Protection Bought (Relevant Credit:
Delta Air Lines), Pay 5.00% Quarterly,
Receive upon credit default, 6/21/27 420 (54) (8) (46)
Protection Bought (Relevant Credit:
Gap), Pay 1.00% Quarterly, Receive
upon credit default, 12/20/27 130 1 21 (20)
Protection Bought (Relevant Credit:
Hertz), Pay 5.00% Quarterly, Receive
upon credit default, 6/20/29 315 82 2 80
Protection Bought (Relevant Credit:
Iron Mountain), Pay 5.00% Quarterly,
Receive upon credit default, 12/20/27 762 (111) (91) (20)
Protection Bought (Relevant Credit:
Macy's), Pay 1.00% Quarterly, Receive
upon credit default, 12/20/27 90 3 16 (13)
Protection Bought (Relevant Credit:
Markit CDX.NA.HY-S33, 5 Year Index),
Pay 5.00% Quarterly, Receive upon
credit default, 12/20/24 1,305 (38) (17) (21)
Protection Bought (Relevant Credit:
Markit CDX.NA.HY-S41, 5 Year Index),
Pay 5.00% Quarterly, Receive upon
credit default, 12/20/28 4,076 (274) (212) (62)
Protection Bought (Relevant Credit:
NOVA Chemicals), Pay 5.00% Quarterly,
Receive upon credit default, 12/20/28 437 (36) (22) (14)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
Protection Bought (Relevant Credit:
Occidental Petroleum), Pay 1.00%
Quarterly, Receive upon credit default,
6/21/27 115 (2) 6 (8)
Protection Bought (Relevant Credit:
Sanofi), Pay 1.00% Quarterly, Receive
upon credit default, 12/20/27 (EUR) 150 (4) (3) (1)
Protection Bought (Relevant Credit:
United Airlines Holdings), Pay 5.00%
Quarterly, Receive upon credit default,
6/20/29 599 (46) 2 (48)
Protection Bought (Relevant Credit:
Xerox), Pay 1.00% Quarterly, Receive
upon credit default, 12/20/27 200 10 30 (20)
Total United States (309)
Total Centrally Cleared Credit Default Swaps,
Protection Bought (499)
Credit Default Swaps, Protection Sold 0.4%
China 0.0%
Protection Sold (Relevant Credit:
People’s Republic of China, A1*),
Receive 1.00% Quarterly, Pay upon
credit default, 12/20/28 (USD) 840 13 6 7
Total China 7
Foreign/Europe 0.0%
Protection Sold (Relevant Credit: Markit
iTraxx Crossover-S41, 5 Year Index),
Receive 5.00% Quarterly, Pay upon
credit default, 6/20/29 485 43 41 2
Total Foreign/Europe 2
Israel (0.0)%
Protection Sold (Relevant Credit: Teva
Pharmaceutical Industries, Ba2*),
Receive 1.00% Quarterly, Pay upon
credit default, 12/20/28 (USD) 340 (3) (32) 29
Total Israel 29

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
Luxembourg 0.0%
Protection Sold (Relevant Credit:
ArcelorMittal, Baa3*), Receive 5.00%
Quarterly, Pay upon credit default,
6/21/27 25 4 2 2
Total Luxembourg 2
Spain 0.1%
Protection Sold (Relevant Credit: Cellnex
Telecom, BBB-*), Receive 5.00%
Quarterly, Pay upon credit default,
12/20/28 381 71 61 10
Total Spain 10
United States 0.3%
Protection Sold (Relevant Credit:
Carnival, B3*), Receive 1.00% Quarterly,
Pay upon credit default, 6/20/24 82 1 (3) 4
Protection Sold (Relevant Credit:
Carnival, B3*), Receive 1.00% Quarterly,
Pay upon credit default, 12/20/24 105 — (8) 8
Protection Sold (Relevant Credit: FedEx,
Baa2*), Receive 1.00% Quarterly, Pay
upon credit default, 6/21/27 305 7 4 3
Protection Sold (Relevant Credit: Markit
CDX.NA.HY-S41, 5 Year Index), Receive
5.00% Quarterly, Pay upon credit
default, 12/20/28 4,293 288 153 135
Protection Sold (Relevant Credit: Markit
CDX.NA.HY-S42, 5 Year Index), Receive
5.00% Quarterly, Pay upon credit
default, 6/20/29 8,439 545 572 (27)
Protection Sold (Relevant Credit: Markit
CDX.NA.IG-S39, 5 Year Index), Receive
1.00% Quarterly, Pay upon credit
default, 12/20/27 927 20 6 14
Protection Sold (Relevant Credit: Markit
CDX.NA.IG-S42, 5 Year Index), Receive
1.00% Quarterly, Pay upon credit
default, 6/20/29 2,565 57 52 5
Total United States 142
Total Centrally Cleared Credit Default Swaps,
Protection Sold 192

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
Interest Rate Swaps 0.0%
China (0.0)%
5 Year Interest Rate Swap, Pay Fixed
2.830% Quarterly, Receive Variable
1.950% (7 Day Interbank Repo)
Quarterly, 3/20/28 10,360 (42) — (42)
5 Year Interest Rate Swap, Receive
Fixed 2.068% Quarterly, Pay Variable
1.900% (7 Day Interbank Repo)
Quarterly, 4/11/29 776 — — —
5 Year Interest Rate Swap, Receive
Fixed 2.210% Quarterly, Pay Variable
1.900% (7 Day Interbank Repo)
Quarterly, 1/10/29 1,508 1 — 1
5 Year Interest Rate Swap, Receive
Fixed 2.230% Quarterly, Pay Variable
1.900% (7 Day Interbank Repo)
Quarterly, 1/10/29 3,882 3 — 3
5 Year Interest Rate Swap, Receive
Fixed 2.244% Quarterly, Pay Variable
2.080% (7 Day Interbank Repo)
Quarterly, 1/9/29 7,866 6 — 6
Total China (32)
Czech Republic 0.0%
5 Year Interest Rate Swap, Receive
Fixed 4.060% Annually, Pay Variable
6.250% (6M CZK PRIBOR) Semi-
Annually, 7/20/28 8,787 2 — 2
5 Year Interest Rate Swap, Receive
Fixed 4.120% Annually, Pay Variable
6.260% (6M CZK PRIBOR) Semi-
Annually, 7/19/28 4,394 2 — 2
5 Year Interest Rate Swap, Receive
Fixed 4.130% Annually, Pay Variable
6.260% (6M CZK PRIBOR) Semi-
Annually, 7/19/28 1,794 1 — 1
Total Czech Republic 5
Foreign/Europe (0.0)%
30 Year Interest Rate Swap, Pay Fixed
2.852% Annually, Receive Variable
3.912% (6M EURIBOR) Semi-Annually,
9/11/53 288 (22) — (22)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
30 Year Interest Rate Swap, Pay Fixed
3.062% Annually, Receive Variable
3.855% (6M EURIBOR) Semi-Annually,
9/29/53 785 (97) — (97)
Total Foreign/Europe (119)
Mexico 0.0%
20 Year Interest Rate Swap, Pay Fixed
8.425% 28 Days, Receive Variable
11.249% (MXIBTIIE) 28 Days, 4/15/43 18,322 116 — 116
Total Mexico 116
United Kingdom 0.0%
2 Year Interest Rate Swap, Receive
Fixed 4.437% Annually, Pay Variable
5.206% (GBP SONIA) Annually, 4/9/26 430 (4) — (4)
2 Year Interest Rate Swap, Receive
Fixed 4.486% Annually, Pay Variable
5.241% (GBP SONIA) Annually,
12/15/25 2,654 (29) — (29)
5 Year Interest Rate Swap, Pay Fixed
4.145% Annually, Receive Variable
5.202% (GBP SONIA) Annually, 4/23/29 1,173 7 — 7
30 Year Interest Rate Swap, Pay Fixed
0.912% Annually, Receive Variable
5.269% (GBP SONIA) Annually, 9/27/51 179 121 — 121
50 Year Interest Rate Swap, Pay Fixed
4.085% Annually, Receive Variable
5.264% (GBP SONIA) Annually, 10/11/72 104 (5) — (5)
Total United Kingdom 90
United States 0.0%
1 Year Interest Rate Swap, Receive
Fixed 5.140% at Maturity, Pay Variable
5.402% (SOFR) at Maturity, 6/3/24 20,202 (57) — (57)
5 Year Interest Rate Swap, Receive
Fixed 3.940% Annually, Pay Variable
5.334% (SOFR) Annually, 3/15/29 4,999 (130) — (130)
5 Year Interest Rate Swap, Receive
Fixed 4.419% Annually, Pay Variable
5.321% (SOFR) Annually, 4/26/29 6,908 (21) — (21)
10 Year Interest Rate Swap, Pay Fixed
3.576% Annually, Receive Variable
5.370% (SOFR) Annually, 12/19/33 756 49 — 49

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
10 Year Interest Rate Swap, Pay Fixed
3.750% Annually, Receive Variable
5.336% (SOFR) Annually, 3/7/33 2,350 105 — 105
10 Year Interest Rate Swap, Pay Fixed
4.000% Annually, Receive Variable
5.319% (SOFR) Annually, 4/11/34 100 3 — 3
30 Year Interest Rate Swap, Pay Fixed
3.585% Annually, Receive Variable
5.334% (SOFR) Annually, 3/16/54 1,093 87 — 87
30 Year Interest Rate Swap, Pay Fixed
4.007% Annually, Receive Variable
5.321% (SOFR) Annually, 4/27/54 1,594 8 — 8
Total United States 44
Total Centrally Cleared Interest Rate Swaps 104
Zero-Coupon Inflation Swaps 0.0%
Foreign/Europe (0.0)%
4 Year Zero-Coupon Inflation Swap
Pay Fixed 2.107% at Maturity, Receive
Variable (Change in CPI) at Maturity,
4/17/28 100 — — —
5 Year Zero-Coupon Inflation Swap
Pay Fixed 3.093% at Maturity, Receive
Variable (Change in CPI) at Maturity,
8/16/27 804 (3) — (3)
5 Year Zero-Coupon Inflation Swap
Pay Fixed 3.113% at Maturity, Receive
Variable (Change in CPI) at Maturity,
8/16/27 98 — — —
5 Year Zero-Coupon Inflation Swap
Pay Fixed 3.203% at Maturity, Receive
Variable (Change in CPI) at Maturity,
8/16/27 798 (7) 1 (8)
Total Foreign/Europe (11)
United States 0.0%
5 Year Zero-Coupon Inflation Swap
Pay Fixed 2.497% at Maturity, Receive
Variable (Change in CPI) at Maturity,
3/28/29 3,760 23 — 23
10 Year Zero-Coupon Inflation Swap
Pay Fixed 2.420% at Maturity, Receive
Variable (Change in CPI) at Maturity,
12/12/33 246 4 — 4

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
10 Year Zero-Coupon Inflation Swap
Pay Fixed 2.423% at Maturity, Receive
Variable (Change in CPI) at Maturity,
12/12/33 246 4 — 4
10 Year Zero-Coupon Inflation Swap
Pay Fixed 2.425% at Maturity, Receive
Variable (Change in CPI) at Maturity,
12/12/33 246 4 — 4
10 Year Zero-Coupon Inflation Swap
Pay Fixed 2.443% at Maturity, Receive
Variable (Change in CPI) at Maturity,
12/12/33 266 4 — 4
10 Year Zero-Coupon Inflation Swap
Pay Fixed 2.450% at Maturity, Receive
Variable (Change in CPI) at Maturity,
12/12/33 246 4 — 4
10 Year Zero-Coupon Inflation Swap
Pay Fixed 2.470% at Maturity, Receive
Variable (Change in CPI) at Maturity,
12/20/33 3,065 40 — 40
10 Year Zero-Coupon Inflation Swap
Pay Fixed 2.490% at Maturity, Receive
Variable (Change in CPI) at Maturity,
1/25/33 118 3 — 3
10 Year Zero-Coupon Inflation Swap
Pay Fixed 2.539% at Maturity, Receive
Variable (Change in CPI) at Maturity,
3/28/33 423 6 — 6
10 Year Zero-Coupon Inflation Swap
Pay Fixed 2.543% at Maturity, Receive
Variable (Change in CPI) at Maturity,
3/28/33 194 2 — 2
10 Year Zero-Coupon Inflation Swap
Pay Fixed 2.544% at Maturity, Receive
Variable (Change in CPI) at Maturity,
3/28/34 3,200 27 — 27

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
10 Year Zero-Coupon Inflation Swap
Pay Fixed 2.605% at Maturity, Receive
Variable (Change in CPI) at Maturity,
4/11/34 150 — — —
Total United States 121
Total Centrally Cleared Zero-Coupon Inflation
Swaps 110
Total Centrally Cleared Swaps (93)
Net payments (receipts) of variation margin to date 80
Variation margin receivable (payable) on centrally cleared swaps $ (13)
* Credit ratings as of April 30, 2024. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.
** Includes interest purchased or sold but not yet collected of $(75).

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Bank of America 5/3/24 CHF 666 USD 733 $ (8)
Bank of America 5/3/24 COP 27,307,351 USD 7,004 (46)
Bank of America 5/3/24 USD 6,884 COP 27,307,351 (74)
Bank of America 5/17/24 USD 749 PLN 3,040 (1)
Bank of America 5/24/24 USD 1,252 EUR 1,155 18
Bank of America 5/24/24 USD 748 SEK 7,870 33
Bank of America 6/5/24 COP 27,307,351 USD 6,848 74
Bank of America 6/7/24 MYR 630 USD 132 —
Bank of America 6/7/24 USD 1,261 MYR 6,005 5
Bank of America 6/7/24 USD 123 THB 4,549 —
Bank of America 6/12/24 VND 6,856,581 USD 278 (7)
Bank of America 6/14/24 USD 403 CNH 2,911 1
Bank of America 7/12/24 HUF 14,849 USD 41 —
Bank of America 7/12/24 USD 2,089 MXN 34,804 81
Barclays Bank 5/2/24 AUD 2,891 USD 1,897 (24)
Barclays Bank 5/2/24 USD 1,635 GBP 1,308 1
Barclays Bank 5/3/24 PEN 3,743 USD 1,001 (7)
Barclays Bank 5/3/24 TRY 50,651 USD 1,510 49
Barclays Bank 5/3/24 USD 997 PEN 3,743 3
Barclays Bank 5/3/24 USD 3,519 TRY 114,080 8
Barclays Bank 5/3/24 USD 3,488 ZAR 65,259 21
Barclays Bank 5/3/24 ZAR 65,260 USD 3,438 28
Barclays Bank 5/10/24 CLP 248,210 USD 258 1
Barclays Bank 5/24/24 EUR 96 USD 105 (2)
Barclays Bank 5/24/24 USD 316 EUR 293 3
Barclays Bank 5/24/24 USD 5,050 GBP 4,008 41
Barclays Bank 6/4/24 TRY 114,080 USD 3,407 (10)
Barclays Bank 6/4/24 USD 1,899 AUD 2,891 24
Barclays Bank 6/4/24 ZAR 65,260 USD 3,479 (21)
Barclays Bank 6/7/24 USD 613 PHP 34,370 18
Barclays Bank 6/14/24 USD 2,086 CNH 14,920 24
Barclays Bank 7/12/24 HUF 18,779 USD 51 —
Barclays Bank 7/12/24 TRY 20,214 USD 570 8
Barclays Bank 7/12/24 USD 1,140 ZAR 21,392 10
Barclays Bank 7/12/24 USD 281 ZAR 5,346 (1)
BNP Paribas 5/3/24 BRL 27,460 USD 5,465 (179)
BNP Paribas 5/3/24 MXN 139,087 USD 8,363 (248)
BNP Paribas 5/3/24 TRY 40,851 USD 1,214 44
BNP Paribas 5/3/24 USD 5,310 BRL 27,460 23

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
BNP Paribas 5/3/24 USD 775 MXN 13,377 $ (5)
BNP Paribas 5/6/24 CNH 79,080 USD 10,893 12
BNP Paribas 5/10/24 USD 214 CLP 210,713 (6)
BNP Paribas 5/24/24 EUR 746 USD 795 2
BNP Paribas 5/24/24 EUR 486 USD 521 (2)
BNP Paribas 5/24/24 USD 1,293 EUR 1,206 4
BNP Paribas 6/4/24 USD 10,909 CNH 79,080 (11)
BNP Paribas 6/7/24 USD 580 THB 20,700 20
BNP Paribas 6/28/24 HUF 145,470 USD 394 2
BNP Paribas 7/12/24 HUF 33,055 USD 91 (1)
BNP Paribas 7/12/24 USD 165 ZAR 3,090 2
BNY Mellon 5/24/24 EUR 290 USD 311 (1)
BNY Mellon 6/28/24 CZK 8,730 USD 373 (2)
Canadian Imperial Bank
of Commerce 5/3/24 USD 1,237 ILS 4,607 6
Canadian Imperial Bank
of Commerce 5/24/24 AUD 1,355 USD 893 (15)
Canadian Imperial Bank
of Commerce 5/24/24 USD 619 AUD 945 7
Canadian Imperial Bank
of Commerce 7/12/24 MXN 5,363 USD 310 —
Citibank 5/2/24 JPY 371,786 USD 2,389 (31)
Citibank 5/3/24 USD 2,701 ILS 10,228 (33)
Citibank 5/10/24 CLP 62,497 USD 64 1
Citibank 5/10/24 USD 1,087 CLP 1,037,514 6
Citibank 5/17/24 RSD 41,252 USD 377 (1)
Citibank 5/17/24 USD 389 RSD 42,174 5
Citibank 5/24/24 GBP 710 USD 900 (13)
Citibank 6/4/24 BRL 1,145 USD 229 (9)
Citibank 6/4/24 USD 2,401 JPY 371,786 31
Citibank 7/12/24 USD 408 HUF 147,512 7
Citibank 7/18/24 ILS 3,390 USD 911 (2)
Citibank 7/18/24 USD 2,254 ILS 8,446 (12)
Citibank 7/19/24 JPY 75,595 USD 492 (7)
Citibank 8/16/24 USD 376 RSD 41,252 (1)
Citibank 10/16/24 EGP 4,935 USD 98 —
Citibank 3/12/25 EGP 2,889 USD 51 3
Citibank 3/18/25 EGP 1,496 USD 27 2
Citibank 3/26/25 EGP 2,842 USD 53 1
Citibank 3/27/25 EGP 5,191 USD 95 2

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Deutsche Bank 5/2/24 USD 2,630 JPY 397,032 $ 112
Deutsche Bank 5/2/24 USD 594 NZD 996 7
Deutsche Bank 5/3/24 INR 318,873 USD 3,818 3
Deutsche Bank 5/3/24 INR 318,873 USD 3,822 —
Deutsche Bank 5/3/24 SGD 15,356 USD 11,286 (35)
Deutsche Bank 5/3/24 TWD 185,132 USD 5,693 (9)
Deutsche Bank 5/3/24 USD 3,827 INR 318,873 6
Deutsche Bank 5/3/24 USD 3,818 INR 318,873 (3)
Deutsche Bank 5/3/24 USD 745 SEK 7,883 30
Deutsche Bank 5/3/24 USD 5,694 TWD 185,132 10
Deutsche Bank 5/10/24 CLP 124,994 USD 129 1
Deutsche Bank 5/17/24 PLN 3,040 USD 763 (14)
Deutsche Bank 5/24/24 EUR 1,593 USD 1,727 (26)
Deutsche Bank 5/24/24 SEK 14,320 USD 1,386 (85)
Deutsche Bank 5/24/24 USD 1,194 AUD 1,820 14
Deutsche Bank 5/24/24 USD 614 EUR 566 10
Deutsche Bank 6/4/24 INR 318,873 USD 3,823 (8)
Deutsche Bank 6/4/24 USD 11,302 SGD 15,356 35
Deutsche Bank 6/4/24 USD 5,700 TWD 185,132 26
Deutsche Bank 6/5/24 NZD 995 USD 594 (7)
Deutsche Bank 6/7/24 USD 41 MYR 195 —
Deutsche Bank 7/5/24 USD 244 IDR 3,873,710 7
Goldman Sachs 5/3/24 KRW 5,994,353 USD 4,350 (13)
Goldman Sachs 5/3/24 TWD 185,132 USD 5,694 (10)
Goldman Sachs 5/3/24 USD 9,771 SGD 13,162 128
Goldman Sachs 5/24/24 EUR 665 USD 722 (12)
Goldman Sachs 5/24/24 USD 273 GBP 217 2
Goldman Sachs 5/24/24 USD 613 SEK 6,450 27
Goldman Sachs 6/4/24 BRL 1,989 USD 378 4
Goldman Sachs 6/4/24 BRL 6,977 USD 1,377 (38)
Goldman Sachs 6/4/24 USD 1,328 BRL 6,842 14
Goldman Sachs 6/7/24 THB 9,204 USD 254 (5)
Goldman Sachs 6/7/24 USD 891 COP 3,535,855 (5)
Goldman Sachs 6/7/24 USD 264 THB 9,378 10
Goldman Sachs 7/5/24 USD 116 IDR 1,896,822 —
Goldman Sachs 7/5/24 USD 1,594 TWD 50,433 46
Goldman Sachs 7/19/24 JPY 40,880 USD 264 (2)
Goldman Sachs 7/19/24 NZD 83 USD 50 (1)
HSBC Bank 5/2/24 GBP 375 USD 474 (5)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
HSBC Bank 5/2/24 USD 1,686 GBP 1,335 $ 18
HSBC Bank 5/3/24 CLP 810,702 USD 857 (13)
HSBC Bank 5/3/24 MYR 44,293 USD 9,270 9
HSBC Bank 5/3/24 NOK 8,220 USD 758 (18)
HSBC Bank 5/3/24 THB 329,950 USD 8,951 (46)
HSBC Bank 5/3/24 USD 661 EUR 616 3
HSBC Bank 5/24/24 EUR 650 USD 696 (2)
HSBC Bank 5/24/24 USD 282 GBP 227 (1)
HSBC Bank 6/4/24 USD 856 CLP 810,702 12
HSBC Bank 6/4/24 USD 1,126 KRW 1,545,906 9
HSBC Bank 6/5/24 USD 9,290 MYR 44,293 27
HSBC Bank 6/5/24 USD 8,967 THB 329,950 38
HSBC Bank 6/7/24 PHP 15,489 USD 277 (9)
HSBC Bank 6/7/24 THB 20,385 USD 563 (11)
HSBC Bank 6/7/24 USD 562 MYR 2,651 8
HSBC Bank 6/14/24 SGD 1,500 USD 1,121 (19)
HSBC Bank 7/5/24 IDR 6,866,609 USD 434 (12)
HSBC Bank 7/5/24 USD 312 INR 26,093 —
HSBC Bank 7/5/24 USD 166 INR 13,879 —
HSBC Bank 7/12/24 USD 30 CZK 698 —
HSBC Bank 7/12/24 ZAR 10,691 USD 556 8
JPMorgan Chase 5/2/24 JPY 25,246 USD 168 (7)
JPMorgan Chase 5/3/24 BRL 5,561 USD 1,075 (5)
JPMorgan Chase 5/3/24 CAD 2,964 USD 2,190 (37)
JPMorgan Chase 5/3/24 CHF 1,273 USD 1,416 (31)
JPMorgan Chase 5/3/24 HUF 733,149 USD 2,004 (6)
JPMorgan Chase 5/3/24 KRW 2,161,206 USD 1,568 (5)
JPMorgan Chase 5/3/24 TRY 22,578 USD 687 8
JPMorgan Chase 5/3/24 USD 1,110 BRL 5,561 40
JPMorgan Chase 5/3/24 USD 966 CZK 22,520 11
JPMorgan Chase 5/3/24 USD 6,059 KRW 8,155,559 159
JPMorgan Chase 5/3/24 USD 62 MXN 1,036 2
JPMorgan Chase 5/3/24 USD 9,375 MYR 44,293 96
JPMorgan Chase 5/3/24 USD 6,987 THB 254,977 105
JPMorgan Chase 5/3/24 USD 5,788 TWD 185,132 103
JPMorgan Chase 5/6/24 USD 10,907 CNH 79,080 2
JPMorgan Chase 5/17/24 PLN 3,363 USD 837 (8)
JPMorgan Chase 5/17/24 RSD 922 USD 9 —
JPMorgan Chase 5/17/24 USD 59 PLN 233 1

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
JPMorgan Chase 5/24/24 AUD 1,410 USD 933 $ (19)
JPMorgan Chase 5/24/24 USD 500 EUR 458 11
JPMorgan Chase 5/24/24 USD 350 EUR 328 (1)
JPMorgan Chase 5/24/24 USD 309 GBP 248 (1)
JPMorgan Chase 6/7/24 COP 169,812 USD 44 (1)
JPMorgan Chase 6/7/24 MYR 572 USD 120 —
JPMorgan Chase 7/12/24 USD 280 ZAR 5,285 1
JPMorgan Chase 9/4/24 EGP 4,400 USD 81 7
Morgan Stanley 5/3/24 BRL 21,899 USD 4,234 (18)
Morgan Stanley 5/3/24 PEN 3,743 USD 997 (3)
Morgan Stanley 5/3/24 USD 4,236 BRL 21,899 20
Morgan Stanley 5/3/24 USD 1,003 PEN 3,743 8
Morgan Stanley 5/3/24 USD 2,052 THB 74,973 28
Morgan Stanley 5/10/24 USD 215 CLP 210,713 (4)
Morgan Stanley 5/24/24 USD 290 EUR 272 —
Morgan Stanley 6/4/24 BRL 22,562 USD 4,359 (27)
Morgan Stanley 6/4/24 PEN 3,743 USD 1,002 (9)
Morgan Stanley 6/4/24 USD 620 BRL 3,115 22
Morgan Stanley 6/7/24 USD 418 COP 1,673,201 (6)
Morgan Stanley 6/7/24 USD 127 THB 4,676 —
Morgan Stanley 7/5/24 USD 132 IDR 2,156,217 —
Morgan Stanley 7/5/24 USD 362 TWD 11,545 7
NatWest Bank 5/3/24 USD 479 NOK 5,157 15
RBC Dominion
Securities 5/3/24 EUR 2,411 USD 2,578 (5)
RBC Dominion
Securities 5/3/24 USD 2,169 CAD 2,964 16
RBC Dominion
Securities 5/3/24 USD 1,941 EUR 1,795 25
RBC Dominion
Securities 6/4/24 CAD 2,964 USD 2,170 (16)
RBC Dominion
Securities 6/4/24 USD 2,581 EUR 2,411 5
RBC Dominion
Securities 7/12/24 MXN 9,417 USD 548 (5)
RBC Dominion
Securities 7/19/24 USD 490 AUD 753 1
RBC Dominion
Securities 7/19/24 USD 204 CAD 281 (1)
Standard Chartered 5/2/24 CAD 5,912 USD 4,303 (9)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Standard Chartered 5/2/24 USD 2,168 AUD 3,318 $ 18
Standard Chartered 5/2/24 USD 4,371 CAD 5,912 76
Standard Chartered 5/3/24 KRW 7,866,237 USD 5,741 (50)
Standard Chartered 5/3/24 USD 5,708 KRW 7,866,237 18
Standard Chartered 5/10/24 USD 455 CLP 446,480 (10)
Standard Chartered 6/4/24 USD 319 BRL 1,620 8
Standard Chartered 6/4/24 USD 4,305 CAD 5,912 8
Standard Chartered 6/4/24 USD 5,750 KRW 7,866,237 66
Standard Chartered 6/7/24 USD 558 THB 20,385 6
Standard Chartered 7/19/24 JPY 40,630 USD 264 (3)
State Street 5/2/24 GBP 2,268 USD 2,844 (10)
State Street 5/2/24 NZD 996 USD 598 (11)
State Street 5/3/24 CHF 3,263 USD 3,583 (31)
State Street 5/3/24 CZK 37,773 USD 1,610 (7)
State Street 5/3/24 SEK 7,883 USD 719 (3)
State Street 5/3/24 USD 280 CLP 273,575 (5)
State Street 5/3/24 USD 2,011 HUF 733,149 13
State Street 5/10/24 CLP 12,096 USD 12 —
State Street 5/17/24 USD 1,434 PLN 5,697 30
State Street 5/24/24 EUR 237 USD 258 (4)
State Street 5/24/24 USD 5,118 EUR 4,732 63
State Street 6/4/24 BRL 1,761 USD 352 (14)
State Street 6/4/24 HUF 733,149 USD 2,008 (13)
State Street 6/4/24 USD 495 BRL 2,511 13
State Street 6/4/24 USD 3,595 CHF 3,263 31
State Street 6/4/24 USD 1,610 CZK 37,773 7
State Street 6/4/24 USD 2,844 GBP 2,268 10
State Street 6/4/24 USD 720 SEK 7,883 3
State Street 6/7/24 USD 7 THB 251 —
State Street 7/12/24 HUF 39,295 USD 106 —
State Street 7/12/24 HUF 11,499 USD 31 —
State Street 7/12/24 ZAR 10,726 USD 562 4
State Street 7/18/24 USD 430 ILS 1,591 4
State Street 7/19/24 AUD 166 USD 107 1
State Street 7/19/24 USD 923 JPY 139,338 29
State Street 7/19/24 USD 883 NZD 1,467 19
UBS Investment Bank 5/3/24 ILS 20,068 USD 5,355 9
UBS Investment Bank 5/3/24 KRW 289,322 USD 216 (7)
UBS Investment Bank 5/3/24 USD 5,764 CHF 5,202 103

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
UBS Investment Bank 5/3/24 USD 642 CZK 15,253 $ (5)
UBS Investment Bank 5/3/24 USD 210 KRW 289,322 1
UBS Investment Bank 5/3/24 USD 7,340 MXN 124,674 66
UBS Investment Bank 5/3/24 USD 995 SGD 1,352 4
UBS Investment Bank 5/10/24 CLP 62,497 USD 64 1
UBS Investment Bank 5/10/24 CLP 250,477 USD 264 (3)
UBS Investment Bank 5/10/24 USD 115 CLP 109,167 1
UBS Investment Bank 5/10/24 USD 925 CLP 904,932 (18)
UBS Investment Bank 5/24/24 GBP 312 USD 389 1
UBS Investment Bank 5/24/24 GBP 682 USD 859 (6)
UBS Investment Bank 5/24/24 USD 1,375 EUR 1,271 17
UBS Investment Bank 6/4/24 BRL 2,880 USD 557 (4)
UBS Investment Bank 6/4/24 MXN 124,674 USD 7,303 (66)
UBS Investment Bank 6/4/24 USD 923 BRL 4,645 31
UBS Investment Bank 6/4/24 USD 5,362 ILS 20,068 (10)
UBS Investment Bank 6/7/24 PHP 13,944 USD 247 (6)
UBS Investment Bank 6/7/24 USD 138 COP 550,322 (2)
UBS Investment Bank 6/7/24 USD 245 PHP 13,725 8
UBS Investment Bank 6/7/24 USD 264 THB 9,441 8
UBS Investment Bank 7/12/24 HUF 11,566 USD 31 —
UBS Investment Bank 7/12/24 HUF 18,469 USD 50 —
UBS Investment Bank 7/19/24 USD 925 JPY 139,897 27
Wells Fargo 5/2/24 AUD 427 USD 281 (5)
Wells Fargo 5/3/24 COP 27,307,351 USD 7,062 (104)
Wells Fargo 5/3/24 USD 571 CLP 537,127 12
Wells Fargo 5/3/24 USD 7,004 COP 27,307,351 46
Wells Fargo 5/3/24 USD 1,426 ILS 5,233 28
Wells Fargo 5/3/24 USD 278 NOK 3,063 2
Wells Fargo 5/3/24 USD 626 SGD 842 9
Wells Fargo 5/10/24 CLP 1,914,467 USD 2,031 (37)
Wells Fargo 5/10/24 USD 116 CLP 109,167 2
Wells Fargo 5/10/24 USD 621 CLP 610,465 (15)
Wells Fargo 6/4/24 NOK 3,063 USD 278 (2)
Wells Fargo 6/7/24 COP 1,812,997 USD 458 2
Wells Fargo 6/7/24 USD 138 COP 555,881 (3)
Net unrealized gain (loss) on open forward
currency exchange contracts $ 886

T. ROWE PRICE Multi-Strategy Total Return Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 19 CAC40 Index contracts 5/24 (1,613) $ 6
Long, 5 Hang Seng Index contracts 5/24 566 21
Long, 640 OMX Swedish Index contracts 5/24 14,803 240
Long, 64 Commonwealth of Australia ten year
bond contracts 6/24 4,665 (170)
Short, 12 DAX Performance Index contracts 6/24 (5,793) 57
Short, 4 E-Mini Dow Jones Industrial Average
Index Contract 6/24 (760) 23
Short, 136 Euro BOBL contracts 6/24 (16,898) 209
Long, 18 Euro BTP contracts 6/24 2,247 (1)
Long, 5 Euro BUND contracts 6/24 694 (6)
Long, 57 Euro BUXL thirty year bond contracts 6/24 7,842 (300)
Long, 29 Euro OAT contracts 6/24 3,883 (67)
Short, 278 Euro SCHATZ contracts 6/24 (31,184) 180
Short, 146 Euro STOXX contracts 6/24 (7,630) 118
Short, 60 FTSE 100 Index contracts 6/24 (6,117) (104)
Long, 29 FTSE MIB Index contracts 6/24 5,185 68
Short, 54 Government of Canada ten year bond
contracts 6/24 (4,589) 125
Short, 4 Government of Japan ten year bond
contracts 6/24 (3,665) (9)
Long, 66 Mini ten year JGB contracts 6/24 6,046 (56)
Short, 102 MSCI EAFE Index contracts 6/24 (11,564) 368
Short, 144 MSCI Emerging Markets Index
contracts 6/24 (7,502) (39)
Long, 7 Republic of South Korea ten year bond
contracts 6/24 562 (15)
Short, 12 S&P 500 E-Mini Index Communication
Services Sector contracts 6/24 (1,230) 35
Short, 10 S&P 500 E-Mini Index Consumer
Discretionary Sector contracts 6/24 (1,785) 24
Long, 10 S&P 500 E-Mini Index Consumer Staples
Sector contracts 6/24 765 3
Short, 26 S&P 500 E-Mini Index contracts 6/24 (6,587) 22
Short, 8 S&P 500 E-Mini Index Energy Sector
contracts 6/24 (788) 18
Long, 17 S&P 500 E-Mini Index Financial Sector
contracts 6/24 2,127 (52)
Long, 18 S&P 500 E-Mini Index Health Care
Sector contracts 6/24 2,566 (82)

T. ROWE PRICE Multi-Strategy Total Return Fund

FUTURES CONTRACTS (CONTINUED)
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 15 S&P 500 E-Mini Index Industrial Sector
contracts 6/24 1,848 $ (22)
Short, 6 S&P 500 E-Mini Index Materials Sector
contracts 6/24 (567) 7
Long, 3 S&P 500 E-Mini Index Real Estate Select
Sector contracts 6/24 133 (15)
Short, 32 S&P 500 E-Mini Index Technology Sector
contracts 6/24 (6,372) 299
Long, 25 S&P 500 E-Mini Index Utilities Sector
contracts 6/24 1,690 77
Short, 221 S&P 500 Micro E-Mini Index contracts 6/24 (5,599) 91
Short, 38 S&P/ASX 200 Index contracts 6/24 (4,729) 22
Short, 95 S&P/TSX 60 Index contracts 6/24 (18,008) 261
Long, 48 TOPIX Index contracts 6/24 8,360 156
Long, 15 U.K. Gilt ten year contracts 6/24 1,795 (67)
Long, 27 U.S. Treasury Long Bond contracts 6/24 3,073 (41)
Long, 20 U.S. Treasury Notes five year contracts 6/24 2,095 (13)
Short, 129 U.S. Treasury Notes ten year contracts 6/24 (13,859) 338
Long, 30 U.S. Treasury Notes two year contracts 6/24 6,080 (12)
Short, 47 Ultra U.S. Treasury Bonds contracts 6/24 (5,619) 343
Short, 7 Ultra U.S. Treasury Notes ten year
contracts 6/24 (771) 27
Long, 84 Three Month SOFR Futures contracts 3/25 19,937 (35)
Short, 124 Three Month SOFR Futures contracts 3/26 (29,627) 54
Net payments (receipts) of variation margin to date (821)
Variation margin receivable (payable) on open futures contracts $ 1,265

T. ROWE PRICE Multi-Strategy Total Return Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control.
The following securities were considered affiliated companies for all or some portion of the six months ended April 30, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
5.37% $ — $ — $ 2,635++
Totals $ —# $ — $ 2,635+
Supplementary Investment Schedule
Affiliate
Value
10/31/23
Purchase
Cost
Sales
Cost
Value
04/30/24
T. Rowe Price Government
Reserve Fund, 5.37% $ 107,256  ¤   ¤ $ 108,733
Total $ 108,733^
#
Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++
Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4 .
+
Investment income comprised $2,635 of dividend income and $0 of interest income.
¤
Purchase and sale information not shown for cash management funds.
^
The cost basis of investments in affiliated companies was $108,733.

T. ROWE PRICE Multi-Strategy Total Return Fund
April 30, 2024 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $302,139) $ 312,054
Cash deposits on futures contracts 8,572
Unrealized gain on bilateral swaps 4,875
Unrealized gain on forward currency exchange contracts 2,753
Receivable for investment securities sold 2,549
Cash deposits on centrally cleared swaps 1,829
Interest and dividends receivable 1,574
Variation margin receivable on futures contracts 1,265
Restricted cash pledged for bilateral derivatives 946
Foreign currency (cost $472) 470
Bilateral swap premiums paid 119
Cash 63
Receivable for shares sold 22
Due from affiliates 5
Other assets 735
Total assets 337,831
Liabilities
Payable for investment securities purchased 15,897
Unrealized loss on bilateral swaps 4,868
Obligation to return securities lending collateral 2,921
Unrealized loss on forward currency exchange contracts 1,867
Options written (premiums $1,125) 1,014
Bilateral swap premiums received 283
Investment management fees payable 252
Variation margin payable on centrally cleared swaps 13
Payable for shares redeemed 3
Other liabilities 86
Total liabilities 27,204
Commitments and Contingent Liabilities (note 7 )
NET ASSETS $ 310,627

T. ROWE PRICE Multi-Strategy Total Return Fund
April 30, 2024 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ (40,517)
Paid-in capital applicable to 32,327,536 shares of $0.0001
par value capital stock outstanding; 1,000,000,000 shares
authorized 351,144
NET ASSETS $ 310,627
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $20,818; Shares outstanding: 2,148,173) $ 9.69
I Class
(Net assets: $289,809; Shares outstanding: 30,179,363) $ 9.60

T. ROWE PRICE Multi-Strategy Total Return Fund
(Unaudited)
Statement of Operations

($000s)
6 Months
Ended
4/30/24
Investment Income (Loss)
Income
    Interest (net of foreign taxes of $21) $ 5,198
Dividend (net of foreign taxes of $16) 2,970
Securities lending 13
Other 5
Total income 8,186
Expenses
Investment management 1,513
Shareholder servicing
Investor Class $ 24
I Class 4 28
Prospectus and shareholder reports
Investor Class 2
I Class 6 8
Custody and accounting 105
Legal and audit 46
Registration 31
Directors 1
Waived / paid by Price Associates (104)
Total expenses 1,628
Net investment income 6,558

T. ROWE PRICE Multi-Strategy Total Return Fund
(Unaudited)
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
4/30/24
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities 3,112
Futures (461)
Swaps 3,172
Options written (5,332)
Forward currency exchange contracts (2)
Foreign currency transactions 30
Net realized gain 519
Change in net unrealized gain / loss
Securities 13,529
Futures (721)
Swaps (2,464)
Options written 246
Forward currency exchange contracts 160
Change in net unrealized gain / loss 10,750
Net realized and unrealized gain / loss 11,269
INCREASE IN NET ASSETS FROM OPERATIONS $ 17,827

T. ROWE PRICE Multi-Strategy Total Return Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
4/30/24
Year
Ended
10/31/23
Increase (Decrease) in Net Assets
Operations
Net investment income $ 6,558 $ 13,614
Net realized gain (loss) 519 (19,149)
Change in net unrealized gain / loss 10,750 20,792
Increase in net assets from operations 17,827 15,257
Distributions to shareholders
Net earnings
Investor Class (1,251) (819)
I Class (17,605) (10,195)
Decrease in net assets from distributions (18,856) (11,014)
Capital share transactions
*
Shares sold
Investor Class 2,041 5,588
I Class 3,591 7,608
Distributions reinvested
Investor Class 1,246 811
I Class 17,503 10,060
Shares redeemed
Investor Class (8,484) (23,164)
I Class (7,110) (54,526)
Increase (decrease) in net assets from capital
share transactions 8,787 (53,623)
Net Assets
Increase (decrease) during period 7,758 (49,380)
Beginning of period 302,869 352,249
End of period $ 310,627 $ 302,869
*
Share information (000s)
Shares sold
Investor Class 214 586
I Class 380 802
Distributions reinvested
Investor Class 135 87
I Class 1,913 1,087
Shares redeemed
Investor Class (882) (2,433)
I Class (755) (5,702)
Increase (decrease) in shares outstanding 1,005 (5,573)

T. ROWE PRICE Multi-Strategy Total Return Fund
Unaudited
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Multi-Strategy Total Return Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks strong long-term risk-adjusted returns. The fund has two classes of shares: the Multi-
Strategy Total Return Fund (Investor Class) and the Multi-Strategy Total Return
Fund–I Class (I Class). I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to both classes; and, in all other respects, the same rights and obligations as the other class.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected as interest income. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Earnings on investments recognized as partnerships for federal income tax purposes reflect the tax character of such

T. ROWE PRICE Multi-Strategy Total Return Fund

earnings. Distributions from REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4
p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe
Price Associates, Inc., or its agents.
New Accounting Guidance  The FASB issued Accounting Standards Update
(ASU), ASU 2020–04, Reference Rate Reform (Topic 848) – Facilitation of
the Effects of Reference Rate Reform on Financial Reporting in March 2020
and ASU 2021-01 in January 2021 which provided further amendments and clarifications to Topic 848. These ASUs provide optional, temporary relief

T. ROWE PRICE Multi-Strategy Total Return Fund

with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank
Offered Rate (LIBOR), and other interbank-offered based reference rates, through December 31, 2022. In December 2022, FASB issued ASU 2022-
06 which defers the sunset date of Topic 848 from December 31, 2022 to
December 31, 2024, after which entities will no longer be permitted to apply the relief in Topic 848. Management intends to rely upon the relief provided under Topic 848, which is not expected to have a material impact on the fund's financial  statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Multi-Strategy Total Return Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the  over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

T. ROWE PRICE Multi-Strategy Total Return Fund

The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund’s portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Investments in private investment companies are valued at the investee’s NAV per share as of the valuation date, if available. If the investee’s NAV is not available as of the valuation date or is not calculated in accordance with GAAP, the Valuation Designee may adjust the investee’s
NAV to reflect fair value at the valuation date. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices.
Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are

T. ROWE PRICE Multi-Strategy Total Return Fund

deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Multi-Strategy Total Return Fund

Valuation Inputs   The following table summarizes the fund’s financial
instruments, based on the inputs used to determine their fair values on April 30,
2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 48,453 $ — $ 48,453
Bank Loans — 36,951 2,021 38,972
Common Stocks 44,136 13,215 178 57,529
Convertible Bonds — 3,955 76 4,031
Convertible Preferred Stocks — 301 341 642
Corporate Bonds — 51,375 191 51,566
Preferred Stocks 512 539 — 1,051
Private Investment Company
2
— — — 53
Short-Term Investments 105,812 159 — 105,971
Securities Lending Collateral 2,921 — — 2,921
Options Purchased 101 764 — 865
Total Securities 153,482 155,712 2,807 312,054
Swaps* — 5,893 — 5,893
Forward Currency Exchange
Contracts — 2,753 — 2,753
Futures Contracts* 3,192 — — 3,192
Total $ 156,674 $ 164,358 $ 2,807 $ 323,892
Liabilities
Options Written $ — $ 1,014 $ — $ 1,014
Swaps* — 6,143 — 6,143
Forward Currency Exchange
Contracts — 1,867 — 1,867
Futures Contracts* 1,106 — — 1,106
Total $ 1,106 $ 9,024 $ — $ 10,130

T. ROWE PRICE Multi-Strategy Total Return Fund

NOTE 3 - DERIVATIVE INSTRUMENTS
During the six months ended April 30, 2024, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust portfolio duration and credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of April 30, 2024, and the related location on the accompanying Statement of
Assets and Liabilities, presented by primary underlying risk exposure:
1
Includes Asset-Backed Securities, Government Bonds, Municipal Securities, Non-U.S.
Government Mortgage-Backed Securities and U.S. Government Agency Obligations
(Excluding Mortgage-Backed).
2
In accordance with Subtopic 820-10, certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Portfolio of Investments.
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Multi-Strategy Total Return Fund

($000s)
Location on Statement of
Assets and Liabilities Fair Value*
Assets
Inflation derivatives Centrally Cleared Swaps $ 121
Interest rate derivatives Bilateral Swaps, Centrally Cleared
Swaps, Futures, Securities^ 2,108
Foreign exchange derivatives Forwards, Securities^ 2,951
Credit derivatives Bilateral Swaps and Premiums,
Centrally Cleared Swaps, Securities^ 518
Commodity derivatives Bilateral Swaps 19
Equity derivatives Bilateral Swaps, Futures, Securities^ 6,986
^
,*
Total $ 12,703
^
,*
Liabilities
Inflation derivatives Centrally Cleared Swaps $ 11
Interest rate derivatives Bilateral Swaps, Centrally Cleared
Swaps, Futures, Options Written 1,386
Foreign exchange derivatives Forwards, Options Written 1,939
Credit derivatives Bilateral Swaps and Premiums,
Centrally Cleared Swaps, Options
Written 1,076
Commodity derivatives Bilateral Swaps and Premiums 11
Equity derivatives Bilateral Swaps and Premiums,
Futures, Options Written 5,707
Total $ 10,130
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the value reflected on the accompanying Statement of
Assets and Liabilities is only the unsettled variation margin receivable (payable) at that date.
^ Options purchased are reported as securities and are reflected in the accompanying
Portfolio of Investments.

T. ROWE PRICE Multi-Strategy Total Return Fund

Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the six months ended April 30, 2024, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
($000s)
Location of Gain (Loss) on Statement of Operations
Securities^
Options
Written Futures
Forward
Currency
Exchange
Contracts Swaps Total
Realized
Gain (Loss)
Inflation
derivatives $ — $ — $ — $ — $ (8) $ (8)
Interest rate
derivatives (58) (7) 1,162 — (325) 772
Foreign
exchange
derivatives (126) 22 — (2) — (106)
Credit
derivatives (103) 5 — — (562) (660)
Equity
derivatives (213) (5,352) (1,623) — 4,103 (3,085)
Commodity
derivatives — — — — (36) (36)
Total $ (500) $ (5,332) $ (461) $ (2) $ 3,172 $ (3,123)

T. ROWE PRICE Multi-Strategy Total Return Fund

Counterparty Risk and Collateral  The fund invests in derivatives in various markets, which expose it to differing levels of counterparty risk. Counterparty risk on exchange-traded and centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps, is minimal because the clearinghouse provides protection against counterparty defaults.
For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Derivatives, such as non-cleared bilateral swaps, forward currency exchange contracts, and OTC options, that are transacted and settle directly with a counterparty (bilateral derivatives) may expose the fund to greater counterparty risk. To mitigate this risk, the fund has entered into master netting arrangements
($000s)
Location of Gain (Loss) on Statement of Operations
Securities^
Options
Written Futures
Forward
Currency
Exchange
Contracts Swaps Total
Change in
Unrealized
Gain (Loss)
Inflation
derivatives $ — $ — $ — $ — $ 92 $ 92
Interest rate
derivatives 141 (117) (1,042) — (690) (1,708)
Foreign
exchange
derivatives 75 (33) — 160 — 202
Credit
derivatives 15 135 — — (373) (223)
Equity
derivatives 115 261 321 — (1,509) (812)
Commodity
derivatives — — — — 16 16
Total $ 346 $ 246 $ (721) $ 160 $ (2,464) $ (2,433)
^ Options purchased are reported as securities.

T. ROWE PRICE Multi-Strategy Total Return Fund

(MNAs) with certain counterparties that permit net settlement under specified conditions and, for certain counterparties, also require the exchange of collateral to cover mark-to-market exposure. MNAs may be in the form of International
Swaps and Derivatives Association master agreements (ISDAs) or foreign exchange letter agreements (FX letters).
MNAs provide the ability to offset amounts the fund owes a counterparty against amounts the counterparty owes the fund (net settlement). Both ISDAs and FX letters generally allow termination of transactions and net settlement upon the occurrence of contractually specified events, such as failure to pay or bankruptcy. In addition, ISDAs specify other events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade in credit rating of a counterparty below a specified rating would allow the fund to terminate, while a decline in the fund’s net assets of more than a specified percentage would allow the counterparty to terminate. Upon termination, all transactions with that counterparty would be liquidated and a net termination amount settled. ISDAs typically include collateral agreements whereas FX letters do not. Collateral requirements are determined daily based on the net aggregate unrealized gain or loss on all bilateral derivatives with a counterparty, subject to minimum transfer amounts that typically range from $100,000 to
$250,000. Any additional collateral required due to changes in security values is typically transferred the next business day.
Collateral may be in the form of cash or debt securities issued by the U.S.
government or related agencies, although other securities may be used depending on the terms outlined in the applicable MNA. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. Collateral pledged by counterparties is not included in the fund’s assets because the fund does not obtain effective control over those assets.
For bilateral derivatives, collateral posted by the fund is held in a segregated account at the fund’s custodian. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared, and OTC and bilateral derivatives may be unwound with counterparties or transactions assigned to other counterparties to allow the fund to exit the transaction. This ability is subject to the liquidity of underlying positions. As of April 30, 2024, cash of $10,401,000 and securities valued at $159,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.

T. ROWE PRICE Multi-Strategy Total Return Fund

The following table summarizes the fund’s OTC and bilateral derivatives at the reporting date by loss exposure to each counterparty after consideration of collateral, if any.
Forward Currency Exchange Contracts  The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. It may use forward currency exchange contracts (forwards) primarily to protect its non-U.S. dollar-denominated securities from adverse currency movements or to increase exposure to a particular foreign currency, to shift the
($000s)
Gross Value on
Statements of
Assets
and Liabilities
Net amount
due (to)/from
Collateral
Pledged
(Received)
by Fund
Loss
Exposure,
After
Collateral*
(not less than
$0)
Counterparty Assets Liabilities
Bank of America $ 849 $ (698) $ 151 $ (296) $ —
Barclays Bank 477 (226) 251 (281) —
BNP Paribas 109 (452) (343) 420 77
BNY Mellon — (3) (3) — —
Canadian Imperial
Bank of Commerce 13 (15) (2) — —
Citibank 606 (727) (121) — —
Citigroup Global
Markets 92 (46) 46 — 46
Deutsche Bank 261 (187) 74 — 74
Goldman Sachs 1,311 (829) 482 (800) —
HSBC Bank 132 (136) (4) (21) —
JPMorgan Chase 1,032 (733) 299 — 299
Morgan Stanley 2,265 (3,205) (940) 526 —
NatWest Bank 15 — 15 — 15
RBC Dominion
Securities 47 (27) 20 — 20
Standard Chartered 200 (72) 128 — 128
State Street 227 (98) 129 — 129
UBS Investment
Bank 706 (344) 362 — 362
Wells Fargo 101 (166) (65) — —
Total $ 8,443 $ (7,964)
* In situations such as counterparty default or bankruptcy, the fund may have further rights of offset against amounts due to or from the counterparty under other agreements.

T. ROWE PRICE Multi-Strategy Total Return Fund

fund’s foreign currency exposure from one country to another, or to enhance the fund’s return. A forward involves an obligation to purchase or sell a fixed amount of a specific currency on a future date at a price set at the time of the contract. Although certain forwards may be settled by exchanging only the net gain or loss on the contract, most forwards are settled with the exchange of the underlying currencies in accordance with the specified terms. Forwards are valued at the unrealized gain or loss on the contract, which reflects the net amount the fund either is entitled to receive or obligated to deliver, as measured by the difference between the forward exchange rates at the date of entry into the contract and the forward rates at the reporting date. Appreciated forwards are reflected as assets and depreciated forwards are reflected as liabilities on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of
Operations. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the agreements; that anticipated currency movements will not occur, thereby reducing the fund’s total return; and the potential for losses in excess of the fund’s initial investment. During the six months ended April 30, 2024, the volume of the fund’s activity in forwards, based on underlying notional amounts, was generally between 15% and 42% of net assets.
Futures Contracts  The fund is subject to interest rate risk and equity price risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risks. The fund may enter into futures contracts to manage exposure to interest rate and yield curve movements, security prices, foreign currencies, credit quality, and mortgage prepayments;
as an efficient means of adjusting exposure to all or part of a target market; to enhance income; as a cash management tool; or to adjust portfolio duration and credit exposure. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms.
Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities. When

T. ROWE PRICE Multi-Strategy Total Return Fund

a contract is closed, a realized gain or loss is recorded on the accompanying
Statement of Operations. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/
or interest rates, and potential losses in excess of the fund’s initial investment.
During the six months ended April 30, 2024, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally between 51% and
74% of net assets.
Options   The fund is subject to interest rate risk, foreign currency exchange rate risk, credit risk and equity price risk in the normal course of pursuing its investment objectives and uses options to help manage such risks. The fund may use options to manage exposure to security prices, interest rates, foreign currencies, and credit quality; as an efficient means of adjusting exposure to all or a part of a target market; to enhance income; as a cash management tool; or to adjust credit exposure. The fund may buy or sell options that can be settled either directly with the counterparty (OTC option) or through a central clearinghouse (exchange-traded option). Options are included in net assets at fair value, options purchased are included in Investments in Securities, and options written are separately reflected as a liability on the accompanying
Statement of Assets and Liabilities. Premiums on unexercised, expired options are recorded as realized gains or losses on the accompanying Statement of
Operations; premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase. The difference between the premium and the amount received or paid in a closing transaction is also treated as realized gain or loss on the accompanying Statement of Operations. In return for a premium paid, call and put options give the holder the right, but not the obligation, to purchase or sell, respectively, a security at a specified exercise price. In return for a premium paid, currency options give the holder the right, but not the obligation, to buy and sell currency at a specified exchange rate;
although certain currency options may be settled by exchanging only the net gain or loss on the contract. In return for a premium paid, call and put options on futures give the holder the right, but not the obligation, to purchase or sell, respectively, a position in a particular futures contract at a specified exercise price. In return for a premium paid, call and put index options give the holder the right, but not the obligation, to receive cash equal to the difference between the value of the reference index on the exercise date and the exercise price of the option. In return for a premium paid, options on swaps give the holder the right, but not the obligation, to enter a specified swap contract on predefined terms. The exercise price of an option on a credit default swap is stated in

T. ROWE PRICE Multi-Strategy Total Return Fund

terms of a specified spread that represents the cost of credit protection on the reference asset, including both the upfront premium to open the position and future periodic payments. The exercise price of an interest rate swap is stated
in terms of a fixed interest rate; generally, there is no upfront payment to open the position. Risks related to the use of options include possible illiquidity of the options markets; trading restrictions imposed by an exchange or counterparty;
possible failure of counterparties to meet the terms of the agreements;
movements in the underlying asset values, interest rates, currency values and credit ratings; and, for options written, the potential for losses to exceed any premium received by the fund. During the six months ended April 30, 2024, the volume of the fund’s activity in options, based on underlying notional amounts, was generally between 43% and 54% of net assets.
Swaps  The fund is subject to interest rate risk, credit risk, inflation risk, equity price risk and commodity risk in the normal course of pursuing its investment objectives and uses swap contracts to help manage such risks. The fund may use swaps in an effort to manage both long and short exposure to changes in interest rates, inflation rates, and credit quality; to adjust overall exposure to certain markets; to enhance total return or protect the value of portfolio securities; to serve as a cash management tool; or to adjust portfolio duration and credit exposure. Swap agreements can be settled either directly with the counterparty (bilateral swap) or through a central clearinghouse (centrally cleared swap). Fluctuations in the fair value of a contract are reflected in unrealized gain or loss and are reclassified to realized gain or loss on the accompanying Statement of Operations upon contract termination or cash settlement. Net periodic receipts or payments required by a contract increase or decrease, respectively, the value of the contract until the contractual payment date, at which time such amounts are reclassified from unrealized to realized gain or loss on the accompanying Statement of Operations. For bilateral swaps, cash payments are made or received by the fund on a periodic basis in accordance with contract terms; unrealized gain on contracts and premiums paid are reflected as assets and unrealized loss on contracts and premiums received are reflected as liabilities on the accompanying Statement of Assets and Liabilities. For bilateral swaps, premiums paid or received are amortized over the life of the swap and are recognized as realized gain or loss on the accompanying Statement of Operations. For centrally cleared swaps, payments are made or received by the fund each day to settle the daily fluctuation in the value of the contract (variation margin). Accordingly, the value of a centrally cleared swap included in net assets is the unsettled variation margin; net

T. ROWE PRICE Multi-Strategy Total Return Fund

variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities.
Interest rate swaps are agreements to exchange cash flows based on the difference between specified interest rates applied to a notional principal amount for a specified period of time. Risks related to the use of interest rate swaps include the potential for unanticipated movements in interest or currency rates, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
Credit default swaps are agreements where one party (the protection buyer)
agrees to make periodic payments to another party (the protection seller) in exchange for protection against specified credit events, such as certain defaults and bankruptcies related to an underlying credit instrument, or issuer or index of such instruments. Upon occurrence of a specified credit event, the protection seller is required to pay the buyer the difference between the notional amount of the swap and the value of the underlying credit, either in the form of a net cash settlement or by paying the gross notional amount and accepting delivery of the relevant underlying credit. For credit default swaps where the underlying credit is an index, a specified credit event may affect all or individual underlying securities included in the index and will be settled based upon the relative weighting of the affected underlying security(ies) within the index. Generally, the payment risk for the seller of protection is inversely related to the current market price or credit rating of the underlying credit or the market value of the contract relative to the notional amount, which are indicators of the markets’ valuation of credit quality. As of April 30, 2024, the notional amount of protection sold by the fund totaled $19,873,000 (6.4% of net assets), which reflects the maximum potential amount the fund could be required to pay under such contracts. Risks related to the use of credit default swaps include the possible inability of the fund to accurately assess the current and future creditworthiness of underlying issuers, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
Zero-coupon inflation swaps are agreements to exchange cash flows, on the contract’s maturity date, based on the difference between a predetermined fixed rate and the cumulative change in the consumer price index, both applied

T. ROWE PRICE Multi-Strategy Total Return Fund

to a notional principal amount for a specified period of time. Risks related to the use of zero-coupon inflation swaps include the potential for unanticipated movements in inflation rates, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
Total return swaps are agreements in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset (reference asset), such as an index, equity security, fixed income security or commodity-based exchange-
traded fund, which includes both the income it generates and any change in its value. Risks related to the use of total return swaps include the potential for unfavorable changes in the reference asset, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
During the six months ended April 30, 2024, the volume of the fund’s activity in swaps, based on underlying notional amounts, was generally between 109%
and 151% of net assets.
NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of
Additional Information.
Noninvestment-Grade Debt  The fund invests, either directly or through its investment in other T. Rowe Price funds, in noninvestment-grade debt, including
“high yield” or “junk” bonds or leveraged loans. Noninvestment-grade debt issuers are more likely to suffer an adverse change in financial condition that would result in the inability to meet a financial obligation. The noninvestment-
grade debt market may experience sudden and sharp price swings due to a variety of factors that may decrease the ability of issuers to make principal and interest payments and adversely affect the liquidity or value, or both, of such securities. Accordingly, securities issued by such companies carry a higher risk of default and should be considered speculative.

T. ROWE PRICE Multi-Strategy Total Return Fund

Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Mortgage-Backed Securities  The fund invests in mortgage-backed securities
(MBS or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle the fund to the periodic payments of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however, the degree of protection differs based on the issuer. MBS are sensitive to changes in economic conditions that affect the rate of prepayments and defaults on the underlying mortgages;
accordingly, the value, income, and related cash flows from MBS may be more volatile than other debt instruments.
Bank Loans  The fund invests in bank loans, which represent an interest in amounts owed by a borrower to a syndicate of lenders. Bank loans are generally noninvestment grade and often involve borrowers whose financial condition is highly leveraged. The fund may invest in fixed and floating rate loans, which may include senior floating rate loans; secured and unsecured loans, second lien or more junior loans; and bridge loans or bridge facilities.
Certain bank loans may be revolvers which are a form of senior bank debt, where the borrower can draw down the credit of the revolver when it needs cash and repays the credit when the borrower has excess cash. Certain loans may be “covenant-lite” loans, which means the loans contain fewer maintenance covenants than other loans (in some cases, none) and do not include terms which allow the lender to monitor the performance of the borrower and declare a default if certain criteria are breached. As a result of these risks, the fund’s exposure to losses may be increased.
Bank loans may be in the form of either assignments or participations. A loan assignment transfers all legal, beneficial, and economic rights to the buyer, and transfer typically requires consent of both the borrower and agent. In contrast, a loan participation generally entitles the buyer to receive the cash flows from principal, interest, and any fee payments on a portion of a loan;
however, the seller continues to hold legal title to that portion of the loan. As a result, the buyer of a loan participation generally has no direct recourse against the borrower and is exposed to credit risk of both the borrower and seller of the participation.

T. ROWE PRICE Multi-Strategy Total Return Fund

Bank loans often have extended settlement periods, generally may be repaid at any time at the option of the borrower, and may require additional principal to be funded at the borrowers’ discretion at a later date (e.g. unfunded commitments and revolving debt instruments). Until settlement, the fund maintains liquid assets sufficient to settle its unfunded loan commitments. The fund reflects both the funded portion of a bank loan as well as its unfunded commitment in the Portfolio of Investments. However, if a credit agreement provides no initial funding of a tranche, and funding of the full commitment at a future date(s) is at the borrower’s discretion and considered uncertain, a loan is reflected in the
Portfolio of Investments only if, and only to the extent that, the fund has actually settled a funding commitment.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At
April 30, 2024, the value of loaned securities was $2,826,000; the value of cash collateral and related investments was $2,921,000.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, short-term and U.S. government securities aggregated $125,976,000 and $130,731,000, respectively, for the six months ended April 30, 2024.

T. ROWE PRICE Multi-Strategy Total Return Fund

NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.
The fund intends to retain realized gains to the extent of available capital loss carryforwards. Net realized capital losses may be carried forward indefinitely to offset future realized capital gains. As of October 31, 2023, the fund had
$49,618,000 of available capital loss carryforwards.
At April 30, 2024, the cost of investments (including derivatives, if any) for federal income tax purposes was $302,581,000. Net unrealized gain aggregated
$11,320,000 at period-end, of which $28,046,000 related to appreciated investments and $16,726,000 related to depreciated investments.
NOTE 6 - FOREIGN  TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/
loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.

T. ROWE PRICE Multi-Strategy Total Return Fund

NOTE 7 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price
Associates has entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund.
The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.71%
of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At April 30, 2024, the effective annual group fee rate was 0.29%.
The Investor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1) the expense limitation in place at the time such amounts were waived; or (2) the class’s current expense limitation.
However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to

T. ROWE PRICE Multi-Strategy Total Return Fund

the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price Associates during the six months ended April 30, 2024 as indicated
in the table below. Including these amounts, expenses previously waived/
paid by Price Associates in the amount of $1,024,000 remain subject to repayment by the fund at April 30, 2024. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying
Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. For the six months ended April 30, 2024, expenses incurred pursuant to these service agreements were $56,000 for
Price Associates and $17,000 for T. Rowe Price Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
Investor
Class I Class
Expense limitation/I Class Limit 1.19% 0.05%
Expense limitation date 02/28/26 02/28/26
(Waived)/repaid during the period ($000s) $(17) $(87)

T. ROWE PRICE Multi-Strategy Total Return Fund

Mutual funds, trusts, and other accounts managed by Price Associates or its affiliates (collectively, Price Funds and accounts) may invest in the fund. No
Price fund or account may invest for the purpose of exercising management or control over the fund. At April 30, 2024, approximately 92% of the I Class's outstanding shares were held by Price Funds and accounts.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price
Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the
T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay no
investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended April 30, 2024, the fund had no purchases or sales cross trades with other funds or accounts advised by
Price Associates.
NOTE 8 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and

T. ROWE PRICE Multi-Strategy Total Return Fund

exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.

T. ROWE PRICE Multi-Strategy Total Return Fund

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND
RECORDS
A description of the policies and procedures used by T. Rowe Price funds to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.
The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following Web page:
https://www.troweprice.com/corporate/us/en/utility/policies.html
Scroll down to the section near the bottom of the page that says, “Proxy Voting
Guidelines.” Click on the links in the shaded box.
Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says, “Proxy Voting Records.” Click on the Proxy Voting Records link in the shaded box.
HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS
The fund files a complete schedule of portfolio holdings with the Securities and
Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s reports on Form N-PORT are available electronically on the SEC’s website (sec.gov). In addition, most T. Rowe
Price funds disclose their first and third fiscal quarter-end holdings on troweprice.
com .
TAILORED SHAREHOLDER REPORTS FOR MUTUAL FUNDS AND
EXCHANGE TRADED FUNDS
In October 2022, the Securities and Exchange Commission (SEC) adopted rule and form amendments requiring Mutual Funds and Exchange-Traded Funds to transmit concise and visually engaging streamlined annual and semiannual reports that highlight key information to shareholders. Other information, including financial statements, will no longer appear in the funds’ shareholder reports but will be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of
July 24, 2024.

T. ROWE PRICE Multi-Strategy Total Return Fund

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENTS
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser), as well as the investment subadvisory agreements (Subadvisory Contracts) that the Adviser has entered into with T. Rowe Price International Ltd and T. Rowe Price Hong Kong
Limited (Subadvisers) on behalf of the fund. In that regard, at a meeting held on
March 11–12, 2024 (Meeting), the Board, including all of the fund’s independent directors present in person at the Meeting, approved the continuation of the fund’s Advisory Contract and Subadvisory Contracts. At the Meeting, the Board
considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadvisers and the approval of the Advisory
Contract and Subadvisory Contracts. The independent directors were assisted in their evaluation of the Advisory Contract and Subadvisory Contracts by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the Advisory Contract and Subadvisory Contracts, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with the Adviser and Subadvisers about various topics. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser and Subadvisers
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser and Subadvisers. These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services;
compliance; maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the
Adviser’s and Subadvisers’ senior management teams and investment personnel

T. ROWE PRICE Multi-Strategy Total Return Fund

involved in the management of the fund, as well as the Adviser’s compliance record. The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser and Subadvisers, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract and Subadvisory Contracts.
Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and peer groups of funds with similar investment programs for various periods through December 31, 2023.
Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2023, which ranked the returns of the fund’s Investor Class for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of mutual fund data.
In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, the length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups.
The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract and Subadvisory
Contracts.
Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the
Adviser under the Advisory Contract and other direct and indirect benefits that the
Adviser (and its affiliates, including the Subadvisers) may have realized from its relationship with the fund. In considering soft-dollar arrangements pursuant to which research may be received from broker-dealers that execute the fund’s portfolio
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENTS (continued)

T. ROWE PRICE Multi-Strategy Total Return Fund

transactions, the Board noted that during 2023 the Adviser paid the costs of research services for all client accounts that it advises, including the T. Rowe Price funds. However, effective January 1, 2024, the Adviser will begin using brokerage commissions in connection with certain T. Rowe Price funds’ securities transactions to pay for research when permissible.
The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T. Rowe Price funds. While the Board did not review information regarding profits realized from managing the fund in particular because the fund had either not achieved sufficient portfolio asset size or not recognized sufficient revenues to produce meaningful profit margin percentages, the Board concluded that the Adviser’s profits were reasonable in light of the services provided to the T. Rowe Price funds.
The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale realized by the Adviser. Under the Advisory Contract, the fund pays a fee to the Adviser for investment management services composed of two components—a group fee rate based on the combined average net assets of most of the T. Rowe Price funds
(including the fund) that declines at certain asset levels and an individual fund fee rate based on the fund’s average daily net assets—and the fund pays its own expenses of operations. Under each Subadvisory Contract, the Adviser may pay each Subadviser up to 60% of the advisory fees that the Adviser receives from the fund. The group fee rate decreases as total T. Rowe Price fund assets grow, which reduces the management fee rate for any fund that has a group fee component to its management fee, and reflects that certain resources utilized to operate the fund are shared with other T. Rowe Price funds, thus allowing shareholders of those funds to share potential economies of scale.
The fund’s shareholders also benefit from potential economies of scale through a decline in certain operating expenses as the fund grows in size. However, the fund is also subject to contractual expense limitations that require the Adviser to waive its fees and/or bear any expenses that would otherwise cause the expenses of a share class of the fund to exceed a certain percentage based on the class’s net assets. The expense limitations protect shareholders from relatively high expenses until the fund reaches greater scale and mitigate the potential for an increase in operating expenses above a certain level that could impact shareholders.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENTS (continued)

T. ROWE PRICE Multi-Strategy Total Return Fund

In addition, the Board noted that the fund potentially shares in indirect economies of scale through the Adviser’s and Subadvisers’ ongoing investments in their business in support of the T. Rowe Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-party service providers. The Board concluded that the advisory fee structure for the fund provides for a reasonable sharing of benefits from any economies of scale with the fund’s investors.
Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a group of competitor funds selected by
Broadridge (Expense Group) and (ii) actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a broader set of funds within the Lipper investment classification (Expense Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate (which reflects the management fees actually received from the fund by the
Adviser after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses (which reflect the net total expense ratio of the fund after any waivers, reductions, or reimbursements) in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. The information provided to the Board indicated that the fund’s contractual management fee ranked in the first quintile (Expense Group), the fund’s actual management fee rate ranked in the first quintile (Expense Group and Expense Universe), and the fund’s total expenses ranked in the second quintile (Expense Group and Expense Universe).
The Board also reviewed the fee schedules for other investment portfolios with similar mandates that are advised or subadvised by the Adviser and its affiliates, including separately managed accounts for institutional and individual investors;
subadvised funds; and other sponsored investment portfolios, including collective investment trusts and pooled vehicles organized and offered to investors outside the United States. Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory and other institutional account clients, including information about how the requirements and economics of the institutional business are fundamentally different from those of
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENTS (continued)

T. ROWE PRICE Multi-Strategy Total Return Fund

the proprietary mutual fund business. The Board considered information showing that the Adviser’s mutual fund business is generally more complex from a business and compliance perspective than its institutional account business and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, greater asset flows, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary mutual fund business. In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the Adviser to manage its mutual fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the
Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.
Approval of the Advisory Contract and Subadvisory Contracts
As noted, the Board approved the continuation of the Advisory Contract and
Subadvisory Contracts. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory
Contract and Subadvisory Contracts (including the fees to be charged for services thereunder).
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENTS (continued)

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F1112-051 6/24

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)  The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3)	Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Multi-Strategy Total Return Fund, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	June 17, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	June 17, 2024

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	June 17, 2024